UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices)  (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2022

Item 1. Schedule of Investments.

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio
Common Stocks | 98.4%
Brazil | 4.9%
Banco Bradesco SA ADR	573,040	$2,658,905
Dexco SA	510,235	1,573,235
Pagseguro Digital, Ltd., Class A (*)	56,754	1,137,918
Rumo SA (*)	386,744	1,506,832
		6,876,890
China | 27.4%
Airtac International Group	34,765	1,120,958
Alibaba Group Holding, Ltd. Sponsored ADR (*)	41,147	4,476,793
Baidu, Inc. Class A (*)	129,500	2,166,146
China Tourism Group Duty Free Corp., Ltd. Class A	64,200	1,648,270
Chow Tai Seng Jewellery Co., Ltd., Class A	393,550	839,874
GoerTek, Inc., Class A	467,900	2,522,239
JD.com, Inc. Class A (*)	70,359	2,060,663
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	193,200	1,278,255
Minth Group, Ltd.	454,000	1,113,263
Ping An Insurance (Group) Co. of China, Ltd., Class H	246,500	1,739,200
Shanghai Liangxin Electrical Co., Ltd., Class A	602,400	1,142,524
Tencent Holdings, Ltd.	134,500	6,345,090
Topsports International Holdings, Ltd.	1,047,000	870,951
Trip.com Group, Ltd. ADR (*)	90,590	2,094,441
Weibo Corp. Sponsored ADR (*)	24,327	596,255
Wuliangye Yibin Co., Ltd., Class A	76,800	1,865,995
Xiaomi Corp., Class B (*)	582,200	1,023,968
Yadea Group Holdings, Ltd.	618,000	951,122
Zhongsheng Group Holdings, Ltd.	411,000	2,893,899
ZTO Express Cayman, Inc. ADR	58,385	1,459,625
		38,209,531
Colombia | 1.8%
Bancolombia SA Sponsored ADR	59,658	2,545,010
Hong Kong | 1.3%
Techtronic Industries Co., Ltd.	110,502	1,780,164
Hungary | 1.3%
Richter Gedeon Nyrt.	85,309	1,799,276
India | 11.1%
Motherson Sumi Wiring India Ltd. (*), (¢)	440,465	374,635
Bajaj Finance, Ltd.	20,085	1,909,486
HDFC Bank, Ltd. ADR	46,991	2,881,958
ICICI Bank, Ltd. Sponsored ADR	194,419	3,682,296
Mphasis, Ltd.	27,199	1,205,736

Description	Shares	Fair Value
Reliance Industries, Ltd.	83,775	$2,899,627
UPL, Ltd.	241,498	2,434,736
		15,388,474
Indonesia | 4.8%
PT Bank Central Asia Tbk	4,519,900	2,504,203
PT Bank Rakyat Indonesia (Persero) Tbk	12,810,949	4,124,925
		6,629,128
Mexico | 2.8%
Grupo Financiero Banorte SAB de CV, Class O	525,657	3,952,338
Peru | 1.1%
Credicorp, Ltd.	8,801	1,512,628
Philippines | 2.5%
BDO Unibank, Inc.	831,115	2,122,804
International Container Terminal Services, Inc.	318,959	1,380,645
		3,503,449
Poland | 0.4%
InPost SA (*)	94,148	591,771
South Africa | 5.8%
Capitec Bank Holdings, Ltd.	13,508	2,158,135
Standard Bank Group, Ltd.	297,964	3,707,152
The Foschini Group, Ltd.	213,293	2,145,238
		8,010,525
South Korea | 13.8%
AfreecaTV Co., Ltd.	9,211	1,116,481
CJ Logistics Corp. (*)	13,679	1,456,782
NAVER Corp.	6,615	1,849,708
Samsung Electronics Co., Ltd.	146,982	8,396,735
SK Hynix, Inc.	44,379	4,248,094
WONIK IPS Co., Ltd.	69,781	2,175,011
		19,242,811
Taiwan | 15.6%
ASE Technology Holding Co., Ltd.	964,289	3,439,435
Bizlink Holding, Inc.	239,000	2,459,849
Chroma ATE, Inc.	295,000	1,844,503
Hiwin Technologies Corp.	133,844	1,115,461
Lotes Co., Ltd.	87,000	2,115,304
MediaTek, Inc.	72,000	2,244,880
RichWave Technology Corp.	208,000	1,364,222
Silicon Motion Technology Corp. ADR	20,864	1,394,132
Taiwan Semiconductor Manufacturing Co., Ltd.	278,000	5,747,493
		21,725,279

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio (concluded)
United States | 1.1%
JS Global Lifestyle Co., Ltd.	1,303,000	$1,518,528
Zambia | 2.7%
First Quantum Minerals, Ltd.	107,743	3,730,046
Total Common Stocks (Cost $113,936,121)		137,015,848
Short-Term Investments | 1.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $2,432,683)	2,432,683	2,432,683
Total Investments | 100.1% (Cost $116,368,804)		$139,448,531
Liabilities in Excess of Cash and Other Assets | (0.1)%		(191,102)
Net Assets | 100.0%		$139,257,429

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio
Common Stocks | 97.5%
Austria | 1.3%
Mondi PLC	97,943	$1,898,743
Brazil | 8.6%
Banco BTG Pactual SA	336,596	1,840,972
Banco do Brasil SA	228,300	1,663,921
Itau Unibanco Holding SA Sponsored ADR	195,642	1,117,116
Lojas Renner SA	267,258	1,543,692
MercadoLibre, Inc. (*)	978	1,163,311
Pet Center Comercio e Participacoes SA	465,966	1,826,262
Petroleo Brasileiro SA Sponsored ADR	120,787	1,787,648
Rumo SA (*)	311,958	1,215,450
		12,158,372
Canada | 1.5%
Parex Resources, Inc.	106,680	2,188,811
China | 24.4%
Alibaba Group Holding, Ltd. (*)	32,000	437,993
Alibaba Group Holding, Ltd. Sponsored ADR (*)	34,659	3,770,899
Bilibili, Inc. Sponsored ADR (*)	14,770	377,817
Budweiser Brewing Co. APAC, Ltd.	412,200	1,093,950
China Mengniu Dairy Co., Ltd.	207,000	1,111,546
Industrial & Commercial Bank of China, Ltd., Class H	8,019,633	4,915,916
Innovent Biologics, Inc. (*)	132,500	446,225
JD.com, Inc. ADR (*)	27,337	1,581,992
JD.com, Inc., Class A (*)	21,326	624,592
Midea Group Co., Ltd., Class A	76,500	684,274
NetEase, Inc.	35,500	639,982
NetEase, Inc. ADR	15,735	1,411,272
PICC Property & Casualty Co., Ltd., Class H	1,139,770	1,162,988
Ping An Insurance (Group) Co. of China, Ltd., Class H	296,000	2,088,451
Prosus NV	16,341	865,049
Remegen Co., Ltd., Class H (*)	77,500	456,773
Shenzhou International Group Holdings, Ltd.	115,191	1,536,407
Tencent Holdings, Ltd.	147,400	6,953,652
Wuxi Biologics Cayman, Inc. (*)	113,500	920,737
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	155,900	1,428,715
XPeng, Inc., Class A	67,500	930,435
Yum China Holdings, Inc.	26,848	1,115,266
		34,554,931
Hong Kong | 1.3%
Techtronic Industries Co., Ltd.	112,000	1,804,296

Description	Shares	Fair Value
India | 16.2%
HDFC Bank, Ltd. ADR	59,261	$3,634,477
Hindalco Industries, Ltd.	371,124	2,766,232
ICICI Bank, Ltd. Sponsored ADR	59,803	1,132,669
Infosys, Ltd. Sponsored ADR	134,069	3,336,977
Larsen & Toubro, Ltd.	65,674	1,522,639
Maruti Suzuki India, Ltd.	12,563	1,246,166
Motherson Sumi Systems, Ltd.	364,491	664,440
Motherson Sumi Wiring India Ltd. (*), (¢)	372,381	316,727
Reliance Industries, Ltd.	78,396	2,713,449
Star Health & Allied Insurance Co., Ltd.	178,896	1,663,783
UPL, Ltd.	268,469	2,706,652
WNS Holdings, Ltd. ADR (*)	14,361	1,227,722
		22,931,933
Indonesia | 2.9%
PT Bank Mandiri (Persero) Tbk	3,845,400	2,109,991
PT Telkom Indonesia (Persero) Tbk ADR	62,244	1,988,696
		4,098,687
Mexico | 5.1%
Arca Continental SAB de CV	259,245	1,762,840
Cemex SAB de CV Sponsored ADR (*)	366,368	1,938,087
Grupo Aeroportuario del Pacifico SAB de CV ADR	13,214	2,130,493
Grupo Financiero Banorte SAB de CV, Class O	190,100	1,429,334
		7,260,754
Philippines | 1.1%
BDO Unibank, Inc.	619,831	1,583,150
Poland | 2.0%
CD Projekt SA	10,648	437,514
KGHM Polska Miedz SA	58,835	2,391,914
		2,829,428
Qatar | 0.8%
Qatar National Bank QPSC	188,772	1,194,628
Russia | 0.0%
Yandex NV, Class A (*), (¢)	17,633	0
South Africa | 1.8%
Anglo American PLC	42,838	2,209,432
Naspers, Ltd., N Shares	2,345	265,490
		2,474,922
South Korea | 11.6%
DB Insurance Co., Ltd.	17,808	1,023,961
LG Chem, Ltd.	2,252	976,367
LG Electronics, Inc.	10,504	1,036,574
NAVER Corp.	3,978	1,112,341

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio (concluded)
NCSoft Corp.	1,942	$743,136
Samsung Electronics Co., Ltd.	142,934	8,165,483
Samsung SDI Co., Ltd.	2,807	1,369,661
SK Hynix, Inc.	21,001	2,010,280
		16,437,803
Taiwan | 15.1%
Accton Technology Corp.	96,000	741,832
ASE Technology Holding Co., Ltd.	417,000	1,487,360
Eclat Textile Co., Ltd.	66,789	1,105,246
Feng TAY Enterprise Co., Ltd.	138,000	915,478
Micro-Star International Co., Ltd.	231,000	1,040,251
Nien Made Enterprise Co., Ltd.	79,000	921,154
Realtek Semiconductor Corp.	59,000	879,262
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	137,050	14,288,833
		21,379,416
Thailand | 3.1%
Home Product Center Public Co., Ltd. (‡)	3,395,300	1,623,617
PTT Exploration & Production Public Co., Ltd. (‡)	644,400	2,790,785
		4,414,402
United Kingdom | 0.7%
Unilever PLC Sponsored ADR	22,319	1,017,077
Total Common Stocks (Cost $112,310,805)		138,227,353
Short-Term Investments | 2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $3,575,459)	3,575,459	3,575,459
Total Investments | 100.0% (Cost $115,886,264)		$141,802,812
Liabilities in Excess of Cash and Other Assets | 0.0%		(16,321)
Net Assets | 100.0%		141,786,491

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio
Common Stocks | 93.6%
Brazil | 2.9%
Banco do Brasil SA	20,200	$147,224
Cia Paranaense de Energia (Preference Shares)	73,900	117,345
Cia Siderurgica Nacional SA	15,800	86,383
Gerdau SA (Preference Shares)	15,600	100,952
Marfrig Global Foods SA	53,600	240,921
TIM SA	43,300	125,415
Vale SA	53,209	1,068,415
		1,886,655
Chile | 0.2%
Sociedad Quimica y Minera de Chile SA Sponsored ADR	1,485	127,116
China | 30.3%
360 DigiTech, Inc. ADR	6,490	99,881
Agricultural Bank of China, Ltd., Class H	355,000	136,157
Alibaba Group Holding, Ltd. (*)	57,700	789,756
Alibaba Group Holding, Ltd. Sponsored ADR (*)	8,067	877,690
Baidu, Inc. Sponsored ADR (*)	2,149	284,313
Bank of Beijing Co., Ltd., Class A	272,200	196,318
Bank of China, Ltd., Class H	2,680,000	1,076,109
Bank of Communications Co., Ltd., Class H	874,000	627,329
Baoshan Iron & Steel Co., Ltd., Class A	136,100	144,461
Beijing Enterprises Holdings, Ltd.	48,500	153,322
Beijing New Building Materials PLC, Class A	18,400	87,609
Bosideng International Holdings, Ltd.	236,000	109,715
BYD Co., Ltd., Class H	10,000	284,070
China Construction Bank Corp., Class H	576,000	432,689
China Galaxy Securities Co., Ltd., Class H	588,000	328,388
China Longyuan Power Group Corp., Ltd., Class H	94,000	213,079
China Meidong Auto Holdings, Ltd.	44,000	167,016
China Modern Dairy Holdings, Ltd.	555,000	89,790
China Petroleum & Chemical Corp., Class H	1,318,000	659,023
China Railway Group, Ltd., Class H	659,000	368,356
China Resources Mixc Lifestyle Services, Ltd.	27,800	136,751
China Resources Power Holdings Co., Ltd.	110,000	204,971
China Taiping Insurance Holdings Co., Ltd.	128,000	155,948
China World Trade Center Co., Ltd., Class A	48,687	124,127
China Yongda Automobiles Services Holdings, Ltd.	119,500	129,959
Chongqing Brewery Co., Ltd., Class A (*)	5,600	94,367
CITIC, Ltd.	125,000	138,529
COFCO Joycome Foods, Ltd.	279,000	123,475

Description	Shares	Fair Value
Contemporary Amperex Technology Co., Ltd., Class A	1,400	$112,174
COSCO SHIPPING Holdings Co., Ltd., Class H (*)	167,300	289,705
CSPC Pharmaceutical Group, Ltd.	427,840	490,614
Daan Gene Co., Ltd., Class A	27,980	82,249
East Money Information Co., Ltd. Class A	66,195	261,977
Ecovacs Robotics Co., Ltd., Class A	5,400	91,708
G-bits Network Technology Xiamen Co., Ltd., Class A	1,700	95,771
GD Power Development Co., Ltd., Class A	234,500	92,669
GF Securities Co., Ltd., Class H	59,600	84,021
Gigadevice Semiconductor Beijing, Inc., Class A	5,800	127,876
Greenland Holdings Corp., Ltd.	185,800	157,558
Haidilao International Holding, Ltd.	43,000	83,549
Haier Smart Home Co., Ltd. Class H	50,400	162,993
Industrial & Commercial Bank of China, Ltd., Class H	522,000	319,978
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	31,600	183,481
JD.com, Inc., Class A (*)	17,654	517,047
Lenovo Group, Ltd.	402,000	435,994
Li Auto, Inc. ADR (*)	2,601	67,132
Li Ning Co., Ltd.	48,500	415,692
Meituan, Class B (*)	28,900	569,492
Metallurgical Corp. of China, Ltd., Class H	289,000	77,841
NetEase, Inc.	34,900	629,165
New China Life Insurance Co., Ltd., Class H	75,100	208,993
NIO, Inc. ADR (*)	4,167	87,715
Nongfu Spring Co., Ltd., Class H	43,200	229,362
Oppein Home Group, Inc., Class A	15,200	280,133
PetroChina Co., Ltd., Class H	1,062,000	543,850
Pharmaron Beijing Co., Ltd., Class H	8,200	99,093
PICC Property & Casualty Co., Ltd., Class H	384,000	391,822
Pinduoduo, Inc. ADR (*)	2,573	103,203
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	9,940	56,302
Shanghai Construction Group Co., Ltd.	296,800	152,157
Shanxi Taigang Stainless Steel Co., Ltd. Class A	98,500	104,006
Shenyang Xingqi Pharmaceutical Co., Ltd. Class A	6,200	87,692
Shenzhen Inovance Technology Co., Ltd., Class A	8,800	78,767
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	1,800	86,902
Sichuan Swellfun Co., Ltd.	7,500	97,221
Silergy Corp.	2,000	235,574

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Sunny Optical Technology Group Co., Ltd.	8,000	$128,135
Tencent Holdings, Ltd.	43,200	2,037,977
The People’s Insurance Co. Group of China, Ltd., Class H	742,000	242,751
WuXi AppTec Co., Ltd., Class H	8,000	125,126
Wuxi Biologics Cayman, Inc. (*)	17,000	137,908
Yadea Group Holdings, Ltd.	96,000	147,747
Yuexiu Property Co., Ltd.	168,400	166,941
Zhongsheng Group Holdings, Ltd.	30,000	211,234
		19,622,495
Colombia | 0.2%
Bancolombia SA Sponsored ADR	2,991	127,596
Greece | 0.5%
Hellenic Telecommunications Organization SA	17,095	309,285
Hungary | 0.5%
MOL Hungarian Oil & Gas PLC	23,788	209,937
Richter Gedeon Nyrt.	4,045	85,314
		295,251
India | 11.4%
Axis Bank, Ltd. GDR (*)	1,771	87,608
Dr Reddy’s Laboratories, Ltd. ADR	7,219	402,315
GAIL India, Ltd. GDR	20,519	275,825
HDFC Bank, Ltd. ADR	16,905	1,036,784
ICICI Bank, Ltd. Sponsored ADR	67,245	1,273,620
Infosys, Ltd. Sponsored ADR	61,411	1,528,520
Larsen & Toubro, Ltd. GDR	18,672	432,161
Reliance Industries, Ltd. Sponsored GDR (#)	14,405	984,479
State Bank of India GDR	5,175	330,645
Tata Motors, Ltd. Sponsored ADR (*)	5,336	149,141
Tata Steel, Ltd. GDR	5,390	90,429
Wipro, Ltd. ADR	61,429	473,618
WNS Holdings, Ltd. ADR (*)	3,848	328,965
		7,394,110
Indonesia | 2.4%
Aneka Tambang Tbk	435,900	73,815
Kalbe Farma Tbk PT	1,725,000	193,369
PT Astra International Tbk	1,017,100	464,666
PT Bank Mandiri (Persero) Tbk	534,600	293,338
PT Bank Negara Indonesia (Persero) Tbk	210,400	120,374
PT Bank Rakyat Indonesia (Persero) Tbk	569,000	183,209
PT Telkom Indonesia (Persero) Tbk ADR	6,886	220,008
		1,548,779

Description	Shares	Fair Value
Malaysia | 1.4%
Frontken Corp. Bhd	134,250	$95,246
Hibiscus Petroleum Bhd	363,000	98,776
Hong Leong Financial Group Bhd	29,900	139,152
Inari Amertron Bhd	135,400	97,977
Petronas Chemicals Group Bhd	209,500	478,432
		909,583
Mexico | 3.6%
America Movil SAB de CV, Series L	550,500	584,543
Arca Continental SAB de CV	43,000	292,396
Coca-Cola Femsa SAB de CV Sponsored ADR	5,221	286,894
Gruma SAB de CV, Class B	12,305	154,756
Grupo Mexico SAB de CV, Series B	74,800	447,521
Qualitas Controladora SAB de CV	19,400	111,182
Wal-Mart de Mexico SAB de CV	112,000	461,289
		2,338,581
Philippines | 0.7%
BDO Unibank, Inc.	80,720	206,172
International Container Terminal Services, Inc.	61,790	267,464
		473,636
Poland | 0.6%
KGHM Polska Miedz SA	2,218	90,172
Orange Polska SA (*)	70,403	132,093
Polski Koncern Naftowy ORLEN SA	9,380	168,731
		390,996
Russia | 0.0%
Gazprom PJSC Sponsored ADR (¢)	55,393	0
LUKOIL PJSC Sponsored ADR (¢)	2,605	0
MMC Norilsk Nickel PJSC ADR (¢)	3,015	0
PhosAgro PJSC GDR (¢)	6,556	0
Ros Agro PLC GDR (¢)	11,042	0
Rosneft Oil Co. PJSC GDR (¢)	41,290	0
Severstal PAO GDR (¢)	9,589	0
		0
Saudi Arabia | 4.1%
Al Rajhi Bank	16,977	723,889
Arriyadh Development Co.	23,280	170,856
Bank Al-Jazira	23,513	164,519
Leejam Sports Co. JSC	3,848	128,934
SABIC Agri-Nutrients Co.	5,336	258,325
Saudi Arabian Mining Co. (*)	3,360	119,635
Saudi Arabian Oil Co.	11,649	133,713
Saudi Basic Industries Corp.	19,679	685,264

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Saudi Electricity Co.	13,110	$92,839
Saudi Research & Media Group (*)	3,004	201,690
		2,679,664
South Africa | 4.0%
Absa Group, Ltd.	12,340	160,229
Anglo American Platinum, Ltd.	883	121,254
FirstRand, Ltd.	25,331	133,757
Gold Fields, Ltd. Sponsored ADR	9,225	142,619
Harmony Gold Mining Co., Ltd. Sponsored ADR	30,749	154,667
Impala Platinum Holdings, Ltd.	8,276	127,337
MTN Group, Ltd.	18,084	234,320
MultiChoice Group, Ltd.	22,508	202,257
Naspers, Ltd., N Shares	1,874	212,165
Northam Platinum Holdings, Ltd. (*)	8,161	121,899
Sappi, Ltd. (*)	24,145	93,709
Sasol, Ltd. (*)	8,676	210,259
Shoprite Holdings, Ltd.	23,174	373,965
Sibanye Stillwater, Ltd.	43,794	177,885
Vodacom Group, Ltd.	11,567	126,410
		2,592,732
South Korea | 13.2%
AfreecaTV Co., Ltd.	1,554	188,363
DGB Financial Group, Inc.	23,412	179,680
Foosung Co., Ltd.	10,983	177,161
Hana Financial Group, Inc.	15,917	635,430
Hankook Tire & Technology Co., Ltd.	4,026	111,257
HMM Co., Ltd.	3,645	87,144
Kakao Corp.	2,154	187,073
KB Financial Group, Inc.	9,547	479,951
Kia Corp.	8,097	491,745
Korea Electric Power Corp. (*)	7,958	147,680
Korean Reinsurance Co.	38,187	309,089
KT Corp.	21,409	628,810
KT&G Corp.	1,235	82,193
Kumho Petrochemical Co., Ltd.	1,086	137,934
LG Chem, Ltd.	241	104,487
LG Electronics, Inc.	1,423	140,427
LG Innotek Co., Ltd.	662	209,484
NHN Entertainment Corp. (*)	5,076	153,155
Osstem Implant Co., Ltd. (¢)	1,628	161,713
POSCO Holdings Inc	317	76,134
Samsung Electro-Mechanics Co., Ltd.	2,079	280,647
Samsung Electronics Co., Ltd. GDR	1,941	2,741,937
Samsung Securities Co., Ltd.	4,548	156,506
SK Hynix, Inc.	3,508	335,796

Description	Shares	Fair Value
Woori Financial Group, Inc.	29,629	$371,696
		8,575,492
Taiwan | 14.9%
Advanced Energy Solution Holding Co., Ltd.	2,000	87,384
ASPEED Technology, Inc.	2,000	225,576
Bizlink Holding, Inc.	19,000	195,553
Cathay Financial Holding Co., Ltd.	149,000	334,145
Chailease Holding Co., Ltd.	16,000	140,795
China Airlines, Ltd. (*)	83,000	75,846
Delta Electronics, Inc.	56,000	520,924
Evergreen Marine Corp. Taiwan, Ltd.	46,000	215,121
Global Unichip Corp.	8,000	139,625
International Games System Co., Ltd.	4,000	106,581
MediaTek, Inc.	13,000	405,326
Micro-Star International Co., Ltd.	46,000	207,149
Nan Ya Plastics Corp.	47,000	152,320
Nan Ya Printed Circuit Board Corp.	16,000	289,105
Novatek Microelectronics Corp.	7,000	103,319
Realtek Semiconductor Corp.	8,000	119,222
SinoPac Financial Holdings Co., Ltd.	238,000	152,299
TA Chen Stainless Pipe	54,000	91,749
Taishin Financial Holding Co., Ltd.	175,000	124,948
Taiwan Semiconductor Manufacturing Co., Ltd.	218,000	4,507,027
Unimicron Technology Corp.	37,000	317,626
United Microelectronics Corp.	125,000	230,843
Vanguard International Semiconductor Corp.	22,000	94,776
Voltronic Power Technology Corp.	2,000	100,964
Wan Hai Lines, Ltd.	20,400	111,917
Winbond Electronics Corp.	117,000	125,946
Yang Ming Marine Transport Corp. (*)	51,000	219,782
Yuanta Financial Holding Co., Ltd.	263,000	241,781
		9,637,649
Thailand | 2.2%
Bangkok Bank Public Co. Ltd.	59,500	243,646
BEC World Public Co., Ltd NVDR (*)	237,100	119,272
Bumrungrad Hospital Public Co. Ltd. (‡)	21,100	99,313
Chularat Hospital Public Co., Ltd. NVDR	1,029,300	119,393
Com7 Public Co., Ltd. NVDR	216,600	278,883
Kasikornbank Public Co., Ltd. NVDR	51,200	247,233
Kiatnakin Phatra Bank Public Co., Ltd NVDR	52,300	107,959
Krung Thai Bank Public Co., Ltd. NVDR	298,400	122,867
Mega Lifesciences Public Co., Ltd. (‡)	67,148	91,887
		1,430,453
United States | 0.5%
JBS SA	28,200	220,516

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (concluded)
Parade Technologies, Ltd.	2,000	$125,013
		345,529
Total Common Stocks (Cost $64,375,137)		60,685,602
Preferred Stocks | 1.3%
Brazil | 1.3%
Cia Energetica de Minas Gerais	46,000	146,955
Petroleo Brasileiro SA	96,639	678,963
Total Preferred Stocks (Cost $580,264)		825,918
Short-Term Investments | 1.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $897,527)	897,527	897,527
Total Investments | 96.3% (Cost $65,852,928)		$62,409,047
Cash and Other Assets in Excess of Liabilities | 3.7%		2,416,272
Net Assets | 100.0%		$64,825,319

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio
Common Stocks | 97.7%
Austria | 0.6%
Mondi PLC	1,021,953	$19,811,785
Brazil | 12.5%
Banco do Brasil SA	10,469,538	76,305,220
BB Seguridade Participacoes SA	15,288,217	82,075,766
CCR SA	21,489,317	61,835,865
Engie Brasil Energia SA	3,377,500	30,674,557
Petroleo Brasileiro SA Sponsored ADR	6,280,497	92,951,356
Vale SA Sponsored ADR	1,617,922	32,342,261
Vibra Energia SA	6,480,500	31,823,671
		408,008,696
China | 22.2%
A-Living Smart City Services Co., Ltd.	14,312,250	19,906,945
AAC Technologies Holdings, Inc.	5,066,165	12,163,263
Anhui Conch Cement Co., Ltd., Class H	9,664,951	49,532,710
China Construction Bank Corp., Class H	178,853,224	134,353,858
China Medical System Holdings, Ltd.	15,602,000	24,419,925
China Merchants Bank Co., Ltd., Class H	5,873,994	45,919,171
China Shenhua Energy Co., Ltd., Class H	8,736,110	27,865,618
China Vanke Co., Ltd., Class H	19,484,800	43,841,758
ENN Natural Gas Co., Ltd., Class A	9,410,280	26,184,766
Gree Electric Appliances, Inc. of Zhuhai, Class A	6,852,390	34,791,595
Hengan International Group Co., Ltd.	10,445,000	48,214,991
Huayu Automotive Systems Co., Ltd., Class A	7,281,480	22,831,358
Lenovo Group, Ltd.	49,834,000	54,048,066
Ping An Insurance (Group) Co. of China, Ltd., Class H	8,358,000	58,970,525
Sinopharm Group Co., Ltd., Class H	27,130,414	61,705,239
Tingyi (Cayman Islands) Holding Corp.	17,608,000	29,530,657
Weichai Power Co., Ltd., Class H	19,644,288	30,878,720
		725,159,165
Egypt | 1.1%
Commercial International Bank Egypt SAE GDR (*)	15,185,363	35,515,907
Greece | 1.0%
OPAP SA	2,219,980	32,295,620
Hong Kong | 1.2%
ASM Pacific Technology, Ltd.	3,689,400	37,314,501
Hungary | 1.6%
OTP Bank Nyrt (*)	1,437,664	52,154,398
India | 7.5%
Axis Bank, Ltd. (*)	3,232,451	32,127,840
Bajaj Auto, Ltd.	547,741	26,321,571

Description	Shares	Fair Value
Bharat Petroleum Corp., Ltd.	4,876,648	$23,039,668
Coal India, Ltd.	11,239,476	27,069,526
Hero MotoCorp, Ltd.	667,337	20,081,412
Indus Towers, Ltd. (*)	15,021,008	43,539,719
Petronet LNG, Ltd.	11,999,296	30,556,853
UPL, Ltd.	4,157,126	41,911,337
		244,647,926
Indonesia | 4.8%
PT Astra International Tbk	88,303,700	40,341,868
PT Bank Mandiri (Persero) Tbk	120,696,342	66,226,718
PT Telkom Indonesia (Persero) Tbk ADR	1,595,483	50,975,682
		157,544,268
Mexico | 5.5%
America Movil SAB de CV, Class L Sponsored ADR	1,588,639	33,599,715
Grupo Financiero Banorte SAB de CV, Class O	7,337,590	55,170,265
Grupo Mexico SAB de CV, Series B	9,389,734	56,177,896
Kimberly-Clark de Mexico SAB de CV, Series A	17,316,984	24,360,443
Ternium SA Sponsored ADR	244,068	11,141,704
		180,450,023
Portugal | 2.4%
Galp Energia SGPS SA	6,269,390	79,338,510
Russia | 0.0%
Gazprom PJSC Sponsored ADR (¢)	4,541,699	4
LUKOIL PJSC Sponsored ADR (¢)	658,428	1
Mobile TeleSystems PJSC Sponsored ADR (¢)	6,212,911	6
Sberbank of Russia PJSC (‡)	13,596,421	14
X5 Retail Group NV GDR (¢)	1,488,013	1
		26
South Africa | 8.9%
Anglo American PLC	569,717	29,383,989
Life Healthcare Group Holdings, Ltd.	24,270,257	38,648,260
Nedbank Group, Ltd.	4,649,803	73,885,030
Sanlam, Ltd.	6,341,029	31,171,330
Standard Bank Group, Ltd.	3,592,200	44,692,755
The Bidvest Group, Ltd.	2,907,790	44,407,571
Vodacom Group, Ltd.	2,632,775	28,772,385
		290,961,320
South Korea | 14.0%
Coway Co., Ltd.	714,426	40,274,906
Hyundai Mobis Co., Ltd.	201,553	35,597,219
KB Financial Group, Inc.	1,343,045	67,518,127
KT Corp.	65,996	1,938,389
KT&G Corp.	387,589	25,795,100

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio (concluded)
Samsung Electronics Co., Ltd.	2,001,125	$114,319,555
Shinhan Financial Group Co., Ltd.	1,648,998	56,242,608
SK Hynix, Inc.	1,181,109	113,059,373
		454,745,277
Taiwan | 11.3%
ASE Technology Holding Co., Ltd.	19,064,000	67,997,662
Globalwafers Co., Ltd.	902,000	20,959,014
Hon Hai Precision Industry Co., Ltd.	14,684,425	54,096,891
MediaTek, Inc.	711,000	22,168,189
Novatek Microelectronics Corp.	3,745,000	55,275,411
Quanta Computer, Inc.	19,033,000	58,296,710
Taiwan Semiconductor Manufacturing Co., Ltd.	2,351,913	48,624,470
Wiwynn Corp.	1,181,000	41,797,831
		369,216,178
Thailand | 1.7%
Kasikornbank Public Co., Ltd.	6,405,454	31,051,549
The Siam Cement Public Co., Ltd. (‡)	2,014,200	23,201,161
		54,252,710
United Kingdom | 1.4%
Unilever PLC	970,324	43,921,147
Total Common Stocks (Cost $2,893,901,536)		3,185,337,457
Short-Term Investments | 2.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $72,854,808)	72,854,808	72,854,808
Total Investments | 99.9% (Cost $2,966,756,344)		$3,258,192,265
Cash and Other Assets in Excess of Liabilities | 0.1%		4,103,475
Net Assets | 100.0%		$3,262,295,740

Description	Shares	Fair Value
Lazard Emerging Markets Strategic Equity Portfolio
Common Stocks | 95.9%
Brazil | 7.0%
Banco BTG Pactual SA	128,188	$701,109
BB Seguridade Participacoes SA	113,700	610,406
Odontoprev SA	203,600	536,256
Petroleo Brasileiro SA Sponsored ADR	68,516	1,014,037
Vale SA Sponsored ADR	55,780	1,115,042
		3,976,850
China | 24.8%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	11,515	1,252,832
Anhui Conch Cement Co., Ltd., Class H	118,500	607,311
ANTA Sports Products, Ltd.	54,200	676,417
China Construction Bank Corp., Class H	1,628,281	1,223,158
China Merchants Bank Co., Ltd., Class H	173,500	1,356,313
China Vanke Co., Ltd., Class H	245,700	552,837
CSPC Pharmaceutical Group, Ltd.	544,000	623,817
ENN Energy Holdings, Ltd.	43,800	652,749
Gree Electric Appliances, Inc. of Zhuhai, Class A	158,600	805,259
JD.com, Inc. ADR (*)	13,971	808,502
JD.com, Inc., Class A (*)	1,275	37,342
NetEase, Inc. ADR	9,806	879,500
Ping An Insurance (Group) Co. of China, Ltd., Class H	121,500	857,253
Sinopharm Group Co., Ltd., Class H	288,400	655,935
Tencent Holdings, Ltd.	27,292	1,287,511
Trip.com Group, Ltd. ADR (*)	28,952	669,370
Weichai Power Co., Ltd., Class H	314,000	493,574
Yum China Holdings, Inc.	16,864	700,531
		14,140,211
France | 1.1%
Pernod Ricard SA Sponsored ADR	14,566	638,137
Greece | 0.7%
OPAP SA	26,348	383,303
Hong Kong | 1.7%
Techtronic Industries Co., Ltd.	60,782	979,185
India | 13.6%
HDFC Bank, Ltd.	99,204	1,914,721
ITC, Ltd.	230,884	760,955
Reliance Industries, Ltd.	51,152	1,770,477
SBI Cards & Payment Services, Ltd.	38,103	426,198
State Bank of India	106,304	687,240
Tata Consultancy Services, Ltd.	31,722	1,560,080
Description	Shares	Fair Value
UPL, Ltd.	63,464	$639,832
		7,759,503
Indonesia | 3.8%
PT Astra International Tbk	1,016,500	464,392
PT Bank Central Asia Tbk	1,809,300	1,002,424
PT Telkom Indonesia (Persero) Tbk ADR	21,351	682,164
		2,148,980
Macau | 0.6%
Sands China, Ltd. (*)	145,600	349,450
Mexico | 5.1%
America Movil SAB de CV, Class L Sponsored ADR	36,795	778,214
Grupo Financiero Banorte SAB de CV, Class O	93,477	702,840
Grupo Mexico SAB de CV, Series B	170,699	1,021,276
Kimberly-Clark de Mexico SAB de CV, Series A	291,274	409,746
		2,912,076
Russia | 0.0%
Fix Price Group, Ltd. GDR (¢)	71,684	0
LUKOIL PJSC Sponsored ADR (¢)	13,813	0
Mobile TeleSystems PJSC Sponsored ADR (¢)	59,883	0
Sberbank of Russia PJSC (‡)	213,889	0
Yandex NV, Class A (*), (¢)	6,101	0
		0
Saudi Arabia | 2.3%
Arabian Internet & Communications Services Co.	10,572	592,566
The Saudi National Bank	38,907	732,522
		1,325,088
South Africa | 5.3%
Anglo American PLC	32,458	1,674,069
Capitec Bank Holdings, Ltd.	4,502	719,272
Vodacom Group, Ltd.	56,794	620,675
		3,014,016
South Korea | 12.2%
Coway Co., Ltd.	11,685	658,728
Hyundai Mobis Co., Ltd.	3,195	564,284
NAVER Corp.	3,051	853,130
Samsung Electronics Co., Ltd.	35,097	2,005,009
Shinhan Financial Group Co., Ltd.	38,864	1,325,540
SK Hynix, Inc.	15,748	1,507,447
		6,914,138
Taiwan | 15.1%
ASE Technology Holding Co., Ltd.	151,000	538,588

Description	Shares	Fair Value
Lazard Emerging Markets Strategic Equity Portfolio (concluded)
CTBC Financial Holding Co., Ltd.	1,395,000	$1,426,781
Hon Hai Precision Industry Co., Ltd.	330,136	1,216,209
MediaTek, Inc.	24,000	748,293
Novatek Microelectronics Corp.	58,000	856,068
Quanta Computer, Inc.	247,000	756,543
Taiwan Semiconductor Manufacturing Co., Ltd.	146,387	3,026,469
		8,568,951
Thailand | 1.1%
CP ALL Public Co., Ltd. (‡)	331,100	647,263
United Kingdom | 1.5%
Unilever PLC	18,659	844,589
Total Common Stocks (Cost $55,308,329)		54,601,740
Preferred Stocks | 0.9%
Brazil | 0.9%
Banco Bradesco SA (Cost $484,560)	111,100	518,508
Short-Term Investments | 3.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $1,726,954)	1,726,954	1,726,954
Total Investments | 99.8% (Cost $57,519,843)		$56,847,202
Cash and Other Assets in Excess of Liabilities | 0.2%		94,529
Net Assets | 100.0%		$56,941,731

Description	Shares	Fair Value
Lazard Equity Franchise Portfolio
Common Stocks | 92.8%
Belgium | 1.7%
Anheuser-Busch InBev SA/NV	31,641	$1,897,805
France | 2.0%
Vinci SA	21,483	2,196,371
Germany | 4.9%
Fresenius Medical Care AG & Co. KGaA	81,359	5,456,142
Italy | 6.4%
Atlantia SpA (*)	175,852	3,656,965
Snam SpA	605,829	3,498,650
		7,155,615
Japan | 4.9%
Secom Co., Ltd.	61,001	4,419,930
USS Co., Ltd.	59,800	1,005,827
		5,425,757
Luxembourg | 4.3%
SES SA	523,211	4,762,805
Spain | 4.0%
Ferrovial SA	165,543	4,382,565
United Kingdom | 5.1%
National Grid PLC	296,383	4,552,351
Smith & Nephew PLC	67,984	1,083,638
		5,635,989
United States | 59.5%
Cisco Systems, Inc.	17,716	987,844
CVS Health Corp.	64,762	6,554,562
Fiserv, Inc. (*)	44,184	4,480,258
H&R Block, Inc.	257,265	6,699,180
Intel Corp.	67,975	3,368,841
International Game Technology PLC	259,020	6,392,614
McKesson Corp.	14,907	4,563,480
MEDNAX, Inc. (*)	141,154	3,314,296
Medtronic PLC	40,478	4,491,034
Nielsen Holdings PLC	278,113	7,575,798
Omnicom Group, Inc.	78,120	6,630,825
Ross Stores, Inc.	23,919	2,163,713
Tapestry, Inc.	118,871	4,416,058
Visa, Inc., Class A	20,500	4,546,285
		66,184,788
Total Common Stocks (Cost $86,001,148)		103,097,837
Description	Shares	Fair Value
Short-Term Investments | 7.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $7,899,037)	7,899,037	$7,899,037
Total Investments | 99.9% (Cost $93,900,185)		$110,996,874
Cash and Other Assets in Excess of Liabilities | 0.1%		159,312
Net Assets | 100.0%		$111,156,186

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio
Common Stocks | 97.1%
Brazil | 0.9%
Banco Bradesco SA ADR	223,810	$1,038,478
Canada | 6.7%
CAE, Inc. (*)	36,851	959,190
Canadian National Railway Co.	9,868	1,323,732
Dollarama, Inc.	28,292	1,604,530
National Bank of Canada	23,403	1,793,952
Toromont Industries, Ltd.	17,881	1,695,059
		7,376,463
China | 3.1%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	7,633	830,470
NXP Semiconductors NV	7,855	1,453,803
Tencent Holdings, Ltd.	25,523	1,204,058
		3,488,331
Denmark | 0.7%
Carlsberg AS, Class B	6,688	816,567
France | 4.3%
Legrand SA	9,675	919,773
LVMH Moet Hennessy Louis Vuitton SE	1,971	1,403,489
Pernod Ricard SA	5,764	1,264,172
Thales SA	9,080	1,146,576
		4,734,010
Germany | 1.0%
Merck KGaA	5,553	1,162,958
Hong Kong | 1.1%
AIA Group, Ltd.	117,383	1,228,934
India | 1.3%
HDFC Bank, Ltd. ADR	22,865	1,402,311
Japan | 4.0%
BayCurrent Consulting, Inc.	2,700	978,914
Nintendo Co., Ltd.	2,600	1,311,863
Olympus Corp.	55,300	1,050,611
Shimano, Inc.	4,800	1,097,929
		4,439,317
Netherlands | 2.5%
Wolters Kluwer NV	26,374	2,807,499
South Korea | 0.6%
LG Household & Health Care, Ltd.	931	653,974
Spain | 0.6%
Industria de Diseno Textil SA	30,369	660,794
Sweden | 2.2%
Assa Abloy AB, Class B	28,539	769,512
Description	Shares	Fair Value
Hexagon AB, B Shares	120,781	$1,694,520
		2,464,032
Switzerland | 4.0%
ABB, Ltd.	46,904	1,517,511
Partners Group Holding AG	1,135	1,410,087
The Swatch Group AG	5,163	1,467,111
		4,394,709
Taiwan | 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	20,735	2,161,831
United Kingdom | 6.6%
Coca-Cola Europacific Partners PLC	22,375	1,087,649
Diageo PLC	46,371	2,343,738
RELX PLC	67,988	2,116,555
Unilever PLC	38,992	1,765,157
		7,313,099
United States | 55.5%
Accenture PLC, Class A	8,895	2,999,661
Alphabet, Inc., Class A (*)	1,674	4,655,980
Amphenol Corp., Class A	16,034	1,208,162
Aon PLC, Class A	7,293	2,374,820
Avery Dennison Corp.	4,924	856,628
Booz Allen Hamilton Holding Corp.	19,473	1,710,508
Boston Scientific Corp. (*)	30,990	1,372,547
BRP, Inc.	11,638	952,898
Deere & Co.	3,065	1,273,385
Dollar General Corp.	8,599	1,914,395
Honeywell International, Inc.	4,462	868,216
Intercontinental Exchange, Inc.	18,055	2,385,427
IQVIA Holdings, Inc. (*)	12,406	2,868,391
Johnson & Johnson	13,625	2,414,759
Lowe’s Cos., Inc.	9,346	1,889,668
McDonald’s Corp.	7,187	1,777,201
Microsoft Corp.	14,405	4,441,206
Motorola Solutions, Inc.	9,791	2,371,380
NIKE, Inc., Class B	11,025	1,483,524
PTC, Inc. (*)	12,224	1,316,769
Rockwell Automation, Inc.	4,817	1,348,905
S&P Global, Inc.	4,757	1,951,226
Texas Instruments, Inc.	10,171	1,866,175
The Charles Schwab Corp.	23,939	2,018,297
The Coca-Cola Co.	39,955	2,477,210
The Procter & Gamble Co.	11,769	1,798,303
Thermo Fisher Scientific, Inc.	5,397	3,187,738
TopBuild Corp. (*)	3,556	645,023
Visa, Inc., Class A	9,531	2,113,690

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio (concluded)
Warner Music Group Corp., Class A	18,676	$706,887
Zoetis, Inc.	11,749	2,215,744
		61,464,723
Total Common Stocks (Cost $76,628,329)		107,608,030
Short-Term Investments | 2.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $3,113,383)	3,113,383	3,113,383
Total Investments | 99.9% (Cost $79,741,712)		$110,721,413
Cash and Other Assets in Excess of Liabilities | 0.1%		88,094
Net Assets | 100.0%		$110,809,507

Description	Shares	Fair Value
Lazard Global Listed Infrastructure Portfolio
Common Stocks | 85.9%
Australia | 5.8%
Atlas Arteria, Ltd. (^)	49,611,421	$241,318,128
Transurban Group	21,380,512	215,400,656
		456,718,784
Canada | 0.5%
Atco, Ltd., Class I	1,238,031	42,513,835
France | 5.6%
Eutelsat Communications SA (^)	11,681,887	126,817,422
Vinci SA	3,124,769	319,468,932
		446,286,354
Hong Kong | 4.1%
CK Infrastructure Holdings, Ltd.	19,026,500	127,314,064
Power Assets Holdings, Ltd.	30,421,965	198,160,718
		325,474,782
Italy | 22.4%
Atlantia SpA (*)	18,112,900	376,670,374
Hera SpA	54,323,901	200,434,465
Italgas SpA	32,272,345	207,211,229
Snam SpA	107,404,480	620,258,718
Terna - Rete Elettrica Nazionale	42,609,996	366,472,551
		1,771,047,337
Luxembourg | 2.4%
SES SA (^)	20,619,089	187,696,175
Portugal | 0.8%
Redes Energeticas Nacionais SGPS SA (*)	21,082,951	66,433,610
Spain | 7.0%
Ferrovial SA	20,915,821	553,722,838
Switzerland | 1.9%
Flughafen Zuerich AG (*)	852,915	153,069,780
United Kingdom | 17.2%
National Grid PLC	41,317,050	634,617,096
Pennon Group PLC	5,211,735	73,466,179
Severn Trent PLC	7,612,194	307,258,452
United Utilities Group PLC	23,503,583	346,429,101
		1,361,770,828
United States | 18.2%
Ameren Corp.	1,840,900	172,602,784
Consolidated Edison, Inc.	3,146,155	297,877,955
CSX Corp.	8,034,881	300,906,294
Norfolk Southern Corp.	530,919	151,428,717
NorthWestern Corp.	2,529,238	152,993,607
Description	Shares	Fair Value
Pinnacle West Capital Corp.	4,624,679	$361,187,430
		1,436,996,787
Total Common Stocks (Cost $5,882,947,673)		6,801,731,110
Short-Term Investments | 13.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $1,090,977,441)	1,090,977,441	1,090,977,441
Total Investments | 99.7% (Cost $6,973,925,114) (»)		$7,892,708,551
Cash and Other Assets in Excess of Liabilities | 0.3%		21,685,553
Net Assets | 100.0%		$7,914,394,104

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at March 31, 2022:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	48,570,912	USD	35,730,220	MSC	06/29/22	$670,840	$—
USD	9,021,335	AUD	12,261,497	BNP	06/29/22	—	167,940
USD	123,776,790	AUD	168,234,120	CIT	06/29/22	—	2,304,851
USD	76,209,920	AUD	103,583,804	HSB	06/29/22	—	1,420,089
USD	146,608,226	AUD	199,296,149	MSC	06/29/22	—	2,752,591
USD	135,131,041	AUD	183,700,548	SSB	06/29/22	—	2,541,784
USD	6,204,645	CAD	7,936,858	BNP	06/29/22	—	142,663
USD	1,746,732	CAD	2,234,353	HSB	06/29/22	—	40,138
USD	12,952,075	CAD	16,568,294	MSC	06/29/22	—	298,014
USD	19,774,694	CAD	25,288,670	SCB	06/29/22	—	449,303
USD	40,735,462	CHF	38,214,344	BNP	06/29/22	—	775,418
USD	12,949,812	CHF	12,146,794	HSB	06/29/22	—	244,818
USD	35,972,878	CHF	33,744,646	SCB	06/29/22	—	682,729
USD	19,995,098	CHF	18,541,482	SSB	06/29/22	—	145,854
USD	44,338,306	CHF	41,595,760	SSB	06/29/22	—	845,686
USD	342,219,721	EUR	311,045,214	BNP	06/29/22	—	3,046,074
USD	236,925,395	EUR	215,416,097	CAN	06/29/22	—	2,190,356
USD	393,709,727	EUR	357,965,120	CIT	06/29/22	—	3,638,009
USD	382,741,810	EUR	347,834,528	HSB	06/29/22	—	3,360,786
USD	377,187,132	EUR	343,204,717	MEL	06/29/22	—	3,776,290
USD	536,662,764	EUR	487,948,432	RBC	06/29/22	—	4,968,792
USD	155,459,071	EUR	140,374,561	SSB	06/29/22	—	359,222
USD	485,455,176	EUR	441,365,018	SSB	06/29/22	—	4,467,949
USD	168,495,907	GBP	128,608,104	CAN	06/29/22	—	402,981
USD	224,339,364	GBP	171,244,886	HSB	06/29/22	—	553,703
USD	231,538,529	GBP	176,771,258	MSC	06/29/22	—	612,230
USD	358,661,979	GBP	273,732,397	RBC	06/29/22	—	826,234
USD	291,137,094	GBP	222,226,789	SSB	06/29/22	—	709,659
USD	89,544,782	HKD	699,287,435	BNP	06/29/22	154,611	—
USD	87,152,182	HKD	680,580,106	HSB	06/29/22	153,377	—
USD	38,196,598	HKD	298,311,611	MSC	06/29/22	63,315	—
USD	9,673,265	HKD	75,539,980	SCB	06/29/22	16,962	—
USD	15,944,478	HKD	124,645,510	SSB	06/29/22	10,997	—
USD	80,742,732	HKD	630,588,624	SSB	06/29/22	134,356	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$1,204,458	$41,724,163

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio
Common Stocks | 97.5%
Brazil | 0.9%
Lojas Renner SA	24,022	$138,752
Canada | 3.6%
Canadian Pacific Railway, Ltd.	1,905	157,227
TMX Group, Ltd.	1,525	156,849
Toromont Industries, Ltd.	2,777	263,250
		577,326
China | 0.9%
Tencent Holdings, Ltd.	3,200	150,961
Denmark | 1.6%
Genmab A/S (*)	686	248,511
France | 3.0%
Legrand SA	2,293	217,989
Pernod Ricard SA	1,140	250,027
		468,016
Germany | 4.5%
Continental AG (*)	1,321	95,285
Hensoldt AG	3,342	97,912
Infineon Technologies AG	5,138	175,531
Merck KGaA	1,613	337,809
		706,537
Hong Kong | 1.4%
AIA Group, Ltd.	21,000	219,858
India | 1.3%
HDFC Bank, Ltd. ADR	3,430	210,362
Japan | 3.7%
BayCurrent Consulting, Inc.	600	217,537
Digital Garage, Inc.	3,200	119,560
Olympus Corp.	8,200	155,787
TechnoPro Holdings, Inc.	3,500	94,034
		586,918
Netherlands | 3.5%
Akzo Nobel NV	1,515	130,163
Universal Music Group NV	15,917	422,558
		552,721
Portugal | 1.5%
Energias de Portugal SA	46,886	230,933
South Korea | 2.8%
Osstem Implant Co., Ltd. (¢)	2,749	273,065
SK Hynix, Inc.	1,760	168,473
		441,538
Description	Shares	Fair Value
Spain | 0.0%
Siemens Gamesa Renewable Energy SA (*)	364	$6,390
Switzerland | 2.7%
ABB, Ltd.	9,319	301,503
Idorsia, Ltd. (*)	6,134	122,153
		423,656
Taiwan | 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	17,000	351,465
United Kingdom | 7.5%
Coca-Cola European Partners PLC	3,756	184,660
easyJet PLC (*)	10,592	76,569
Informa PLC (*)	22,637	177,661
Linde PLC (*)	862	277,772
RELX PLC	15,201	473,227
		1,189,889
United States | 56.4%
Accenture PLC, Class A	956	322,392
Adobe, Inc. (*)	795	362,218
Alphabet, Inc., Class A (*)	291	809,373
Amphenol Corp., Class A	3,504	264,026
Analog Devices, Inc.	1,920	317,146
Aon PLC, Class A	1,389	452,300
Applied Materials, Inc.	2,538	334,508
Bank of America Corp.	7,960	328,111
Boston Scientific Corp. (*)	7,462	330,492
CyberArk Software, Ltd. (*)	932	157,275
Danaher Corp.	1,245	365,196
Dollar General Corp.	1,296	288,529
Helmerich & Payne, Inc.	4,000	171,120
Intercontinental Exchange, Inc.	3,576	472,461
Intuit, Inc.	589	283,215
IQVIA Holdings, Inc. (*)	2,088	482,767
Microsoft Corp.	2,827	871,592
S&P Global, Inc.	1,047	429,458
Synopsys, Inc. (*)	1,105	368,263
The Coca-Cola Co.	4,202	260,524
Thermo Fisher Scientific, Inc.	485	286,465
UnitedHealth Group, Inc.	910	464,073
Visa, Inc., Class A	1,421	315,135
Zoetis, Inc.	1,011	190,665
		8,927,304
Total Common Stocks (Cost $14,118,335)		15,431,137

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio (concluded)
Short-Term Investments | 2.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $443,030)	443,030	$443,030
Total Investments | 100.3% (Cost $14,561,365)		$15,874,167
Liabilities in Excess of Cash and Other Assets | (0.3)%		(54,157)
Net Assets | 100.0%		$15,820,010

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio
Common Stocks | 99.2%
Australia | 9.5%
ALS Ltd.	781	$7,730
Aristocrat Leisure, Ltd.	435	11,793
ASX, Ltd.	24	1,457
BHP Group, Ltd.	1,079	42,027
Brambles, Ltd.	936	6,902
CSL, Ltd.	125	24,825
Dexus REIT	4,847	39,446
Elders, Ltd.	570	5,643
Fortescue Metals Group, Ltd.	966	14,824
Goodman Group REIT	349	5,928
JB Hi-Fi, Ltd.	111	4,481
Lovisa Holdings, Ltd.	207	2,861
Newcrest Mining, Ltd.	141	2,799
Nick Scali, Ltd.	530	4,470
Rio Tinto PLC	604	47,913
Sonic Healthcare, Ltd.	274	7,215
West African Resources, Ltd. (*)	8,320	7,724
WiseTech Global, Ltd.	493	18,573
Woolworths Group, Ltd.	310	8,610
		265,221
Austria | 0.1%
Raiffeisen Bank International AG	103	1,456
Belgium | 0.2%
Sofina SA	18	6,528
China | 1.9%
Chow Tai Fook Jewellery Group, Ltd.	8,600	15,576
SITC International Holdings Co., Ltd.	6,000	21,180
VSTECS Holdings, Ltd.	4,000	3,753
Yangzijiang Shipbuilding Holdings, Ltd.	11,100	12,487
		52,996
Denmark | 4.1%
AP Moller-Maersk A/S, Class B	7	21,099
Coloplast A/S, Class B	72	10,904
Jyske Bank A/S (*)	50	2,708
Novo Nordisk A/S, Class B	684	75,751
Pandora A/S	52	4,920
		115,382
Finland | 0.5%
Nokia Oyj. Sponsored ADR (*)	2,225	12,148
Nordea Bank Abp	208	2,142
		14,290
France | 9.8%
Airbus SE (*)	172	20,790
Description	Shares	Fair Value
Arkema SA	93	$11,095
BioMerieux	67	7,141
BNP Paribas SA	232	13,209
Capgemini SE	20	4,449
Carrefour SA	685	14,860
Cie de Saint-Gobain	718	42,728
Electricite de France SA	1,099	10,354
Kering SA	54	34,112
L’Oreal SA	47	18,813
La Francaise des Jeux SAEM	381	15,102
Nexity SA	53	1,862
Sanofi	141	14,380
Sartorius Stedim Biotech	16	6,558
Societe Generale SA	1,569	41,973
Vinci SA	138	14,109
		271,535
Germany | 8.1%
Allianz SE	262	62,564
Mercedes-Benz Group AG	210	14,750
Daimler Truck Holding AG (*)	124	3,445
Deutsche Bank AG (*)	1,814	23,163
Deutsche Post AG	1,080	51,860
Hapag-Lloyd AG	26	9,053
Merck KGaA	95	19,896
Nemetschek SE	222	21,535
Rheinmetall AG	17	3,608
SAP SE	137	15,287
		225,161
Hong Kong | 1.1%
Jardine Matheson Holdings, Ltd.	300	16,455
Kerry Properties, Ltd.	1,500	4,227
Swire Pacific, Ltd., Class A	1,500	9,153
		29,835
Indonesia | 0.3%
Golden Agri-Resources, Ltd.	33,000	7,377
Israel | 0.7%
Bezeq The Israeli Telecommunication Corp., Ltd. (*)	3,835	6,568
Check Point Software Technologies, Ltd. (*)	67	9,264
Perion Network, Ltd. (*)	131	2,946
		18,778
Italy | 1.5%
Coca-Cola HBC AG (*)	129	2,690
Enel SpA	1,959	13,082
Reply SpA	60	9,877

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (continued)
UniCredit SpA	1,579	$17,049
		42,698
Japan | 21.8%
AGC, Inc.	400	15,987
Asahi Kasei Corp.	1,400	12,119
Canon, Inc.	500	12,171
Dai-ichi Life Holdings, Inc.	1,000	20,344
Daikin Industries, Ltd.	100	18,207
Daiwa House Industry Co., Ltd.	300	7,838
Electric Power Development Co., Ltd.	1,000	14,325
ENEOS Holdings, Inc.	2,300	8,645
FANUC Corp. Sponsored ADR	698	12,250
Honda Motor Co., Ltd.	300	8,525
Iida Group Holdings Co., Ltd.	800	13,848
Japan Post Bank Co., Ltd.	900	7,249
Japan Post Holdings Co., Ltd.	6,300	46,276
Japan Tobacco, Inc.	2,500	42,795
Kaneka Corp.	300	8,671
KDDI Corp.	200	6,569
Mitsubishi Electric Corp.	2,200	25,321
Mitsui & Co., Ltd.	2,200	59,927
NEC Corp.	100	4,195
Nintendo Co., Ltd. ADR	575	36,173
Nippon Telegraph & Telephone Corp.	200	5,811
Nishi-Nippon Financial Holdings, Inc.	500	3,083
Nisshinbo Holdings, Inc.	1,400	12,144
Okamura Corp.	300	2,965
Olympus Corp.	100	1,900
ORIX Corp.	1,000	19,959
Panasonic Corp.	4,300	41,642
Shimano, Inc. ADR	409	9,354
Shin-Etsu Chemical Co., Ltd.	33	5,029
SKY Perfect JSAT Holdings, Inc.	1,000	3,387
Softbank Corp.	2,000	23,376
Sumitomo Chemical Co., Ltd.	4,600	21,087
Sumitomo Mitsui Financial Group, Inc.	100	3,191
The 77 Bank, Ltd.	200	2,508
Tokyo Electron, Ltd.	100	51,347
Yamaha Corp.	400	17,443
ZOZO, Inc.	100	2,657
		608,318
Luxembourg | 0.2%
Eurofins Scientific SE (*)	57	5,651
Malta | 0.3%
Kindred Group PLC	721	7,867
Description	Shares	Fair Value
Netherlands | 8.1%
Adyen NV (*)	9	$17,780
ASML Holding NV	100	66,700
Koninklijke Ahold Delhaize NV	237	7,618
NN Group NV	254	12,802
Shell PLC	2,995	82,194
Wolters Kluwer NV	360	38,322
		225,416
New Zealand | 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	129	2,168
Norway | 0.3%
Aker BP ASA	202	7,527
Portugal | 0.7%
Jeronimo Martins SGPS SA (*)	856	20,507
Singapore | 1.1%
DBS Group Holdings, Ltd.	700	18,404
STMicroelectronics NV	166	7,211
United Overseas Bank, Ltd.	200	4,691
		30,306
South Africa | 0.8%
Anglo American PLC	449	23,158
Spain | 3.4%
Banco de Sabadell SA	19,361	15,759
Banco Santander SA	8,620	29,247
Iberdrola SA	3,873	42,155
Laboratorios Farmaceuticos Rovi SA (*)	93	6,870
		94,031
Sweden | 3.4%
Betsson AB, Class B	655	3,967
Electrolux AB	90	1,362
Getinge AB, B Shares	83	3,304
Lundin Energy AB	406	17,212
Samhallsbyggnadsbolaget i Norden AB	497	2,213
Swedish Match AB	2,583	19,430
Telefonaktiebolaget LM Ericsson, B Shares	2,133	19,517
Thule Group AB	96	3,796
Volvo Car AB, Class B	3,434	24,766
		95,567
Switzerland | 7.4%
Logitech International SA	138	10,227
Nestle SA	114	14,800
Novartis AG	134	11,752
Roche Holding AG	247	97,682
Sensirion Holding AG (*)	43	5,300

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (concluded)
UBS Group AG	3,458	$67,559
		207,320
United Kingdom | 8.3%
Barclays PLC	5,312	10,319
BP PLC Sponsored ADR	333	9,790
Computacenter PLC	87	3,342
Experian PLC	118	4,551
Halfords Group PLC	585	1,886
IMI PLC	142	2,531
Imperial Brands PLC	1,066	22,446
Investec PLC	673	4,420
J Sainsbury PLC	1,995	6,606
Natwest Group PLC	4,651	13,087
Next PLC	147	11,592
RELX PLC	52	1,620
Safestore Holdings PLC REIT	409	7,178
SSE PLC	1,127	25,805
Standard Chartered PLC	3,609	23,933
Unilever PLC	747	33,812
Virgin Money UK PLC	1,115	2,491
Vodafone Group PLC	27,955	45,865
		231,274
United States | 5.5%
GlaxoSmithKline PLC	3,565	76,875
International Game Technology PLC	336	8,292
James Hardie Industries PLC	315	9,480
Schneider Electric SE	84	14,024
Stellantis NV	2,714	43,954
		152,625
Total Common Stocks (Cost $2,648,636)		2,762,992
Preferred Stocks | 0.3%
Germany | 0.3%
Sartorius AG (Cost $9,761)	22	9,770
Description	Shares	Fair Value
Short-Term Investments | 1.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $26,470)	26,470	$26,470
Total Investments | 100.5% (Cost $2,684,867)		$2,799,232
Liabilities in Excess of Cash and Other Assets | (0.5)%		(15,120)
Net Assets | 100.0%		$2,784,112

Description	Shares	Fair Value
Lazard International Equity Portfolio
Common Stocks | 96.1%
Canada | 4.7%
CAE, Inc. (*)	595,902	$15,510,659
Suncor Energy, Inc.	1,222,086	39,786,346
TMX Group, Ltd.	204,998	21,084,384
		76,381,389
China | 4.7%
Alibaba Group Holding, Ltd. (*)	832,000	11,387,818
Autohome, Inc. ADR	338,441	10,291,991
China Longyuan Power Group Corp., Ltd., Class H	7,418,000	16,815,141
ENN Energy Holdings, Ltd.	1,123,000	16,736,000
ESR Cayman, Ltd. (*)	6,689,400	20,709,069
		75,940,019
Denmark | 1.9%
Carlsberg AS, Class B	157,548	19,235,720
Vestas Wind Systems A/S	408,929	12,073,682
		31,309,402
Finland | 2.2%
Nordea Bank Abp	2,212,170	22,780,318
Sampo Oyj, A Shares	275,379	13,441,782
		36,222,100
France | 12.2%
Air Liquide SA	197,371	34,527,924
Capgemini SE	138,618	30,834,633
Engie SA	2,930,694	38,416,733
Pernod Ricard SA	113,892	24,979,026
Sanofi	483,398	49,298,984
Thales SA	157,802	19,926,425
		197,983,725
Germany | 7.2%
Continental AG (*)	156,759	11,307,200
Infineon Technologies AG	556,153	19,000,087
Merck KGaA	160,285	33,568,301
MTU Aero Engines AG	146,460	34,029,474
Vonovia SE	406,658	19,014,196
		116,919,258
India | 1.2%
Reliance Industries, Ltd.	558,807	19,341,472
Ireland | 1.5%
Ryanair Holdings PLC Sponsored ADR (*)	270,015	23,523,707
Israel | 1.5%
Bank Leumi Le-Israel BM	2,222,859	23,862,513
Description	Shares	Fair Value
Italy | 1.5%
Enel SpA	3,745,379	$25,011,809
Japan | 15.8%
Asics Corp.	834,500	16,094,176
Bandai Namco Holdings, Inc.	292,600	22,165,842
Daikin Industries, Ltd.	94,500	17,206,078
Daiwa House Industry Co., Ltd.	842,781	22,018,286
Disco Corp.	61,800	17,238,567
Hitachi, Ltd.	421,700	21,130,744
Makita Corp.	504,900	16,171,282
MatsukiyoCocokara & Co.	595,200	21,154,628
Nexon Co., Ltd.	874,482	20,925,743
Olympus Corp.	1,296,000	24,621,914
Shimano, Inc.	93,100	21,295,248
Suzuki Motor Corp.	572,100	19,610,593
Yamaha Corp.	391,300	17,063,825
		256,696,926
Mexico | 1.0%
Arca Continental SAB de CV	2,377,312	16,165,483
Netherlands | 5.9%
Akzo Nobel NV	272,045	23,373,057
Koninklijke DSM NV (*)	113,614	20,305,020
Universal Music Group NV (*)	1,058,992	28,113,694
Wolters Kluwer NV	232,865	24,788,361
		96,580,132
Norway | 2.3%
Equinor ASA	512,472	19,229,562
Telenor ASA	1,248,147	17,939,233
		37,168,795
Portugal | 1.4%
Galp Energia SGPS SA	1,726,875	21,853,432
Singapore | 1.5%
DBS Group Holdings, Ltd.	936,120	24,610,913
South Africa | 1.9%
Anglo American PLC	611,933	31,561,341
South Korea | 1.8%
Osstem Implant Co., Ltd. (¢)	108,108	10,738,641
SK Hynix, Inc.	197,768	18,930,959
		29,669,600
Spain | 1.0%
Industria de Diseno Textil SA	762,487	16,590,834
Sweden | 1.2%
Sandvik AB	885,438	18,798,203
Switzerland | 3.8%
ABB, Ltd.	1,012,278	32,750,786

Description	Shares	Fair Value
Lazard International Equity Portfolio (concluded)
Novartis AG	333,857	$29,279,747
		62,030,533
United Kingdom | 12.2%
3i Group PLC	1,291,818	23,367,597
Barclays PLC	9,928,045	19,286,312
Compass Group PLC	969,472	20,893,152
Petershill Partners PLC	2,865,778	9,348,099
Prudential PLC	1,060,792	15,669,777
RELX PLC	1,832,048	57,064,915
Smith & Nephew PLC	991,743	15,807,984
Tesco PLC	4,040,661	14,608,362
Unilever PLC	494,184	22,371,573
		198,417,771
United States | 7.7%
Aon PLC, Class A	140,754	45,833,725
BRP, Inc.	159,967	13,097,806
Ferguson PLC	144,177	19,570,579
Medtronic PLC	416,615	46,223,434
		124,725,544
Total Common Stocks (Cost $1,336,474,318)		1,561,364,901
Preferred Stocks | 1.2%
Germany | 1.2%
Volkswagen AG (Cost $19,033,306)	118,454	20,482,630
Short-Term Investments | 1.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $30,596,002)	30,596,002	30,596,002
Total Investments | 99.2% (Cost $1,386,103,626)		$1,612,443,533
Cash and Other Assets in Excess of Liabilities | 0.8%		12,599,934
Net Assets | 100.0%		$1,625,043,467

Description	Shares	Fair Value
Lazard International Equity Select Portfolio
Common Stocks | 95.5%
Brazil | 3.2%
Banco Bradesco SA ADR	236,406	$1,096,924
Cia de Saneamento Basico do Estado de Sao Paulo	63,300	634,323
Lojas Renner SA (*)	131,548	759,826
		2,491,073
Canada | 1.9%
Suncor Energy, Inc.	45,364	1,476,875
China | 8.3%
Alibaba Group Holding, Ltd. (*)	55,500	759,644
Autohome, Inc. ADR	15,581	473,818
China Longyuan Power Group Corp., Ltd., Class H	557,000	1,262,609
ENN Energy Holdings, Ltd.	69,000	1,028,303
ESR Cayman, Ltd. (*)	269,200	833,390
Ping An Insurance (Group) Co. of China, Ltd., Class H	96,000	677,336
Tencent Holdings, Ltd.	29,200	1,377,521
		6,412,621
Denmark | 1.9%
Carlsberg AS, Class B	6,985	852,829
Vestas Wind Systems A/S	20,056	592,156
		1,444,985
Finland | 1.4%
Sampo Oyj, A Shares	21,913	1,069,616
France | 12.4%
Air Liquide SA	8,214	1,436,950
Bureau Veritas SA	21,515	614,539
Engie SA	117,503	1,540,277
Legrand SA	9,735	925,477
Pernod Ricard SA	4,299	942,865
Safran SA	9,698	1,139,808
Sanofi	19,888	2,028,263
Thales SA	7,173	905,770
		9,533,949
Germany | 4.7%
Continental AG	6,100	440,000
Infineon Technologies AG	19,366	661,609
Merck KGaA	6,292	1,317,726
MTU Aero Engines AG	2,822	655,682
Vonovia SE	11,279	527,374
		3,602,391
Hong Kong | 1.0%
AIA Group, Ltd.	74,800	783,114
Description	Shares	Fair Value
India | 3.9%
ICICI Bank, Ltd. Sponsored ADR	85,109	$1,611,965
Reliance Industries, Ltd.	38,964	1,348,625
		2,960,590
Indonesia | 2.2%
PT Bank Mandiri (Persero) Tbk	1,860,600	1,020,921
PT Telkom Indonesia (Persero) Tbk ADR	22,042	704,242
		1,725,163
Ireland | 0.9%
Ryanair Holdings PLC Sponsored ADR (*)	7,903	688,509
Italy | 1.3%
Enel SpA	148,777	993,539
Japan | 9.3%
Bandai Namco Holdings, Inc.	14,400	1,090,869
Daikin Industries, Ltd.	2,900	528,017
Disco Corp.	2,800	781,036
Fujitsu, Ltd.	5,000	745,411
Makita Corp.	31,900	1,021,715
Olympus Corp.	63,400	1,204,498
Shimano, Inc.	5,600	1,280,917
Suzuki Motor Corp.	14,900	510,746
		7,163,209
Mexico | 1.9%
Grupo Financiero Banorte SAB de CV, Class O	191,200	1,437,605
Netherlands | 5.6%
Akzo Nobel NV	11,199	962,175
Koninklijke DSM NV (*)	6,636	1,185,981
Universal Music Group NV (*)	41,002	1,088,505
Wolters Kluwer NV	10,147	1,080,143
		4,316,804
Norway | 2.0%
Equinor ASA	20,945	785,922
Telenor ASA	52,223	750,585
		1,536,507
Singapore | 1.4%
DBS Group Holdings, Ltd.	40,100	1,054,243
South Africa | 2.2%
Anglo American PLC	18,823	970,824
Mr Price Group, Ltd.	48,175	711,102
		1,681,926
South Korea | 3.3%
KB Financial Group, Inc.	17,721	890,877
LG Household & Health Care, Ltd.	593	416,549

Description	Shares	Fair Value
Lazard International Equity Select Portfolio (concluded)
SK Hynix, Inc.	12,599	$1,206,015
		2,513,441
Switzerland | 4.8%
ABB, Ltd.	45,148	1,460,698
Cie Financiere Richemont SA, Class A	5,617	712,508
Novartis AG	17,154	1,504,431
		3,677,637
Taiwan | 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	79,000	1,633,280
United Kingdom | 11.9%
Barclays PLC	320,487	622,581
BP PLC	450,273	2,200,499
Compass Group PLC	51,363	1,106,927
Linde PLC (*)	2,661	857,483
Prudential PLC	34,407	508,252
RELX PLC	73,909	2,302,129
Tesco PLC	159,851	577,916
Unilever PLC	20,834	943,150
		9,118,937
United States | 7.9%
Accenture PLC, Class A	3,339	1,126,011
Aon PLC, Class A	5,822	1,895,818
Clarivate PLC (*)	45,385	760,652
Ferguson PLC	5,983	812,132
Medtronic PLC	13,127	1,456,441
		6,051,054
Total Common Stocks (Cost $65,975,115)		73,367,068
Preferred Stocks | 1.1%
Germany | 1.1%
Volkswagen AG (Cost $810,481)	4,868	841,757
Short-Term Investments | 3.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $2,614,157)	2,614,157	2,614,157
Total Investments | 100.0% (Cost $69,399,753)		$76,822,982
Cash and Other Assets in Excess of Liabilities | 0.0%		9,131
Net Assets | 100.0%		$76,832,113

Description	Shares	Fair Value
Lazard International Equity Value Portfolio
Common Stocks | 99.7%
Australia | 3.9%
Glencore PLC	16,233	$105,495
Canada | 1.5%
Onex Corp.	610	40,880
China | 1.9%
Alibaba Group Holding, Ltd. (*)	3,800	52,012
France | 26.4%
Airbus SE (*)	806	97,424
AXA SA	3,856	112,610
Bollore SE	11,476	59,943
Carrefour SA (*)	4,158	90,202
Sanofi	1,342	136,863
Thales SA	855	107,965
Veolia Environnement SA	3,557	113,502
		718,509
Germany | 3.0%
Siemens AG	585	81,059
Italy | 3.9%
Coca-Cola HBC AG	1,850	38,580
UniCredit SpA	6,216	67,114
		105,694
Japan | 19.9%
AGC, Inc.	1,537	61,429
Bandai Namco Holdings, Inc.	908	68,785
Bridgestone Corp.	1,948	75,390
Nexon Co., Ltd.	3,000	71,788
Sony Group Corp. Sponsored ADR	757	77,751
Sumitomo Mitsui Financial Group, Inc.	3,900	124,466
Universal Entertainment Corp. (*)	2,785	62,328
		541,937
Macau | 2.4%
Galaxy Entertainment Group, Ltd.	11,000	65,376
Mexico | 5.8%
Arca Continental SAB de CV	8,537	58,051
Fomento Economico Mexicano SAB de CV Sponsored ADR	1,194	98,923
		156,974
Netherlands | 3.1%
Akzo Nobel NV	973	83,596
South Korea | 4.2%
Kangwon Land, Inc. (*)	4,947	112,916
Switzerland | 4.6%
UBS Group AG	6,466	126,326
Description	Shares	Fair Value
United Kingdom | 16.0%
3i Group PLC	4,204	$76,046
Barclays PLC	38,203	74,214
BP PLC	33,076	161,643
Prudential PLC	5,448	80,477
WH Smith PLC (*)	2,324	43,502
		435,882
United States | 3.1%
Stellantis NV	5,233	84,682
Total Common Stocks (Cost $2,628,303)		2,711,338
Short-Term Investments | 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $12,182)	12,182	12,182
Total Investments | 100.1% (Cost $2,640,485)		$2,723,520
Liabilities in Excess of Cash and Other Assets | (0.1)%		(3,432)
Net Assets | 100.0%		$2,720,088

Description	Shares	Fair Value
Lazard International Quality Growth Portfolio
Common Stocks | 97.5%
Brazil | 2.0%
Banco Bradesco SA ADR	535,743	$2,485,848
Canada | 8.8%
Dollarama, Inc.	54,255	3,076,974
National Bank of Canada	37,331	2,861,601
Toromont Industries, Ltd.	50,324	4,770,545
		10,709,120
China | 4.3%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	21,128	2,298,726
Tencent Holdings, Ltd.	61,600	2,906,004
		5,204,730
Denmark | 6.6%
Coloplast A/S, Class B	12,314	1,864,986
Demant A/S (*)	60,945	2,756,941
Genmab A/S (*)	9,379	3,397,648
		8,019,575
France | 8.1%
Legrand SA	25,837	2,456,245
LVMH Moet Hennessy Louis Vuitton SE	5,518	3,929,200
Pernod Ricard SA	16,093	3,529,550
		9,914,995
Germany | 4.1%
SAP SE	23,933	2,670,523
Scout24 SE	39,762	2,280,916
		4,951,439
Hong Kong | 1.9%
AIA Group, Ltd.	224,600	2,351,435
India | 3.0%
HDFC Bank, Ltd. ADR	60,655	3,719,971
Israel | 2.4%
Check Point Software Technologies, Ltd. (*)	20,782	2,873,319
Japan | 5.8%
Pigeon Corp.	39,800	700,838
Shimano, Inc.	7,500	1,715,514
SMS Co., Ltd.	75,000	2,058,601
Toei Animation Co., Ltd.	19,400	1,593,782
Workman Co., Ltd.	24,500	998,331
		7,067,066
Netherlands | 9.1%
ASML Holding NV	8,825	5,886,269
Universal Music Group NV (*)	97,624	2,591,683
Description	Shares	Fair Value
Wolters Kluwer NV	24,650	$2,623,980
		11,101,932
Norway | 1.7%
Gjensidige Forsikring ASA	84,826	2,104,373
South Africa | 2.6%
Clicks Group, Ltd.	148,906	3,154,955
South Korea | 1.0%
LG Household & Health Care, Ltd.	1,758	1,234,895
Spain | 1.4%
Industria de Diseno Textil SA	78,955	1,717,969
Sweden | 5.1%
Assa Abloy AB, Class B	115,251	3,107,572
Hexagon AB, B Shares	220,289	3,090,586
		6,198,158
Switzerland | 3.4%
Partners Group Holding AG	3,335	4,143,294
Taiwan | 3.6%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	41,956	4,374,333
United Kingdom | 16.6%
Dechra Pharmaceuticals PLC	41,069	2,174,516
Diageo PLC	70,135	3,544,847
Intertek Group PLC	37,395	2,553,718
London Stock Exchange Group PLC	25,824	2,697,981
Prudential PLC	127,023	1,876,355
RELX PLC	145,752	4,537,450
Unilever PLC	62,918	2,847,946
		20,232,813
United States | 6.0%
Aon PLC, Class A	15,439	5,027,402
BRP, Inc.	28,411	2,326,241
		7,353,643
Total Common Stocks (Cost $122,196,513)		118,913,863
Short-Term Investments | 2.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $3,236,851)	3,236,851	3,236,851
Total Investments | 100.2% (Cost $125,433,364)		$122,150,714
Liabilities in Excess of Cash and Other Assets | (0.2)%		(199,611)
Net Assets | 100.0%		$121,951,103

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio
Common Stocks | 99.0%
Australia | 5.5%
ALS Ltd.	24,097	$238,510
Ansell, Ltd.	10,798	207,369
AUB Group, Ltd.	14,444	243,457
GUD Holdings, Ltd.	35,937	309,709
SmartGroup Corp., Ltd.	43,666	277,633
		1,276,678
Austria | 1.9%
BAWAG Group AG	8,719	439,861
Belgium | 3.3%
Fagron (*)	8,611	157,006
Recticel SA	12,549	298,459
Shurgard Self Storage SA	5,119	317,849
		773,314
Canada | 4.0%
Dream Industrial Real Estate Investment Trust	22,032	284,443
Stelco Holdings, Inc.	11,462	476,671
The Descartes Systems Group, Inc. (*)	2,282	167,077
		928,191
China | 0.8%
ESR Cayman, Ltd. (*)	62,200	192,559
Denmark | 1.3%
Royal Unibrew A/S	3,219	299,208
Finland | 1.4%
Anora Group Oyj	11,927	115,707
Kemira Oyj	15,315	200,114
		315,821
France | 1.6%
Gaztransport Et Technigaz SA	3,431	384,416
Germany | 11.0%
Aroundtown SA	37,440	215,063
CompuGroup Medical SE & Co. KgaA	2,923	178,600
Covestro AG	6,815	344,349
CTS Eventim AG & Co. KGaA (*)	3,298	226,296
Dermapharm Holding SE	4,343	277,608
flatexDEGIRO AG (*)	9,562	193,682
Hensoldt AG (*)	5,871	172,005
JOST Werke AG	6,180	248,549
LEG Immobilien SE	2,410	275,227
Sirius Real Estate, Ltd.	177,054	290,342
Stabilus SA	3,150	156,516
		2,578,237
Description	Shares	Fair Value
Greece | 1.2%
JUMBO SA	18,702	$278,555
Ireland | 1.1%
Dalata Hotel Group PLC (*)	60,547	264,520
Israel | 0.9%
Strauss Group, Ltd.	6,809	202,811
Italy | 6.0%
Ariston Holding NV	20,045	208,738
Banca Generali SpA	6,308	233,793
Italgas SpA	56,790	364,632
Sesa SpA	478	78,194
Stevanato Group SpA	10,953	220,374
Tinexta Spa	10,640	309,803
		1,415,534
Japan | 24.0%
Ariake Japan Co., Ltd.	4,400	187,082
ARTERIA Networks Corp.	17,700	189,652
Bell System24 Holdings, Inc.	21,400	239,980
Daiseki Co., Ltd.	7,320	275,082
Digital Garage, Inc.	5,300	198,021
GMO internet, Inc.	11,000	250,745
Hulic Co., Ltd.	27,500	246,914
Industrial & Infrastructure Fund Investment Corp. REIT	128	193,827
JAFCO Group Co., ltd. (*)	17,500	267,063
MatsukiyoCocokara & Co.	6,900	245,240
Nippon Gas Co., Ltd.	19,400	235,948
Nippon Shinyaku Co., Ltd.	3,400	231,177
Open House Group Co., Ltd.	4,900	216,829
Pigeon Corp.	12,700	223,634
Relo Group, Inc.	13,100	195,140
Roland Corp.	6,700	221,424
Rorze Corp.	2,700	268,144
Ryohin Keikaku Co., Ltd.	16,700	194,761
Seria Co., Ltd.	9,900	224,366
TechnoPro Holdings, Inc.	10,935	293,790
Trend Micro, Inc.	5,000	291,871
Trusco Nakayama Corp.	10,200	199,549
USS Co., Ltd.	15,400	259,026
Zenkoku Hosho Co., Ltd.	7,242	278,482
		5,627,747
Jersey | 1.6%
JTC PLC	33,829	373,110
Netherlands | 5.4%
Aalberts NV (*)	6,791	350,981
Arcadis NV	9,607	431,729

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio (concluded)
ASM International NV	667	$241,788
Van Lanschot Kempen NV	9,335	246,822
		1,271,320
New Zealand | 1.1%
Freightways, Ltd.	29,959	255,898
Norway | 1.2%
Crayon Group Holding ASA (*)	14,635	275,462
Spain | 3.4%
Bankinter SA	92,813	541,231
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	169,343	260,086
		801,317
Sweden | 3.9%
Byggfakta Group Nordic Holdco AB	30,984	154,546
Cibus Nordic Real Estate AB	6,927	184,060
Lindab International AB	8,661	220,468
Nordnet AB publ	6,342	113,950
Synsam AB	33,437	243,114
		916,138
Switzerland | 1.0%
Logitech International SA	3,199	237,082
United Kingdom | 16.5%
Ascential PLC (*)	28,693	130,437
Auto Trader Group PLC	28,053	232,227
Britvic PLC	22,530	237,946
Bytes Technology Group PLC	25,249	164,503
ConvaTec Group PLC	110,365	310,849
Dr. Martens PLC	60,536	188,325
Electrocomponents PLC	20,427	288,841
Genuit Group. PLC	43,551	280,009
IG Group Holdings PLC	17,213	184,722
JD Sports Fashion PLC	125,275	242,595
Jet2 PLC (*)	17,659	264,632
Life Science REIT PLC	210,930	277,053
Marlowe PLC (*)	21,709	256,203
Pennon Group PLC	5,531	77,967
Smart Metering Systems PLC	20,303	209,934
Synthomer PLC	70,217	280,996
Weir Group PLC	10,842	231,702
		3,858,941
United States | 0.9%
BRP, Inc.	2,682	219,597
Total Common Stocks (Cost $22,126,767)		23,186,317
Description	Shares	Fair Value
Short-Term Investments | 0.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $109,495)	109,495	$109,495
Total Investments | 99.5% (Cost $22,236,262)		$23,295,812
Cash and Other Assets in Excess of Liabilities | 0.5%		109,676
Net Assets | 100.0%		$23,405,488

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio
Common Stocks | 94.5%
Australia | 2.3%
Rio Tinto PLC	1,700,025	$134,856,061
Brazil | 0.7%
Lojas Renner SA (*)	7,078,412	40,885,168
Canada | 9.5%
CAE, Inc. (*)	6,086,985	158,437,381
Canadian Pacific Railway, Ltd.	691,986	57,112,439
National Bank of Canada	1,884,443	144,451,604
Suncor Energy, Inc.	3,383,474	110,152,695
TMX Group, Ltd.	732,592	75,348,302
		545,502,421
China | 4.8%
China Longyuan Power Group Corp., Ltd., Class H	37,726,000	85,517,391
ESR Cayman, Ltd. (*)	28,749,200	89,001,879
Ming Yang Smart Energy Group, Ltd., Class A	18,201,579	63,099,860
Ping An Bank Co., Ltd., Class A (*)	15,912,682	38,479,442
		276,098,572
Denmark | 3.4%
Carlsberg AS, Class B	1,035,505	126,429,304
Genmab A/S (*)	187,928	68,079,034
		194,508,338
Finland | 2.5%
Sampo Oyj, A Shares	2,208,654	107,808,679
Valmet Oyj	1,195,009	37,095,731
		144,904,410
France | 10.6%
Airbus SE	689,417	83,332,269
Bureau Veritas SA	1,391,589	39,748,351
Engie SA	9,520,510	124,798,730
Pernod Ricard SA	484,230	106,202,315
Sanofi	1,722,280	175,645,438
Thales SA	648,558	81,896,571
		611,623,674
Germany | 4.3%
Continental AG	958,741	69,155,051
Infineon Technologies AG	2,812,503	96,084,711
Vonovia SE	1,710,511	79,978,734
		245,218,496
India | 1.1%
Housing Development Finance Corp., Ltd.	2,030,275	63,575,718
Ireland | 1.6%
Ryanair Holdings PLC Sponsored ADR (*)	1,072,044	93,396,473
Description	Shares	Fair Value
Israel | 2.8%
Bank Leumi Le-Israel BM	15,289,198	$164,130,376
Italy | 1.3%
Enel SpA	11,142,395	74,409,413
Japan | 12.9%
BayCurrent Consulting, Inc.	249,000	90,277,584
Daikin Industries, Ltd.	525,500	95,680,360
Demae-Can Co., Ltd. (*)	2,629,900	16,754,813
Kobe Bussan Co., Ltd.	1,778,300	54,626,372
Makita Corp.	2,286,591	73,236,497
Olympus Corp.	4,507,200	85,629,544
Shimano, Inc.	450,400	103,022,337
Suzuki Motor Corp.	1,493,272	51,186,767
Tokyo Electron, Ltd.	196,600	100,949,036
Yamaha Corp.	1,621,672	70,717,933
		742,081,243
Mexico | 1.4%
Arca Continental SAB de CV	11,618,300	79,003,272
Netherlands | 3.8%
Akzo Nobel NV	1,178,484	101,250,797
Universal Music Group NV (*)	4,410,116	117,077,987
		218,328,784
South Korea | 0.6%
NHN KCP Corp. (*)	1,457,848	32,035,875
Spain | 3.6%
Bankinter SA	11,809,107	68,863,703
Industria de Diseno Textil SA	4,203,218	91,457,156
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	11,809,107	18,137,079
Siemens Gamesa Renewable Energy SA (*)	1,673,187	29,372,701
		207,830,639
Sweden | 1.8%
Hexagon AB, B Shares	5,664,783	79,475,142
Volvo Car AB, Class B (*)	3,743,752	27,000,355
		106,475,497
Switzerland | 3.1%
ABB, Ltd.	4,632,508	149,878,075
Idorsia, Ltd. (*)	1,425,602	28,389,684
		178,267,759
Taiwan | 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,609,000	53,939,599
United Kingdom | 12.6%
Coca-Cola European Partners PLC	2,936,473	144,368,994
Compass Group PLC	3,927,493	84,641,649

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio (concluded)
Informa PLC (*)	11,312,928	$88,786,611
Linde PLC (*)	361,091	116,358,308
Petershill Partners PLC (*)	10,320,627	33,665,636
RELX PLC	6,195,105	192,966,089
Smith & Nephew PLC	3,936,405	62,744,710
		723,531,997
United States | 8.9%
Accenture PLC, Class A	381,035	128,496,433
Aon PLC, Class A	715,233	232,901,322
BRP, Inc.	681,236	55,778,360
Medtronic PLC	875,013	97,082,692
		514,258,807
Total Common Stocks (Cost $4,519,861,985)		5,444,862,592
Preferred Stocks | 1.3%
Germany | 1.3%
Volkswagen AG (Cost $79,545,242)	443,903	76,758,073
Short-Term Investments | 3.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $219,643,485)	219,643,485	219,643,485
Total Investments | 99.6% (Cost $4,819,050,712)		$5,741,264,150
Cash and Other Assets in Excess of Liabilities | 0.4%		24,061,155
Net Assets | 100.0%		$5,765,325,305

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio
Common Stocks | 98.3%
Australia | 3.3%
BHP Group, Ltd.	3,194	$124,406
Charter Hall Long Wale REIT	20,515	81,272
CSL, Ltd.	1,323	262,744
Dexus REIT	15,366	125,052
Northern Star Resources, Ltd.	10,827	85,809
Rio Tinto PLC	2,971	235,677
Shopping Centres Australasia Property Group REIT	35,844	77,705
		992,665
Belgium | 0.9%
Proximus SADP	4,723	87,905
UCB SA (*)	636	76,137
Warehouses De Pauw CVA REIT	2,796	120,483
		284,525
Canada | 6.2%
Empire Co., Ltd., Class A	5,809	206,032
Granite Real Estate Investment Trust	904	69,694
Hydro One, Ltd.	6,940	186,969
Loblaw Cos., Ltd.	5,685	510,133
Metro, Inc.	7,606	437,810
Quebecor, Inc., Class B	3,361	80,116
Thomson Reuters Corp.	3,667	398,130
		1,888,884
Denmark | 1.6%
Novo Nordisk A/S, Class B	4,385	485,624
France | 0.9%
Hermes International	52	73,756
Orange SA	17,388	205,608
		279,364
Israel | 0.3%
Bezeq The Israeli Telecommunication Corp., Ltd. (*)	57,279	98,104
Japan | 12.0%
Ajinomoto Co., Inc.	1,300	36,916
Chubu Electric Power Co., Inc.	8,200	84,957
Daiwa House Industry Co., Ltd.	4,200	109,728
Electric Power Development Co., Ltd.	17,700	253,546
ENEOS Holdings, Inc.	35,800	134,555
FUJIFILM Holdings Corp.	1,700	104,001
Japan Post Bank Co., Ltd.	37,600	302,830
Japan Post Holdings Co., Ltd.	52,600	386,369
Japan Real Estate Investment Corp. REIT	23	120,520
KDDI Corp.	7,300	239,778

Description	Shares	Fair Value
Kyushu Electric Power Co., Inc.	15,000	$100,607
Lawson, Inc.	1,900	72,616
McDonald’s Holdings Co. Japan, Ltd.	7,200	299,888
Mitsui & Co., Ltd.	5,800	157,990
Nihon Kohden Corp.	2,600	62,488
Nintendo Co., Ltd.	100	50,456
Nippon Express Holdings, Inc.	1,700	116,854
Nippon Telegraph & Telephone Corp.	4,700	136,567
Osaka Gas Co., Ltd.	11,100	190,565
Rengo Co., Ltd.	10,700	68,410
The Hachijuni Bank, Ltd.	21,700	72,012
Tohoku Electric Power Co., Inc.	9,300	54,414
Tokyo Gas Co., Ltd.	22,300	408,500
Yamazaki Baking Co., Ltd.	6,800	83,606
		3,648,173
Netherlands | 1.5%
ASML Holding NV	102	68,034
Shell PLC	4,668	128,107
Wolters Kluwer NV	2,473	263,250
		459,391
New Zealand | 0.7%
Fisher & Paykel Healthcare Corp., Ltd.	3,398	57,098
Mainfreight, Ltd.	1,119	64,695
Spark New Zealand, Ltd.	23,489	74,420
		196,213
Norway | 0.7%
Orkla ASA	18,337	163,077
Telenor ASA	4,173	59,977
		223,054
Portugal | 0.4%
Jeronimo Martins SGPS SA	4,485	107,446
South Africa | 0.3%
Anglo American PLC	1,499	77,313
Spain | 0.1%
Corporacion Financiera Alba SA	428	24,981
Sweden | 0.4%
Telefonaktiebolaget LM Ericsson, B Shares	13,067	119,563
Switzerland | 3.2%
PSP Swiss Property AG	1,184	155,387
Roche Holding AG	1,152	455,587
Swisscom AG	518	311,001
Tecan Group AG	140	55,176
		977,151
United Kingdom | 2.3%
BP PLC	13,575	66,341

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (continued)
Howden Joinery Group PLC	6,512	$65,315
HSBC Holdings PLC	14,339	98,252
J Sainsbury PLC	39,693	131,435
National Grid PLC	9,100	139,773
SSE PLC	4,682	107,206
Vodafone Group PLC	55,666	91,329
		699,651
United States | 63.5%
Accenture PLC, Class A	327	110,274
Activision Blizzard, Inc.	1,425	114,157
Adobe, Inc. (*)	213	97,047
Agilent Technologies, Inc.	608	80,457
Akamai Technologies, Inc. (*)	1,289	153,894
Alleghany Corp. (*)	104	88,088
Allison Transmission Holdings, Inc.	1,697	66,624
Alphabet, Inc., Class C (*)	129	360,296
Amdocs, Ltd.	1,706	140,250
AMERCO	155	92,526
American Electric Power Co., Inc.	1,679	167,514
AmerisourceBergen Corp.	756	116,961
Amgen, Inc.	390	94,310
AMN Healthcare Services, Inc. (*)	1,140	118,936
Aon PLC, Class A	720	234,454
Assurant, Inc.	545	99,097
Automatic Data Processing, Inc.	470	106,944
AutoZone, Inc. (*)	68	139,031
Baxter International, Inc.	2,697	209,125
Becton, Dickinson & Co.	823	218,918
BJ’s Wholesale Club Holdings, Inc. (*)	1,134	76,670
Bristol-Myers Squibb Co.	2,648	193,383
Cadence Design Systems, Inc. (*)	788	129,594
Cboe Global Markets, Inc.	510	58,354
Cerner Corp.	993	92,905
CF Industries Holdings, Inc.	823	84,818
Charter Communications, Inc., Class A (*)	208	113,468
Chubb, Ltd.	477	102,030
Cigna Corp.	316	75,717
CMS Energy Corp.	1,154	80,711
Cognizant Technology Solutions Corp., Class A	964	86,442
Colgate-Palmolive Co.	5,640	427,681
Comcast Corp., Class A	3,387	158,579
Corteva, Inc.	1,377	79,150
CorVel Corp. (*)	548	92,305
Costco Wholesale Corp.	301	173,331

Description	Shares	Fair Value
Coterra Energy, Inc.	7,752	$209,071
CSG Systems International, Inc.	1,390	88,362
CVS Health Corp.	1,221	123,577
Danaher Corp.	555	162,798
Deere & Co.	182	75,614
Digital Realty Trust, Inc. REIT	923	130,881
Dolby Laboratories, Inc., Class A	851	66,565
Dollar General Corp.	982	218,623
Duke Energy Corp.	656	73,249
Electronic Arts, Inc.	493	62,369
Eli Lilly & Co.	762	218,214
Everest Re Group, Ltd.	276	83,181
Exlservice Holdings, Inc. (*)	763	109,315
Extra Space Storage, Inc. REIT	847	174,143
FactSet Research Systems, Inc.	470	204,050
Flowers Foods, Inc.	10,175	261,599
FOX Corp., Class B	1,956	70,964
General Mills, Inc.	1,463	99,074
Gilead Sciences, Inc.	2,246	133,525
GlaxoSmithKline PLC	6,177	133,200
Grand Canyon Education, Inc. (*)	879	85,360
Henry Schein, Inc. (*)	872	76,030
Home Depot, Inc.	250	74,833
Hormel Foods Corp.	1,450	74,733
Houlihan Lokey, Inc.	717	62,953
ICU Medical, Inc. (*)	491	109,316
Incyte Corp. (*)	1,080	85,774
Ingles Markets, Inc., Class A	1,012	90,119
Intel Corp.	4,105	203,444
Inter Parfums, Inc.	734	64,629
Intercontinental Exchange, Inc.	1,462	193,159
Jack Henry & Associates, Inc.	868	171,039
JB Hunt Transport Services, Inc.	383	76,903
Johnson & Johnson	2,218	393,096
Kellogg Co.	3,898	251,382
Keysight Technologies, Inc. (*)	1,096	173,135
Kforce, Inc.	996	73,674
Life Storage, Inc. REIT	1,259	176,801
Lockheed Martin Corp.	642	283,379
Markel Corp. (*)	61	89,990
Matson, Inc.	1,029	124,118
McDonald’s Corp.	1,369	338,526
Merck & Co., Inc.	942	77,291
Mettler-Toledo International, Inc. (*)	41	56,301
Microsoft Corp.	1,090	336,058
Monolithic Power Systems, Inc.	404	196,215
Motorola Solutions, Inc.	719	174,142

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (concluded)
National Fuel Gas Co.	1,109	$76,188
Northrop Grumman Corp.	230	102,861
NVR, Inc. (*)	14	62,542
Omnicom Group, Inc.	1,564	132,752
Otter Tail Corp.	1,524	95,250
Paychex, Inc.	1,540	210,164
PepsiCo, Inc.	1,905	318,859
Philip Morris International, Inc.	855	80,319
Pinnacle West Capital Corp.	2,093	163,463
PNM Resources, Inc.	1,531	72,983
Portland General Electric Co.	2,389	131,753
Power Integrations, Inc.	795	73,681
Premier, Inc., Class A	1,968	70,041
Public Storage REIT	682	266,171
QUALCOMM, Inc.	501	76,563
Quidel Corp. (*)	637	71,637
Regeneron Pharmaceuticals, Inc. (*)	119	83,112
Republic Services, Inc.	3,224	427,180
ResMed, Inc.	494	119,800
S&P Global, Inc.	253	103,776
SBA Communications Corp. REIT	506	174,115
Service Corp. International	2,306	151,781
Sirius XM Holdings, Inc.	11,230	74,343
SLM Corp.	3,972	72,926
Southwest Gas Holdings, Inc. (*)	1,692	132,467
Sturm Ruger & Co., Inc.	1,338	93,152
Synopsys, Inc. (*)	502	167,302
Target Corp.	652	138,367
Tetra Tech, Inc.	434	71,584
Texas Instruments, Inc.	575	105,501
The Coca-Cola Co.	1,171	72,602
The Hartford Financial Services Group, Inc.	1,287	92,419
The Hershey Co.	1,798	389,501
The Interpublic Group of Cos., Inc.	2,356	83,520
The Kroger Co.	1,273	73,032
The Procter & Gamble Co.	3,018	461,150
The Progressive Corp.	674	76,829
The TJX Cos., Inc.	1,058	64,094
The Toro Co.	719	61,467
The Travelers Cos., Inc.	388	70,899
Thermo Fisher Scientific, Inc.	182	107,498
Tractor Supply Co.	432	100,816
Tyson Foods, Inc., Class A	1,769	158,555
UnitedHealth Group, Inc.	263	134,122
Verizon Communications, Inc.	8,805	448,527
Vertex Pharmaceuticals, Inc. (*)	806	210,342

Description	Shares	Fair Value
Virtu Financial, Inc., Class A	4,090	$152,230
Visa, Inc., Class A	568	125,965
VMware, Inc., Class A	589	67,069
Walmart, Inc.	2,803	417,423
Washington Federal, Inc.	2,086	68,463
WD-40 Co.	277	50,755
Zoetis, Inc.	1,380	260,254
		19,312,980
Total Common Stocks (Cost $27,642,706)		29,875,082
Short-Term Investments | 1.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $398,239)	398,239	398,239
Total Investments | 99.6% (Cost $28,040,945)		$30,273,321
Cash and Other Assets in Excess of Liabilities | 0.4%		121,763
Net Assets | 100.0%		$30,395,084

Description	Shares	Fair Value
Lazard US Equity Concentrated Portfolio
Common Stocks | 98.8%
Building Products | 2.1%
Armstrong World Industries, Inc.	404,480	$36,407,245
Capital Markets | 9.7%
Intercontinental Exchange, Inc.	641,121	84,704,906
S&P Global, Inc.	209,822	86,064,788
		170,769,694
Commercial Services & Supplies | 4.9%
Waste Management, Inc.	538,112	85,290,752
Construction Materials | 3.3%
Vulcan Materials Co.	318,746	58,553,640
Distributors | 4.0%
LKQ Corp.	1,559,930	70,836,421
Entertainment | 1.1%
Electronic Arts, Inc.	153,808	19,458,250
Equity Real Estate Investment Trusts (REITs) | 7.7%
Crown Castle International Corp. REIT	514,870	95,045,002
Public Storage REIT	100,606	39,264,510
		134,309,512
Food & Staples Retailing | 7.3%
Sysco Corp.	1,559,224	127,310,640
Health Care Equipment & Supplies | 6.3%
Medtronic PLC	989,128	109,743,752
Hotels, Restaurants & Leisure | 2.3%
Vail Resorts, Inc.	155,696	40,522,998
Interactive Media & Services | 7.0%
Alphabet, Inc., Class A (*)	44,004	122,390,525
IT Services | 13.6%
Fiserv, Inc. (*)	1,226,357	124,352,600
LiveRamp Holdings, Inc. (*)	643,234	24,050,519
VeriSign, Inc. (*)	155,522	34,597,424
Visa, Inc., Class A	248,078	55,016,258
		238,016,801
Life Sciences Tools & Services | 1.9%
Sotera Health Co. (*)	1,583,107	34,290,098
Machinery | 4.3%
Otis Worldwide Corp.	974,325	74,974,309
Multiline Retail | 5.0%
Dollar Tree, Inc. (*)	542,362	86,859,274
Professional Services | 2.8%
Verisk Analytics, Inc., Class A	227,231	48,770,590
Semiconductors & Semiconductor Equipment | 11.1%
Analog Devices, Inc.	670,885	110,816,784

Description	Shares	Fair Value
Skyworks Solutions, Inc.	624,748	$83,266,414
		194,083,198
Specialty Retail | 4.4%
Lowe’s Cos., Inc.	263,690	53,315,481
Warby Parker, Inc., Class A (*)	680,857	23,019,775
		76,335,256

Total Common Stocks (Cost $1,225,608,867)		1,728,922,955
Short-Term Investments | 0.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $5,516,435)	5,516,435	5,516,435
Total Investments | 99.1% (Cost $1,231,125,302)		$1,734,439,390
Cash and Other Assets in Excess of Liabilities | 0.9%		15,426,991
Net Assets | 100.0%		$1,749,866,381

Description	Shares	Fair Value
Lazard US Equity Focus Portfolio
Common Stocks | 97.3%
Auto Components | 0.9%
Aptiv PLC (*)	6,305	$754,771
Banks | 5.8%
Bank of America Corp.	87,973	3,626,247
Commerce Bancshares, Inc.	22,182	1,588,009
		5,214,256
Capital Markets | 4.5%
Intercontinental Exchange, Inc.	30,622	4,045,779
Commercial Services & Supplies | 4.3%
Waste Management, Inc.	24,036	3,809,706
Communications Equipment | 2.8%
Cisco Systems, Inc.	44,495	2,481,041
Consumer Finance | 4.8%
American Express Co.	23,033	4,307,171
Food & Staples Retailing | 2.9%
Sysco Corp.	31,821	2,598,185
Health Care Equipment & Supplies | 5.2%
Medtronic PLC	41,580	4,613,301
Health Care Providers & Services | 1.5%
Humana, Inc.	2,976	1,295,066
Hotels, Restaurants & Leisure | 5.1%
McDonald’s Corp.	13,581	3,358,309
Starbucks Corp.	13,610	1,238,102
		4,596,411
Industrial Conglomerates | 3.4%
Honeywell International, Inc.	15,432	3,002,759
Insurance | 4.3%
Marsh & McLennan Cos., Inc.	22,700	3,868,534
Interactive Media & Services | 7.2%
Alphabet, Inc., Class A (*)	2,321	6,455,513
Internet & Direct Marketing Retail | 4.8%
Amazon.com, Inc. (*)	1,327	4,325,954
IT Services | 4.9%
Visa, Inc., Class A	19,897	4,412,558
Life Sciences Tools & Services | 6.5%
Danaher Corp.	12,757	3,742,011
IQVIA Holdings, Inc. (*)	8,930	2,064,705
		5,806,716
Multiline Retail | 2.6%
Dollar General Corp.	10,482	2,333,608
Pharmaceuticals | 5.3%
Johnson & Johnson	26,862	4,760,752

Description	Shares	Fair Value
Road & Rail | 4.2%
Norfolk Southern Corp.	13,076	$3,729,537
Semiconductors & Semiconductor Equipment | 4.4%
Analog Devices, Inc.	23,834	3,936,900
Software | 8.8%
Microsoft Corp.	20,698	6,381,400
salesforce.com, Inc. (*)	6,958	1,477,323
		7,858,723
Specialty Retail | 3.1%
Lowe’s Cos., Inc.	13,749	2,779,910
Total Common Stocks (Cost $61,003,515)		86,987,151
Short-Term Investments | 2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $2,244,445)	2,244,445	2,244,445
Total Investments | 99.8% (Cost $63,247,960)		$89,231,596
Cash and Other Assets in Excess of Liabilities | 0.2%		157,713
Net Assets | 100.0%		$89,389,309

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio
Common Stocks | 96.6%
Aerospace & Defense | 2.3%
Curtiss-Wright Corp.	9,147	$1,373,513
HEICO Corp.	4,740	727,780
		2,101,293
Airlines | 1.4%
Alaska Air Group, Inc. (*)	21,534	1,249,187
Banks | 8.6%
Commerce Bancshares, Inc.	21,391	1,531,382
East West Bancorp, Inc.	20,772	1,641,403
Home BancShares, Inc.	74,916	1,693,102
Pinnacle Financial Partners, Inc.	17,437	1,605,599
Wintrust Financial Corp.	13,157	1,222,680
		7,694,166
Biotechnology | 1.5%
United Therapeutics Corp. (*)	7,551	1,354,725
Building Products | 4.1%
Armstrong World Industries, Inc.	13,911	1,252,129
Carlisle Cos., Inc.	4,907	1,206,730
PGT Innovations, Inc. (*)	67,579	1,215,070
		3,673,929
Capital Markets | 1.2%
Morningstar, Inc.	3,859	1,054,163
Chemicals | 2.0%
Ashland Global Holdings, Inc.	10,076	991,579
Ingevity Corp. (*)	13,078	837,908
		1,829,487
Communications Equipment | 2.3%
Ciena Corp. (*)	19,414	1,177,071
F5, Inc. (*)	4,359	910,813
		2,087,884
Construction & Engineering | 0.7%
Valmont Industries, Inc.	2,477	591,012
Construction Materials | 0.9%
Eagle Materials, Inc.	5,979	767,464
Containers & Packaging | 2.4%
Avery Dennison Corp.	5,312	924,129
Graphic Packaging Holding Co.	62,648	1,255,466
		2,179,595
Electrical Equipment | 4.4%
Array Technologies, Inc. (*)	66,078	744,699
Atkore, Inc. (*)	10,005	984,892
EnerSys	15,793	1,177,684

Description	Shares	Fair Value
GrafTech International, Ltd.	109,766	$1,055,949
		3,963,224
Electronic Equipment, Instruments & Components | 1.5%
Cognex Corp.	9,433	727,756
Littelfuse, Inc.	2,477	617,788
		1,345,544
Energy Equipment & Services | 2.5%
Cactus, Inc., Class A	17,413	988,014
Liberty Oilfield Services, Inc., Class A (*)	85,159	1,262,056
		2,250,070
Entertainment | 1.4%
Take-Two Interactive Software, Inc. (*)	8,242	1,267,125
Equity Real Estate Investment Trusts (REITs) | 8.1%
Alexandria Real Estate Equities, Inc.	5,908	1,188,985
Brixmor Property Group, Inc.	48,761	1,258,521
Camden Property Trust	6,670	1,108,554
Hudson Pacific Properties, Inc.	41,424	1,149,516
PS Business Parks, Inc.	8,504	1,429,352
Summit Hotel Properties, Inc. (*)	110,409	1,099,674
		7,234,602
Food & Staples Retailing | 1.5%
US Foods Holding Corp. (*)	35,517	1,336,505
Food Products | 2.2%
Hostess Brands, Inc. (*)	40,567	890,040
Utz Brands, Inc.	70,033	1,035,088
		1,925,128
Gas Utilities | 1.8%
New Jersey Resources Corp.	35,016	1,605,834
Health Care Equipment & Supplies | 2.2%
Nevro Corp. (*)	8,742	632,309
Ortho Clinical Diagnostics Holdings PLC (*)	71,938	1,342,363
		1,974,672
Health Care Providers & Services | 1.3%
Henry Schein, Inc. (*)	13,649	1,190,056
Health Care Technology | 0.9%
Certara, Inc. (*)	36,326	780,282
Hotels, Restaurants & Leisure | 2.3%
Brinker International, Inc. (*)	27,251	1,039,898
Wyndham Hotels & Resorts, Inc.	12,196	1,032,879
		2,072,777
Household Durables | 1.1%
Leggett & Platt, Inc.	28,513	992,252
Insurance | 3.2%
Brown & Brown, Inc.	22,749	1,644,070

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio (concluded)
Reinsurance Group of America, Inc.	11,029	$1,207,235
		2,851,305
Interactive Media & Services | 3.0%
Cars.com, Inc. (*)	68,270	985,136
MediaAlpha, Inc., Class A (*)	32,896	544,429
Ziff Davis, Inc. (*)	11,624	1,124,971
		2,654,536
IT Services | 3.1%
Amdocs, Ltd.	10,854	892,307
LiveRamp Holdings, Inc. (*)	21,534	805,156
Remitly Global, Inc.	44,574	439,945
Squarespace, Inc., Class A (*)	24,096	617,340
		2,754,748
Leisure Products | 2.2%
Brunswick Corp.	8,480	685,947
Hasbro, Inc.	15,936	1,305,477
		1,991,424
Life Sciences Tools & Services | 3.7%
AbCellera Biologics, Inc. (*)	65,221	635,905
ICON PLC (*)	4,907	1,193,481
Sotera Health Co. (*)	32,396	701,697
Stevanato Group SpA	40,233	809,488
		3,340,571
Machinery | 3.3%
Altra Industrial Motion Corp.	22,106	860,586
Columbus McKinnon Corp.	25,369	1,075,646
Gates Industrial Corp. PLC (*)	69,628	1,048,598
		2,984,830
Multiline Retail | 0.5%
Kohl’s Corp.	7,504	453,692
Oil, Gas & Consumable Fuels | 2.9%
Antero Resources Corp. (*)	49,555	1,512,914
Magnolia Oil & Gas Corp., Class A	44,416	1,050,439
		2,563,353
Paper & Forest Products | 1.2%
Neenah, Inc.	26,340	1,044,644
Pharmaceuticals | 1.4%
Catalent, Inc. (*)	10,934	1,212,581
Professional Services | 2.5%
Leidos Holdings, Inc.	10,362	1,119,303
Sterling Check Corp.	41,924	1,108,052
		2,227,355

Description	Shares	Fair Value
Semiconductors & Semiconductor Equipment | 1.8%
MKS Instruments, Inc.	10,529	$1,579,350
Software | 5.1%
CyberArk Software, Ltd. (*)	6,050	1,020,938
Dolby Laboratories, Inc., Class A	15,984	1,250,268
N-Able, Inc. (*)	81,109	738,092
Pegasystems, Inc.	8,361	674,315
PTC, Inc. (*)	8,099	872,424
		4,556,037
Specialty Retail | 3.0%
Five Below, Inc. (*)	5,332	844,429
Leslie’s, Inc. (*)	58,456	1,131,708
Warby Parker, Inc., Class A (*)	22,147	748,790
		2,724,927
Textiles, Apparel & Luxury Goods | 1.1%
Tapestry, Inc.	26,703	992,016
Total Common Stocks (Cost $70,189,113)		86,452,345
Total Investments | 96.6% (Cost $70,189,113)		$86,452,345
Cash and Other Assets in Excess of Liabilities | 3.4%		3,086,982
Net Assets | 100.0%		$89,539,327

Description	Shares	Fair Value
Lazard US Sustainable Equity Portfolio
Common Stocks | 96.5%
Auto Components | 0.7%
Aptiv PLC (*)	844	$101,035
Banks | 6.4%
Commerce Bancshares, Inc.	5,159	369,333
The PNC Financial Services Group, Inc.	2,937	541,730
		911,063
Biotechnology | 0.6%
Vertex Pharmaceuticals, Inc. (*)	349	91,079
Capital Markets | 4.9%
Intercontinental Exchange, Inc.	3,109	410,761
The Charles Schwab Corp.	3,427	288,931
		699,692
Chemicals | 1.8%
Ecolab, Inc.	1,434	253,187
Commercial Services & Supplies | 3.5%
MSA Safety, Inc.	722	95,809
Waste Management, Inc.	2,515	398,628
		494,437
Communications Equipment | 2.0%
Cisco Systems, Inc.	5,119	285,435
Containers & Packaging | 2.3%
Ball Corp.	3,639	327,510
Electrical Equipment | 2.2%
Rockwell Automation, Inc.	1,137	318,394
Electronic Equipment, Instruments & Components | 0.7%
Cognex Corp.	1,256	96,900
Entertainment | 1.3%
The Walt Disney Co. (*)	1,322	181,326
Equity Real Estate Investment Trusts (REITs) | 2.6%
Prologis, Inc. REIT	2,317	374,149
Food & Staples Retailing | 1.7%
Sysco Corp.	2,982	243,480
Food Products | 0.2%
Oatly Group AB ADR	4,886	24,479
Health Care Equipment & Supplies | 5.1%
Boston Scientific Corp. (*)	5,556	246,075
Medtronic PLC	4,237	470,095
		716,170
Health Care Providers & Services | 5.6%
Humana, Inc.	447	194,521
Laboratory Corp. of America Holdings (*)	773	203,809

Description	Shares	Fair Value
UnitedHealth Group, Inc.	770	$392,677
		791,007
Hotels, Restaurants & Leisure | 1.5%
Starbucks Corp.	2,383	216,782
Household Products | 2.3%
The Procter & Gamble Co.	2,143	327,450
IT Services | 6.8%
Accenture PLC, Class A	1,419	478,530
Visa, Inc., Class A	2,164	479,910
		958,440
Life Sciences Tools & Services | 7.9%
Agilent Technologies, Inc.	1,417	187,512
Danaher Corp.	1,371	402,155
IQVIA Holdings, Inc. (*)	998	230,747
Thermo Fisher Scientific, Inc.	498	294,144
		1,114,558
Machinery | 3.5%
Deere & Co.	795	330,291
Watts Water Technologies, Inc., Class A	696	97,154
Xylem, Inc.	865	73,750
		501,195
Multiline Retail | 1.7%
Dollar General Corp.	1,078	239,995
Pharmaceuticals | 4.6%
Johnson & Johnson	2,142	379,627
Zoetis, Inc.	1,440	271,569
		651,196
Road & Rail | 2.5%
Norfolk Southern Corp.	1,245	355,099
Semiconductors & Semiconductor Equipment | 5.6%
Analog Devices, Inc.	2,189	361,579
Applied Materials, Inc.	1,294	170,549
Texas Instruments, Inc.	1,445	265,129
		797,257
Software | 14.0%
Adobe, Inc. (*)	274	124,840
Intuit, Inc.	423	203,395
Microsoft Corp.	4,010	1,236,323
Palo Alto Networks, Inc. (*)	250	155,628
salesforce.com, Inc. (*)	1,221	259,243
		1,979,429
Specialty Retail | 3.4%
Home Depot, Inc.	1,594	477,132

Description	Shares	Fair Value
Lazard US Sustainable Equity Portfolio (concluded)
Textiles, Apparel & Luxury Goods | 1.1%
NIKE, Inc., Class B	1,104	$148,554
Total Common Stocks (Cost $10,229,313)		13,676,430
Short-Term Investments | 3.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $441,728)	441,728	441,728
Total Investments | 99.6% (Cost $10,671,041)		$14,118,158
Cash and Other Assets in Excess of Liabilities | 0.4%		49,980
Net Assets | 100.0%		$14,168,138

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio
Common Stocks | 98.7%
Aerospace & Defense | 1.0%
Aerojet Rocketdyne Holdings, Inc. (*)	273	$10,742
AerSale Corp. (*)	614	9,652
Park Aerospace Corp.	1,095	14,290
RADA Electronic Industries, Ltd. (*)	743	10,350
		45,034
Air Freight & Logistics | 0.6%
Atlas Air Worldwide Holdings, Inc. (*)	199	17,187
Radiant Logistics, Inc. (*)	1,510	9,619
		26,806
Auto Components | 0.6%
Fox Factory Holding Corp. (*)	78	7,640
Patrick Industries, Inc.	152	9,165
Visteon Corp. (*)	74	8,076
		24,881
Automobiles | 0.4%
Thor Industries, Inc.	141	11,097
Winnebago Industries, Inc.	106	5,727
		16,824
Banks | 4.6%
Banner Corp.	127	7,433
Berkshire Hills Bancorp, Inc.	268	7,764
Capital Bancorp, Inc.	177	4,046
Civista Bancshares, Inc.	318	7,664
Coastal Financial Corp. (*)	205	9,379
CrossFirst Bankshares, Inc. (*)	510	8,038
Financial Institutions, Inc.	248	7,472
Fulton Financial Corp.	453	7,529
FVCBankcorp, Inc. (*)	184	3,818
Hancock Whitney Corp.	150	7,822
HomeStreet, Inc.	167	7,912
Meta Financial Group, Inc.	164	9,007
Metrocity Bankshares, Inc.	161	3,780
Metropolitan Bank Holding Corp. (*)	132	13,434
Midland States Bancorp, Inc.	307	8,860
Pacific Premier Bancorp, Inc.	198	6,999
PCB Bancorp	338	7,757
Peapack-Gladstone Financial Corp.	225	7,819
Peoples Financial Services Corp.	72	3,635
Popular, Inc.	86	7,030
RBB Bancorp	186	4,369
Red River Bancshares, Inc.	60	3,175
SouthState Corp.	96	7,833
Synovus Financial Corp.	163	7,987
Description	Shares	Fair Value
The First Bancorp, Inc.	66	$1,985
Umpqua Holdings Corp.	454	8,562
United Bankshares, Inc.	197	6,871
Veritex Holdings, Inc.	195	7,443
Washington Trust Bancorp, Inc.	141	7,403
West BanCorp, Inc.	97	2,639
		205,465
Beverages | 0.3%
Coca-Cola Consolidated, Inc.	10	4,969
National Beverage Corp.	160	6,960
		11,929
Biotechnology | 8.9%
ADMA Biologics, Inc. (*)	6,235	11,410
Albireo Pharma, Inc. (*)	353	10,530
Alector, Inc. (*)	366	5,215
Alkermes PLC (*)	384	10,103
Amicus Therapeutics, Inc. (*)	785	7,434
Avid Bioservices, Inc. (*)	253	5,154
Biohaven Pharmaceutical Holding Co., Ltd. (*)	74	8,774
CareDx, Inc. (*)	418	15,462
Catalyst Pharmaceuticals, Inc. (*)	2,038	16,895
Celularity, Inc. (*)	1,582	13,779
Chinook Therapeutics, Inc. (*)	714	11,681
CRISPR Therapeutics AG (*)	168	10,545
Dynavax Technologies Corp. (*)	777	8,423
Eagle Pharmaceuticals, Inc. (*)	257	12,719
Editas Medicine, Inc. (*)	567	10,784
Epizyme, Inc. (*)	6,411	7,373
Exelixis, Inc. (*)	298	6,756
Fate Therapeutics, Inc. (*)	292	11,321
Global Blood Therapeutics, Inc. (*)	259	8,972
Immatics NV (*)	1,419	11,338
Insmed, Inc. (*)	294	6,909
Ionis Pharmaceuticals, Inc. (*)	302	11,186
Ironwood Pharmaceuticals, Inc. (*)	913	11,486
iTeos Therapeutics, Inc. (*)	467	15,028
Karuna Therapeutics, Inc. (*)	96	12,172
Keros Therapeutics, Inc. (*)	181	9,843
Kiniksa Pharmaceuticals, Ltd., Class A (*)	965	9,592
MeiraGTx Holdings PLC (*)	746	10,332
Organogenesis Holdings, Inc. (*)	1,164	8,870
PTC Therapeutics, Inc. (*)	224	8,357
Radius Health, Inc. (*)	1,191	10,516
REGENXBIO, Inc. (*)	602	19,980
Syndax Pharmaceuticals, Inc. (*)	547	9,507
uniQure NV (*)	598	10,806
United Therapeutics Corp. (*)	44	7,894

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Vanda Pharmaceuticals, Inc. (*)	16	$181
Veracyte, Inc. (*)	192	5,293
Vericel Corp. (*)	352	13,453
XOMA Corp. (*)	41	1,147
Zymeworks, Inc. (*)	1,481	9,701
		396,921
Building Products | 2.7%
A O Smith Corp.	112	7,156
Advanced Drainage Systems, Inc.	76	9,030
Apogee Enterprises, Inc.	84	3,987
Builders FirstSource, Inc. (*)	274	17,684
Gibraltar Industries, Inc. (*)	206	8,848
Insteel Industries, Inc.	473	17,496
Owens Corning	131	11,986
Quanex Building Products Corp.	546	11,461
Simpson Manufacturing Co., Inc.	60	6,542
Tecnoglass, Inc.	493	12,443
UFP Industries, Inc.	190	14,660
		121,293
Capital Markets | 1.4%
Affiliated Managers Group, Inc.	56	7,893
Artisan Partners Asset Management, Inc., Class A	69	2,715
Cboe Global Markets, Inc.	52	5,950
CI Financial Corp.	59	938
Janus Henderson Group PLC	178	6,234
Open Lending Corp. Class A (*)	283	5,351
Oppenheimer Holdings, Inc. Class A	141	6,145
PennantPark Floating Rate Capital, Ltd.	660	8,917
Saratoga Investment Corp.	320	8,723
TriplePoint Venture Growth BDC Corp.	523	9,132
		61,998
Chemicals | 3.7%
AdvanSix, Inc.	503	25,698
CF Industries Holdings, Inc.	211	21,746
FutureFuel Corp.	1,688	16,424
Hawkins, Inc.	470	21,573
Huntsman Corp.	275	10,315
Olin Corp.	399	20,860
The Chemours Co.	281	8,846
Tredegar Corp.	464	5,563
Valhi, Inc.	391	11,460
Valvoline, Inc.	255	8,048
Description	Shares	Fair Value
Westlake Corp.	121	$14,932
		165,465
Commercial Services & Supplies | 1.9%
ABM Industries, Inc.	213	9,806
Brady Corp. Class A	292	13,511
Ennis, Inc.	760	14,037
Heritage-Crystal Clean, Inc. (*)	657	19,454
NL Industries, Inc.	130	935
SP Plus Corp. (*)	519	16,276
Vidler Water Resouces, Inc. (*)	800	12,352
		86,371
Communications Equipment | 1.2%
Clearfield, Inc. (*)	347	22,632
Digi International, Inc. (*)	608	13,084
Ituran Location and Control, Ltd.	508	11,694
Juniper Networks, Inc.	133	4,942
		52,352
Construction & Engineering | 1.6%
API Group Corp. (*)	515	10,830
Argan, Inc.	167	6,779
Concrete Pumping Holdings, Inc. (*)	1,006	6,740
IES Holdings, Inc. (*)	262	10,532
MYR Group, Inc. (*)	162	15,235
NV5 Global, Inc. (*)	83	11,064
Sterling Construction Co., Inc. (*)	359	9,621
		70,801
Construction Materials | 0.6%
Eagle Materials, Inc.	146	18,740
United States Lime & Minerals, Inc.	73	8,471
		27,211
Consumer Finance | 0.2%
OneMain Holdings, Inc.	217	10,288
Containers & Packaging | 0.4%
Greif, Inc. Class A	292	18,998
Distributors | 0.3%
Funko, Inc. Class A (*)	702	12,110
Diversified Consumer Services | 1.1%
American Public Education, Inc. (*)	816	17,332
Grand Canyon Education, Inc. (*)	118	11,459
Service Corp. International	126	8,293
Vasta Platform, Ltd. (*)	1,737	9,936
Vitru, Ltd. (*)	238	3,760
		50,780

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Diversified Telecommunication Services | 0.5%
Anterix, Inc. (*)	264	$15,286
Ooma, Inc. (*)	389	5,831
		21,117
Electric Utilities | 0.2%
Otter Tail Corp.	159	9,938
Electrical Equipment | 1.7%
Acuity Brands, Inc.	67	12,683
Allied Motion Technologies, Inc.	179	5,341
Atkore, Inc. (*)	173	17,030
Encore Wire Corp.	64	7,301
GrafTech International, Ltd.	1,087	10,457
nVent Electric PLC	345	11,999
Preformed Line Products Co.	170	10,782
		75,593
Electronic Equipment, Instruments & Components | 1.4%
Arrow Electronics, Inc. (*)	67	7,948
Badger Meter, Inc.	139	13,859
Belden, Inc.	198	10,969
Kimball Electronics, Inc. (*)	530	10,595
ScanSource, Inc. (*)	244	8,489
Vishay Intertechnology, Inc.	473	9,271
		61,131
Energy Equipment & Services | 0.1%
North American Construction Group, Ltd.	272	3,928
Entertainment | 1.3%
Liberty Media Corp-Liberty Braves Class C (*)	617	17,220
Sciplay Corp. Class A (*)	691	8,928
Skillz, Inc. (*)	4,108	12,324
The Madison Square Garden Co., Class A (*)	53	9,506
The Marcus Corp. (*)	577	10,213
		58,191
Equity Real Estate Investment Trusts (REITs) | 4.3%
American Assets Trust, Inc.	197	7,464
Brixmor Property Group, Inc. REIT	325	8,388
City Office REIT, Inc.	529	9,342
Community Healthcare Trust, Inc. REIT	193	8,147
CTO Realty Growth, Inc.	147	9,749
Douglas Emmett, Inc.	241	8,054
Easterly Government Properties, Inc. REIT	434	9,175
EastGroup Properties, Inc. REIT	34	6,912
Federal Realty Investment Trust REIT	60	7,324
Global Medical REIT, Inc.	482	7,866
Healthcare Trust of America, Inc., Class A REIT	188	5,892
Description	Shares	Fair Value
JBG SMITH Properties	283	$8,269
Kimco Realty Corp. REIT	323	7,978
Kite Realty Group Trust	289	6,581
Life Storage, Inc. REIT	84	11,796
MGM Growth Properties LLC, Class A REIT	202	7,818
National Storage Affiliates Trust	161	10,104
Park Hotels & Resorts, Inc. REIT	429	8,378
Plymouth Industrial REIT, Inc.	400	10,840
Rayonier, Inc., REIT	230	9,458
Terreno Realty Corp.	83	6,146
Universal Health Realty Income Trust	99	5,779
Urstadt Biddle Properties, Inc. Class A REIT	493	9,273
		190,733
Food & Staples Retailing | 1.6%
Albertsons Cos., Inc. Class A	459	15,262
BJ’s Wholesale Club Holdings, Inc. (*)	176	11,899
HF Foods Group, Inc. (*)	1,022	6,806
Ingles Markets, Inc., Class A	271	24,133
United Natural Foods, Inc. (*)	173	7,154
Village Super Market, Inc. Class A	258	6,321
		71,575
Food Products | 2.4%
Adecoagro SA (*)	1,553	18,760
Hostess Brands, Inc. (*)	463	10,158
Ingredion, Inc.	95	8,279
John B Sanfilippo & Son, Inc.	120	10,013
Mission Produce, Inc. (*)	640	8,096
Pilgrim’s Pride Corp. (*)	340	8,534
Post Holdings, Inc. (*)	89	6,164
Sanderson Farms, Inc.	97	18,187
Seaboard Corp.	2	8,411
Whole Earth Brands, Inc. (*)	1,456	10,425
		107,027
Gas Utilities | 0.2%
UGI Corp.	307	11,120
Health Care Equipment & Supplies | 4.0%
AngioDynamics, Inc. (*)	315	6,785
Apollo Endosurgery, Inc. (*)	939	5,681
Apyx Medical Corp. (*)	478	3,121
Axogen, Inc. (*)	368	2,922
Bioventus, Inc. Class A (*)	764	10,772
Cerus Corp. (*)	1,218	6,687
Co-Diagnostics, Inc. (*)	1,264	7,812
CONMED Corp.	70	10,399
Cutera, Inc. (*)	233	16,077
Envista Holdings Corp. (*)	221	10,765

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Globus Medical, Inc., Class A (*)	98	$7,230
iRadimed Corp.	226	10,134
LeMaitre Vascular, Inc.	169	7,853
Masimo Corp. (*)	64	9,315
NuVasive, Inc. (*)	170	9,639
Orthofix Medical, Inc. (*)	269	8,796
OrthoPediatrics Corp. (*)	181	9,772
Sanara Medtech, Inc. (*)	127	3,524
Shockwave Medical, Inc. (*)	41	8,502
Tandem Diabetes Care, Inc. (*)	82	9,536
Utah Medical Products, Inc.	147	13,209
		178,531
Health Care Providers & Services | 1.2%
Cross Country Healthcare, Inc. (*)	906	19,633
DocGo, Inc. (*)	1,166	10,786
Invitae Corp. (*)	884	7,045
Select Medical Holdings Corp.	231	5,542
U.S. Physical Therapy, Inc.	105	10,442
		53,448
Health Care Technology | 0.9%
Computer Programs and Systems, Inc. (*)	237	8,165
HealthStream, Inc. (*)	138	2,749
Multiplan Corp. (*)	2,570	12,028
NextGen Healthcare, Inc. (*)	573	11,981
Omnicell, Inc. (*)	47	6,086
		41,009
Hotels, Restaurants & Leisure | 1.4%
Century Casinos, Inc. (*)	799	9,548
Everi Holdings, Inc. (*)	452	9,492
PlayAGS, Inc. (*)	1,423	9,491
RCI Hospitality Holdings, Inc.	127	7,805
Ruth’s Hospitality Group, Inc.	403	9,221
The Wendy’s Co.	347	7,624
Wyndham Hotels & Resorts, Inc.	99	8,384
		61,565
Household Durables | 1.6%
Century Communities, Inc.	129	6,910
Ethan Allen Interiors, Inc.	300	7,821
Landsea Homes Corp. (*)	1,618	13,834
Legacy Housing Corp. (*)	479	10,279
M/I Homes, Inc. (*)	254	11,265
Meritage Homes Corp. (*)	125	9,904
Tri Pointe Homes, Inc. (*)	560	11,245
		71,258
Description	Shares	Fair Value
Household Products | 0.4%
Central Garden & Pet Co., Class A (*)	164	$6,688
Oil-Dri Corp. of America	70	2,005
Reynolds Consumer Products, Inc.	343	10,064
		18,757
Independent Power & Renewable Electricity Producers | 0.5%
Montauk Renewables, Inc. (*)	1,088	12,186
TransAlta Corp.	889	9,210
		21,396
Insurance | 0.9%
Investors Title Co.	34	6,909
Palomar Holdings, Inc. (*)	152	9,726
Stewart Information Services Corp.	224	13,577
The Hanover Insurance Group, Inc.	58	8,672
		38,884
Interactive Media & Services | 0.6%
Cargurus, Inc. (*)	378	16,050
QuinStreet, Inc. (*)	437	5,069
Yelp, Inc. (*)	234	7,982
		29,101
Internet & Direct Marketing Retail | 0.6%
Betterware de Mexico S.A.B. de C.V.	149	2,537
Duluth Holdings, Inc. Class B (*)	796	9,735
Liquidity Services, Inc. (*)	829	14,193
		26,465
IT Services | 3.3%
CSG Systems International, Inc.	251	15,956
DigitalOcean Holdings, Inc. (*)	169	9,777
EVERTEC, Inc.	244	9,987
Exlservice Holdings, Inc. (*)	91	13,038
Grid Dynamics Holdings, Inc. (*)	1,496	21,064
I3 Verticals, Inc. Class A (*)	498	13,874
IBEX Holdings, Ltd. (*)	187	2,981
Information Services Group, Inc.	2,418	16,467
International Money Express, Inc. (*)	599	12,345
Pagseguro Digital, Ltd., Class A (*)	818	16,401
Perficient, Inc. (*)	70	7,706
TTEC Holdings, Inc.	122	10,067
		149,663
Leisure Products | 1.1%
Malibu Boats, Inc. Class A (*)	174	10,094
Marine Products Corp.	319	3,684
MasterCraft Boat Holdings, Inc. (*)	484	11,911
Smith & Wesson Brands, Inc.	589	8,912

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Vista Outdoor, Inc. (*)	474	$16,917
		51,518
Life Sciences Tools & Services | 0.7%
Bruker Corp.	156	10,031
Medpace Holdings, Inc. (*)	68	11,124
Syneos Health, Inc. (*)	124	10,038
		31,193
Machinery | 2.6%
AGCO Corp.	91	13,289
Allison Transmission Holdings, Inc.	445	17,471
Donaldson Co., Inc.	153	7,945
Enerpac Tool Group Corp.	490	10,726
Gates Industrial Corp. PLC (*)	541	8,147
Helios Technologies, Inc.	126	10,111
Hillenbrand, Inc.	270	11,926
Mueller Industries, Inc.	262	14,193
REV Group, Inc.	741	9,929
Titan International, Inc. (*)	887	13,066
		116,803
Marine | 4.3%
Costamare, Inc.	701	11,952
Diana Shipping, Inc.	2,262	12,215
Eagle Bulk Shipping, Inc.	409	27,857
Genco Shipping & Trading, Ltd.	962	22,722
Grindrod Shipping Holdings, Ltd.	1,026	26,101
Matson, Inc.	172	20,747
Pangaea Logistics Solutions, Ltd.	1,898	10,553
Safe Bulkers, Inc.	2,229	10,610
Star Bulk Carriers Corp.	611	18,141
ZIM Integrated Shipping Services, Ltd.	441	32,065
		192,963
Media | 0.7%
Entravision Communications Corp., Class A	3,331	21,352
Scholastic Corp.	252	10,150
		31,502
Multi-Utilities | 0.2%
Avista Corp. N Ap	225	10,159
Oil, Gas & Consumable Fuels | 2.1%
Brigham Minerals, Inc. Class A	407	10,399
DTE Midstream LLC (*)	194	10,526
Enerplus Corp.	933	11,849
Flex LNG, Ltd. (*)	221	6,303
Magnolia Oil & Gas Corp., Class A	477	11,281
Riley Exploration Permian, Inc.	270	6,772
Description	Shares	Fair Value
Sabine Royalty Trust	96	$5,544
San Juan Basin Royalty Trust	1,576	13,821
Texas Pacific Land Corp.	9	12,169
World Fuel Services Corp.	146	3,948
		92,612
Paper & Forest Products | 0.8%
Louisiana-Pacific Corp.	259	16,089
Resolute Forest Products, Inc.	1,705	22,012
		38,101
Personal Products | 0.4%
BellRing Brands, Inc. (*)	112	2,585
Herbalife Nutrition, Ltd. (*)	104	3,157
Medifast, Inc.	44	7,514
Nature’s Sunshine Products, Inc. (*)	352	5,921
		19,177
Pharmaceuticals | 1.1%
Antares Pharma, Inc. (*)	3,831	15,707
Atea Pharmaceuticals, Inc. (*)	799	5,769
SIGA Technologies, Inc. (*)	2,664	18,888
Supernus Pharmaceuticals, Inc. (*)	288	9,308
		49,672
Professional Services | 2.9%
Atlas Technical Consultants, Inc. (*)	847	10,198
CRA International, Inc.	248	20,896
Franklin Covey Co. (*)	205	9,270
Heidrick & Struggles International, Inc.	413	16,347
HireQuest, Inc.	276	5,277
Kelly Services, Inc. Class A	569	12,342
Korn Ferry	218	14,157
ManpowerGroup, Inc.	82	7,701
Resources Connection, Inc.	966	16,557
Science Applications International Corp.	86	7,927
TriNet Group, Inc. (*)	84	8,262
		128,934
Real Estate Management & Development | 0.8%
Five Point Holdings LLC Class A (*)	1,577	9,636
Forestar Group, Inc. (*)	282	5,008
FRP Holdings, Inc. (*)	124	7,167
Jones Lang LaSalle, Inc. (*)	24	5,747
The RMR Group, Inc. Class A	241	7,495
		35,053
Road & Rail | 0.8%
AMERCO	20	11,939
ArcBest Corp.	97	7,808
Knight-Swift Transportation Holdings, Inc.	168	8,477

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Ryder System, Inc.	127	$10,075
		38,299
Semiconductors & Semiconductor Equipment | 2.9%
Alpha & Omega Semiconductor, Ltd. (*)	240	13,116
Amkor Technology, Inc.	397	8,623
Axcelis Technologies, Inc. (*)	388	29,306
Diodes, Inc. (*)	96	8,351
Kulicke & Soffa Industries, Inc.	111	6,218
Lattice Semiconductor Corp. (*)	150	9,142
Nova, Ltd. (*)	95	10,343
Onto Innovation, Inc. (*)	100	8,689
Semtech Corp. (*)	100	6,934
SMART Global Holdings, Inc. (*)	372	9,609
Ultra Clean Holdings, Inc. (*)	461	19,542
		129,873
Software | 7.9%
Absolute Software Corp.	539	4,571
Alarm.com Holdings, Inc. (*)	81	5,383
American Software, Inc. Class A	529	11,024
Anaplan, Inc. (*)	220	14,311
AvidXchange Holdings, Inc. (*)	516	4,154
Blackbaud, Inc. (*)	115	6,885
Blackline, Inc. (*)	69	5,052
Cerence, Inc. (*)	116	4,188
ChannelAdvisor Corp. (*)	477	7,904
Coupa Software, Inc. (*)	67	6,809
Datto Holding Corp. (*)	494	13,200
Digital Turbine, Inc. (*)	134	5,870
Docebo, Inc. (*)	167	8,654
Dolby Laboratories, Inc., Class A	141	11,029
Domo, Inc. Class B (*)	88	4,450
Duck Creek Technologies, Inc. (*)	355	7,853
Elastic NV (*)	125	11,119
Everbridge, Inc. (*)	141	6,153
EverCommerce, Inc. (*)	889	11,735
Gitlab, Inc. Class A (*)	151	8,222
InterDigital, Inc.	126	8,039
Jamf Holding Corp. (*)	295	10,269
JFrog, Ltd. (*)	222	5,983
KnowBe4, Inc., Class A (*)	506	11,648
Magic Software Enterprises, Ltd.	581	10,011
Mimecast, Ltd. (*)	177	14,082
nCino, Inc. (*)	186	7,622
PagerDuty, Inc. (*)	261	8,924
Progress Software Corp.	262	12,337
Description	Shares	Fair Value
Q2 Holdings, Inc. (*)	108	$6,658
Qualys, Inc. (*)	65	9,257
Rapid7, Inc. (*)	157	17,465
SEMrush Holdings, Inc. Class A (*)	467	5,576
Smartsheet, Inc. Class A (*)	128	7,012
Sprout Social, Inc. Class A (*)	127	10,175
SPS Commerce, Inc. (*)	125	16,400
Tenable Holdings, Inc. (*)	288	16,643
The Descartes Systems Group, Inc. (*)	137	10,037
Veritone, Inc. (*)	344	6,288
		352,992
Specialty Retail | 2.8%
Arhaus, Inc. (*)	821	6,987
AutoNation, Inc. (*)	91	9,062
Boot Barn Holdings, Inc. (*)	80	7,583
Floor & Decor Holdings, Inc., Class A (*)	74	5,994
Genesco, Inc. (*)	158	10,050
Group 1 Automotive, Inc.	49	8,224
MarineMax, Inc. (*)	252	10,146
Murphy USA, Inc.	58	11,598
OneWater Marine, Inc. Class A	318	10,955
RH (*)	22	7,174
Signet Jewelers, Ltd.	131	9,524
Sleep Number Corp. (*)	154	7,809
The Cato Corp. Class A	837	12,270
Zumiez, Inc. (*)	183	6,992
		124,368
Technology Hardware, Storage & Peripherals | 0.5%
Super Micro Computer, Inc. (*)	377	14,352
Xerox Holdings Corp.	435	8,774
		23,126
Textiles, Apparel & Luxury Goods | 1.3%
Crocs, Inc. (*)	138	10,543
Deckers Outdoor Corp. (*)	20	5,475
Movado Group, Inc.	486	18,978
Oxford Industries, Inc.	175	15,838
Steven Madden, Ltd.	234	9,042
		59,876
Thrifts & Mortgage Finance | 0.7%
Bridgewater Bancshares, Inc. (*)	531	8,857
Essent Group, Ltd.	182	7,500
Mr Cooper Group, Inc. (*)	192	8,769
TrustCo Bank Corp.	231	7,376
		32,502

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (concluded)
Tobacco | 0.2%
Vector Group, Ltd.	608	$7,320
Trading Companies & Distributors | 3.3%
Air Lease Corp.	208	9,287
BlueLinx Holdings, Inc. (*)	146	10,495
Boise Cascade Co.	209	14,519
GMS, Inc. (*)	279	13,886
MRC Global, Inc. (*)	1,169	13,923
NOW, Inc. (*)	1,043	11,504
Textainer Group Holdings, Ltd.	303	11,535
Titan Machinery, Inc. (*)	501	14,158
Triton International, Ltd.	233	16,352
Univar Solutions, Inc. (*)	485	15,588
Veritiv Corp. (*)	122	16,298
		147,545
Water Utilities | 0.0%
Global Water Resources, Inc.	111	1,847
Total Common Stocks (Cost $4,534,803)		4,421,392
Rights | 0.0%
Biotechnology | 0.0%
Adamas Pharmaceuticals, Inc. CVR
Expires 2024 (¢)	1,139	0
Expires 2025 (¢)	1,139	0
Total Rights (Cost $137)		0
Short-Term Investments | 2.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $125,355)	125,355	125,355
Total Investments | 101.5% (Cost $4,660,295)		$4,546,747
Liabilities in Excess of Cash and Other Assets | (1.5)%		(66,618)

Net Assets | 100.0%		$4,480,129

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio
Corporate Bonds | 5.8%
Brazil | 1.0%
MV24 Capital BV, 6.748%, 06/01/34	USD	181	$175,649
China | 0.8%
Country Garden Holdings Co., Ltd., 3.125%, 10/22/25	USD	200	147,000
Kuwait | 1.1%
NBK Tier 1 Financing 2, Ltd., 4.500% (USD Swap 6 Year + 2.832%), 08/27/25 (§), (¶)	USD	200	195,320
Mexico | 2.9%
Banco Mercantil del Norte SA, 6.750% (CMT 5 Year + 4.967%), 09/27/24 (§), (¶)	USD	200	194,850
Comision Federal de Electricidad, 3.348%, 02/09/31 (#)	USD	200	175,350
Petroleos Mexicanos:
6.500%, 01/23/29	USD	35	34,611
6.840%, 01/23/30	USD	70	69,475
6.700%, 02/16/32	USD	22	20,900
6.950%, 01/28/60	USD	20	16,198
			511,384
Total Corporate Bonds (Cost $1,104,036)			1,029,353
Foreign Government Obligations | 87.9%
Argentina | 0.9%
Republic of Argentina:
0.500%, 07/09/30 (Ø)	USD	94	31,490
1.125%, 07/09/35 (Ø)	USD	100	30,413
2.000%, 01/09/38 (Ø)	USD	133	50,292
2.500%, 07/09/41 (Ø)	USD	112	39,480
			151,675
Bahamas | 0.4%
Commonwealth of Bahamas, 8.950%, 10/15/32	USD	95	75,751
Bahrain | 1.4%
Bahrain Government International Bonds, 6.750%, 09/20/29	USD	230	242,334
Barbados | 0.1%
Barbados Government International Bonds, 6.500%, 10/01/29 (#)	USD	10	9,605
Brazil | 7.4%
Brazil Letras do Tesouro Nacional:
0.000%, 07/01/23	BRL	900	162,938
0.000%, 01/01/24	BRL	1,970	338,691
Brazil NTN-F:
Description	Security Currency	Principal Amount (000)	Fair Value
10.000%, 01/01/25	BRL	420	$85,430
10.000%, 01/01/27	BRL	330	66,144
10.000%, 01/01/29	BRL	860	169,085
10.000%, 01/01/31	BRL	590	113,968
Federal Republic of Brazil:
3.875%, 06/12/30	USD	155	142,871
5.625%, 01/07/41	USD	110	106,618
5.000%, 01/27/45	USD	50	44,353
4.750%, 01/14/50	USD	80	67,090
			1,297,188
Chile | 3.2%
Bonos de la Tesoreria de la Republica en pesos:
4.500%, 03/01/26	CLP	65,000	76,930
2.300%, 10/01/28	CLP	25,000	25,069
5.000%, 10/01/28	CLP	80,000	95,028
6.000%, 01/01/43	CLP	10,000	12,631
Chile Government International Bond:
2.750%, 01/31/27	USD	75	73,350
4.000%, 01/31/52	USD	290	285,795
			568,803
China | 4.0%
China Development Bank, 3.500%, 08/13/26	CNY	1,910	308,092
China Government Bonds:
3.120%, 12/05/26	CNY	610	98,302
2.680%, 05/21/30	CNY	1,360	210,733
3.810%, 09/14/50	CNY	460	77,209
			694,336
Colombia | 4.7%
Colombian Titulos De Tesoreria:
6.250%, 11/26/25	COP	301,300	72,854
7.500%, 08/26/26	COP	757,000	187,892
5.750%, 11/03/27	COP	798,000	179,129
6.000%, 04/28/28	COP	217,800	48,831
7.000%, 06/30/32	COP	240,000	52,476
Republic of Colombia:
4.500%, 03/15/29	USD	50	48,119
3.125%, 04/15/31	USD	120	101,535
6.125%, 01/18/41	USD	25	24,255
5.000%, 06/15/45	USD	125	105,336
			820,427
Costa Rica | 0.7%
Costa Rica Government International Bond, 6.125%, 02/19/31	USD	5	5,059
Republic of Costa Rica:
4.250%, 01/26/23	USD	25	25,255
4.375%, 04/30/25	USD	15	15,148
7.000%, 04/04/44	USD	70	68,613
			114,075

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Czech Republic | 0.9%
Czech Republic:
2.500%, 08/25/28	CZK	2,280	$94,998
2.000%, 10/13/33	CZK	480	18,256
4.200%, 12/04/36	CZK	1,120	53,405
			166,659
Dominican Republic | 2.0%
Dominican Republic:
5.500%, 01/27/25	USD	25	25,656
5.950%, 01/25/27	USD	10	10,075
4.500%, 01/30/30 (#)	USD	120	110,197
7.450%, 04/30/44	USD	15	15,758
6.850%, 01/27/45	USD	20	19,822
6.400%, 06/05/49	USD	50	46,744
Dominican Republic International Bond:
5.500%, 02/22/29 (#)	USD	45	44,446
6.000%, 02/22/33 (#)	USD	85	82,732
			355,430
Ecuador | 1.3%
Ecuador Government International Bonds:
0.000%, 07/31/30	USD	356	196,979
5.000%, 07/31/30 (Ø)	USD	37	30,833
			227,812
Egypt | 2.1%
Arab Republic of Egypt, 7.500%, 01/31/27	USD	200	197,000
Egypt Government International Bond MTN, 8.750%, 09/30/51	USD	200	172,000
			369,000
Gabon | 1.1%
Gabon Government International Bond, 7.000%, 11/24/31 (#)	USD	200	190,250
Ghana | 0.8%
Republic of Ghana, 8.627%, 06/16/49	USD	200	139,000
Guatemala | 0.4%
Republic of Guatemala:
4.875%, 02/13/28	USD	25	25,536
5.375%, 04/24/32 (#)	USD	10	10,458
5.375%, 04/24/32	USD	10	10,458
6.125%, 06/01/50 (#)	USD	15	15,701
			62,153
Hungary | 1.6%
Hungary Government Bonds:
3.000%, 10/27/27	HUF	34,330	87,066
2.250%, 04/20/33	HUF	18,510	39,257
3.000%, 04/25/41	HUF	3,940	7,850
Description	Security Currency	Principal Amount (000)	Fair Value
Hungary Government International Bond:
2.125%, 09/22/31 (#)	USD	50	$45,322
7.625%, 03/29/41	USD	34	49,434
3.125%, 09/21/51 (#)	USD	55	46,262
			275,191
Indonesia | 5.2%
Indonesia Government International Bonds:
2.150%, 07/28/31	USD	350	324,663
3.050%, 03/12/51	USD	50	45,193
3.350%, 03/12/71	USD	60	50,557
Indonesia Treasury Bonds:
8.375%, 09/15/26	IDR	386,000	29,751
9.000%, 03/15/29	IDR	818,000	64,159
8.250%, 05/15/29	IDR	1,545,000	117,092
7.000%, 09/15/30	IDR	1,032,000	72,967
8.750%, 05/15/31	IDR	324,000	25,491
8.375%, 03/15/34	IDR	912,000	69,595
8.250%, 05/15/36	IDR	648,000	48,952
8.375%, 04/15/39	IDR	920,000	70,846
			919,266
Iraq | 1.1%
Republic of Iraq, 6.752%, 03/09/23	USD	200	200,100
Ivory Coast | 1.1%
Ivory Coast, 6.125%, 06/15/33	USD	200	192,663
Kazakhstan | 1.3%
Republic of Kazakhstan, 6.500%, 07/21/45	USD	200	230,700
Lebanon | 0.7%
Lebanese Republic:
6.375%, 03/09/20 («)	USD	97	11,355
8.250%, 04/12/21 («)	USD	106	12,376
6.000%, 01/27/23 («)	USD	121	14,127
6.650%, 04/22/24 («)	USD	87	10,266
6.250%, 11/04/24 («)	USD	116	13,543
6.200%, 02/26/25 («)	USD	37	4,355
6.600%, 11/27/26 («)	USD	104	12,272
6.850%, 03/23/27 («)	USD	114	13,416
6.750%, 11/29/27 («)	USD	41	4,825
6.650%, 02/26/30 («)	USD	55	6,421
7.000%, 03/23/32 («)	USD	49	5,644
7.050%, 11/02/35 («)	USD	60	6,836
7.250%, 03/23/37 («)	USD	44	5,302
			120,738
Malaysia | 4.6%
Malaysia Government Bonds:
3.800%, 09/30/22	MYR	840	201,722
3.906%, 07/15/26	MYR	120	29,062
3.899%, 11/16/27	MYR	1,347	325,680
4.498%, 04/15/30	MYR	350	86,367

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
3.844%, 04/15/33	MYR	330	$76,245
3.828%, 07/05/34	MYR	20	4,565
4.893%, 06/08/38	MYR	330	82,685
			806,326
Mexico | 4.9%
Mexican Bonos:
5.750%, 03/05/26	MXN	5,220	239,357
7.500%, 06/03/27	MXN	930	45,026
8.500%, 05/31/29	MXN	2,998	152,165
10.000%, 11/20/36	MXN	1,250	71,968
7.750%, 11/13/42	MXN	3,100	145,751
Mexico Government International Bonds:
3.500%, 02/12/34	USD	125	116,250
4.400%, 02/12/52	USD	16	14,728
Mexico Government International Bonds, 2.659%, 05/24/31	USD	25	22,775
United Mexican States, 5.750%, 10/12/10	USD	44	44,770
			852,790
Mongolia | 0.2%
Mongolia International Bonds, 4.450%, 07/07/31 (#)	USD	45	40,392
Nigeria | 1.1%
Republic of Nigeria, 8.747%, 01/21/31	USD	200	201,100
Oman | 2.6%
Oman Government International Bonds:
4.750%, 06/15/26	USD	245	245,919
6.250%, 01/25/31	USD	200	211,000
			456,919
Panama | 1.9%
Panama Government International Bond:
3.298%, 01/19/33	USD	5	4,795
4.500%, 01/19/63	USD	80	77,040
Republic of Panama:
3.160%, 01/23/30	USD	105	102,624
4.500%, 04/16/50	USD	30	29,753
4.500%, 04/01/56	USD	75	73,655
3.870%, 07/23/60	USD	60	52,717
			340,584
Paraguay | 0.9%
Paraguay Government International Bond, 3.849%, 06/28/33 (#)	USD	53	50,973
Republic of Paraguay:
5.000%, 04/15/26	USD	25	26,059
4.700%, 03/27/27	USD	35	36,418
6.100%, 08/11/44	USD	40	44,345
			157,795
Description	Security Currency	Principal Amount (000)	Fair Value
Peru | 3.4%
Republic of Peru:
6.350%, 08/12/28	PEN	190	$51,523
5.940%, 02/12/29	PEN	80	21,116
2.844%, 06/20/30	USD	100	96,175
2.783%, 01/23/31	USD	130	122,631
6.950%, 08/12/31	PEN	75	20,877
6.900%, 08/12/37	PEN	730	195,844
5.350%, 08/12/40	PEN	55	12,349
3.300%, 03/11/41	USD	85	77,350
			597,865
Philippines | 1.6%
Philippine Government International Bond:
2.650%, 12/10/45	USD	40	33,054
3.200%, 07/06/46	USD	40	35,954
Republic of Philippines:
3.750%, 01/14/29	USD	105	109,343
3.950%, 01/20/40	USD	35	35,048
3.700%, 03/01/41	USD	35	34,085
3.700%, 02/02/42	USD	35	33,998
			281,482
Poland | 1.8%
Poland Government Bonds, 2.500%, 07/25/27	PLN	790	163,029
Republic of Poland Government Bonds, 3.750%, 05/25/27	PLN	92	20,129
Republic of Poland Government Bonds:
2.500%, 07/25/26	PLN	190	39,914
2.750%, 04/25/28	PLN	300	61,753
1.250%, 10/25/30	PLN	220	38,682
			323,507
Qatar | 1.8%
Qatar Government International Bond, 6.400%, 01/20/40	USD	235	313,725
Romania | 1.1%
Romanian Government Bonds:
5.800%, 07/26/27	RON	210	46,498
4.150%, 01/26/28	RON	220	44,750
Romanian Government International Bonds, 3.625%, 03/27/32 (#)	USD	48	45,420
Romanian Government International Bonds:
3.000%, 02/14/31	USD	24	22,230
5.125%, 06/15/48	USD	28	29,085
			187,983
Russia | 0.1%
Russia Government Bonds - OFZ:
6.700%, 03/14/29	RUB	20,897	7,716
8.500%, 09/17/31	RUB	3,090	1,141

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
7.700%, 03/23/33	RUB	3,820	$1,410
			10,267
Saudi Arabia | 2.2%
Saudi Government International Bond, 2.250%, 02/02/33	USD	415	380,763
Senegal | 1.1%
Republic of Senegal, 6.250%, 05/23/33	USD	200	188,500
South Africa | 8.0%
Republic of South Africa:
4.850%, 09/30/29	USD	10	9,752
8.000%, 01/31/30	ZAR	4,660	291,425
5.875%, 06/22/30	USD	55	57,520
8.250%, 03/31/32	ZAR	1,510	92,289
8.875%, 02/28/35	ZAR	1,520	93,549
8.500%, 01/31/37	ZAR	6,840	399,705
5.375%, 07/24/44	USD	200	175,850
5.650%, 09/27/47	USD	30	26,134
8.750%, 02/28/48	ZAR	1,445	83,025
6.300%, 06/22/48	USD	25	23,591
5.750%, 09/30/49	USD	90	78,486
Republic of South Africa Government International Bonds:
4.850%, 09/27/27	USD	60	60,292
5.000%, 10/12/46	USD	25	20,856
			1,412,474
Sri Lanka | 0.4%
Republic of Sri Lanka:
5.750%, 04/18/23	USD	15	7,352
6.125%, 06/03/25	USD	10	5,001
6.825%, 07/18/26	USD	5	2,407
6.200%, 05/11/27	USD	50	23,631
6.750%, 04/18/28	USD	35	16,541
7.850%, 03/14/29	USD	15	7,089
			62,021
Suriname | 0.0%
Republic of Suriname, 9.250%, 10/26/26	USD	10	6,961
Thailand | 0.9%
Thailand Government Bonds:
3.400%, 06/17/36	THB	2,330	72,888
3.300%, 06/17/38	THB	2,690	82,434
			155,322
Turkey | 2.3%
Hazine Mustesarligi Varlik Kiralama AS, 7.250%, 02/24/27 (#)	USD	125	125,414
Republic of Turkey:
7.375%, 02/05/25	USD	95	95,938
4.875%, 10/09/26	USD	65	58,431
Description	Security Currency	Principal Amount (000)	Fair Value
6.000%, 03/25/27	USD	60	$55,699
5.750%, 05/11/47	USD	95	70,674
			406,156
Ukraine | 0.7%
Ukraine Government Bonds:
9.750%, 11/01/28	USD	200	84,000
0.000%, 05/31/40 (§)	USD	137	41,785
			125,785
Uruguay | 1.6%
Republica Orient Uruguay:
4.375%, 10/27/27	USD	30	31,778
4.375%, 01/23/31	USD	55	59,840
4.125%, 11/20/45	USD	30	32,668
5.100%, 06/18/50	USD	85	100,608
4.975%, 04/20/55	USD	50	58,384
			283,278
Uzbekistan | 1.0%
Republic of Uzbekistan International Bond, 3.900%, 10/19/31 (#)	USD	200	177,000
Venezuela | 0.5%
Republic of Venezuela, 8.250%, 10/13/24 («)	USD	1,038	93,420
Zambia | 0.8%
Republic of Zambia, 8.500%, 04/14/24	USD	200	141,750
Total Foreign Government Obligations (Cost $17,097,053)			15,427,321
Quasi Government Bonds | 0.3%
Mexico | 0.1%
Petroleos Mexicanos, 6.750%, 09/21/47	USD	16	12,847
Venezuela | 0.2%
Petroleos de Venezuela SA:
12.750%, 02/17/22 («)	USD	273	18,428
6.000%, 11/15/26 («)	USD	124	8,370
5.500%, 04/12/37 («)	USD	100	6,750
			33,548
Total Quasi Government Bonds (Cost $257,470)			46,395
Supranational Bonds | 0.1%
International Finance Corp., 8.000%, 10/09/23 (Cost $14,183)	IDR	200,000	14,594

Description	Shares	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Short-Term Investments | 4.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $868,066)	868,066	$868,066
Total Investments l 99.0% (Cost $19,340,808) (»)		$17,385,729
Cash and Other Assets in Excess of Liabilities l 1.0%		167,016
Net Assets l 100.0%		$17,552,745

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at March 31, 2022:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	197,918	USD	39,783	BOA	04/04/22	$1,788	$—
BRL	363,820	USD	76,791	BOA	04/04/22	—	375
BRL	105,200	USD	22,204	BRC	04/04/22	—	108
BRL	51,335	USD	10,000	CIT	04/04/22	782	—
BRL	197,918	USD	39,743	SCB	04/04/22	1,828	—
BRL	381,491	USD	73,338	SSB	04/04/22	6,789	—
CLP	77,439,924	USD	94,040	CIT	05/24/22	3,544	—
CNY	1,617,757	USD	254,613	BOA	05/20/22	—	248
COP	656,386,425	USD	173,006	BRC	04/08/22	864	—
CZK	2,642,630	USD	110,867	SCB	05/20/22	8,243	—
CZK	2,642,630	USD	110,780	UBS	05/20/22	8,330	—
EUR	135,995	USD	150,000	CIT	05/20/22	677	—
EUR	4,065	USD	4,492	HSB	05/20/22	11	—
EUR	72,173	USD	80,000	HSB	05/20/22	—	35
HUF	54,769,308	USD	153,868	BRC	05/20/22	10,010	—
IDR	1,854,450,000	USD	130,000	BRC	04/11/22	—	919
IDR	431,400,000	USD	30,000	BRC	06/13/22	—	50
IDR	1,853,410,000	USD	130,000	CIT	04/11/22	—	991
IDR	5,219,724,855	USD	362,940	CIT	06/13/22	—	565
IDR	1,183,317,436	USD	81,976	SCB	04/11/22	391	—
IDR	1,357,930,000	USD	95,000	SCB	04/11/22	—	480
IDR	1,366,100,000	USD	95,000	SCB	04/11/22	89	—
IDR	2,911,983,000	USD	204,264	SCB	04/11/22	—	1,572
IDR	5,219,724,855	USD	362,859	SCB	06/13/22	—	484
IDR	144,300,000	USD	10,000	SCB	09/02/22	—	25
MXN	2,322,380	USD	108,209	BOA	04/20/22	8,227	—
MXN	151,743	USD	7,549	BOA	05/20/22	18	—
MXN	754,725	USD	37,264	BOA	05/20/22	374	—
MXN	2,939,046	USD	139,971	BOA	05/20/22	6,599	—
MXN	2,322,380	USD	108,108	SCB	04/20/22	8,328	—
MYR	1,616,362	USD	385,675	BOA	05/23/22	—	1,782
PEN	223,096	USD	55,998	BOA	04/18/22	4,581	—
PLN	609,148	USD	135,273	SCB	05/20/22	9,058	—
PLN	609,148	USD	135,362	UBS	05/20/22	8,969	—
RON	692,670	USD	150,433	BOA	05/31/22	3,441	—
RON	89,016	USD	20,000	SCB	04/28/22	—	136
THB	9,061,447	USD	274,589	CIT	04/25/22	—	2,046
THB	4,565,718	USD	138,418	JPM	04/25/22	—	1,094
THB	546,078	USD	16,738	SCB	04/25/22	—	313
THB	997,613	USD	30,000	SCB	04/25/22	5	—
THB	1,617,950	USD	49,430	SCB	04/25/22	—	767
THB	9,061,447	USD	272,344	UBS	04/25/22	199	—
USD	41,774	BRL	197,918	BOA	04/04/22	204	—
USD	71,130	BRL	363,820	BOA	04/04/22	—	5,286
USD	39,479	BRL	197,918	BOA	05/03/22	—	1,759

Lazard Emerging Markets Debt Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	20,000	BRL	105,200	BRC	04/04/22	$—	$2,096
USD	20,000	BRL	95,840	BRC	05/03/22	31	—
USD	10,835	BRL	51,335	CIT	04/04/22	53	—
USD	41,774	BRL	197,918	SCB	04/04/22	204	—
USD	39,439	BRL	197,918	SCB	05/03/22	—	1,799
USD	70,955	BRL	359,642	SSB	04/04/22	—	4,584
USD	76,344	CLP	62,655,844	BRC	05/24/22	—	2,610
USD	116,610	CNY	740,917	SCB	05/20/22	114	—
USD	10,000	COP	39,200,000	BRC	04/08/22	—	384
USD	20,000	COP	79,520,000	BRC	04/08/22	—	1,064
USD	42,615	COP	171,353,924	BRC	04/08/22	—	2,775
USD	171,391	COP	656,386,425	BRC	06/13/22	—	920
USD	97,475	COP	366,312,501	CIT	04/08/22	443	—
USD	80,000	EGP	1,292,000	CIT	04/18/22	9,432	—
USD	235,266	EUR	212,233	BRC	05/20/22	120	—
USD	20,000	HUF	6,644,198	SCB	05/20/22	120	—
USD	363,693	IDR	5,219,724,855	CIT	04/11/22	368	—
USD	6,109	IDR	87,740,726	SCB	04/11/22	1	—
USD	363,617	IDR	5,219,724,855	SCB	04/11/22	292	—
USD	37,465	MXN	754,725	BOA	04/20/22	—	374
USD	190,000	MXN	3,890,035	CIT	04/20/22	—	5,032
USD	172,883	MYR	727,578	SCB	05/23/22	80	—
USD	10,000	PEN	37,650	BOA	04/18/22	—	223
USD	24,310	PEN	93,812	CIT	04/18/22	—	1,164
USD	80,000	PEN	299,000	CIT	04/18/22	—	1,190
USD	18,996	PEN	73,135	GSC	04/18/22	—	863
USD	13,472	PEN	52,170	JPM	04/18/22	—	694
USD	8,077	PEN	31,274	SCB	04/18/22	—	415
USD	33,122	PLN	143,120	BOA	05/20/22	—	789
USD	100,000	RON	451,941	BRC	05/31/22	—	397
USD	70,000	THB	2,297,050	SCB	04/25/22	911	—
USD	6,286	UAH	180,843	BOA	04/18/22	307	—
USD	10,698	UYU	439,830	HSB	04/04/22	4	—
USD	22,173	UYU	911,622	HSB	04/04/22	8	—
USD	84,426	UYU	3,471,157	HSB	04/04/22	31	—
USD	113,263	UYU	4,822,609	HSB	04/04/22	—	3,991
USD	163,265	ZAR	2,505,782	BRC	05/20/22	—	7,218
UYU	439,830	USD	10,214	HSB	04/04/22	480	—
UYU	911,622	USD	20,590	HSB	04/04/22	1,574	—
UYU	3,471,157	USD	80,988	HSB	04/04/22	3,407	—
UYU	4,822,609	USD	117,296	HSB	04/04/22	—	42
UYU	4,822,609	USD	112,554	HSB	05/04/22	3,981	—
ZAR	293,998	USD	20,000	SCB	05/20/22	2	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$115,312	$57,659

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio
Corporate Bonds | 37.9%
Canada | 1.5%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	115	$105,794
Germany | 1.1%
Mercedes-Benz Group AG, 0.750%, 09/10/30	EUR	75	77,777
Netherlands | 1.7%
ING Groep NV MTN, 1.125% (SONIA + 0.905%), 12/07/28 (§)	GBP	100	117,655
Switzerland | 0.4%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	27	28,764
United Kingdom | 1.9%
Tesco Corporate Treasury Services PLC, 2.750%, 04/27/30	GBP	100	126,972
United States | 31.3%
Adobe, Inc., 2.300%, 02/01/30	USD	80	75,690
Alphabet, Inc., 1.100%, 08/15/30	USD	90	78,651
Amazon.com, Inc., 3.150%, 08/22/27	USD	40	40,513
American Express Co., 3.300%, 05/03/27 (#)	USD	55	55,263
Amgen, Inc., 3.000%, 02/22/29	USD	80	78,533
Apple, Inc., 3.000%, 06/20/27	USD	75	75,864
Ball Corp., 4.875%, 03/15/26	USD	45	46,599
Bank of America Corp.:
1.486% (SOFR + 1.460%), 05/19/24 (§)	USD	55	54,197
1.978% (CDOR 3 Month + 0.600%), 09/15/27 (§)	CAD	115	84,583
Citigroup, Inc., 1.281% (SOFR + 0.528%), 11/03/25 (§)	USD	85	80,887
Clean Harbors, Inc., 4.875%, 07/15/27	USD	40	39,900
DaVita, Inc., 4.625%, 06/01/30	USD	35	32,683
Dell International LLC, 5.300%, 10/01/29	USD	70	76,247
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	115	89,866
Johnson Controls International PLC, 1.750%, 09/15/30	USD	80	71,422
Description	Security Currency	Principal Amount (000)	Fair Value
JPMorgan Chase & Co., 3.540% (USD LIBOR 3 Month + 1.380%), 05/01/28 (§)	USD	95	$95,249
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	50	50,583
McDonald’s Corp., 3.125%, 03/04/25	CAD	100	79,626
Microsoft Corp., 3.500%, 11/15/42	USD	30	30,693
Morgan Stanley, 3.625%, 01/20/27	USD	75	75,645
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	USD	45	42,625
PepsiCo, Inc., 2.875%, 10/15/49	USD	40	37,055
Pfizer, Inc., 2.625%, 04/01/30	USD	85	82,524
Prologis LP REIT, 1.250%, 10/15/30	USD	125	106,426
Schneider Electric SE, 2.950%, 09/27/22	USD	95	95,694
Service Corp. International, 4.625%, 12/15/27	USD	55	55,481
Starbucks Corp., 4.450%, 08/15/49	USD	30	32,062
The Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	80	69,302
The Home Depot, Inc., 5.875%, 12/16/36	USD	40	50,665
The Procter & Gamble Co., 1.200%, 10/29/30	USD	40	34,836
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	80	74,198
United Rentals North America, Inc., 4.875%, 01/15/28	USD	55	55,869
Verizon Communications, Inc., 3.875%, 02/08/29	USD	90	93,631
Visa, Inc., 0.750%, 08/15/27	USD	40	36,230
			2,179,292
Total Corporate Bonds (Cost $2,819,336)			2,636,254
Foreign Government Obligations | 46.7%
Australia | 2.2%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	120	77,075
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	120	76,806
			153,881

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
Bahamas | 1.3%
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	113	$92,152
Bermuda | 2.9%
Government of Bermuda, 3.717%, 01/25/27	USD	200	202,413
Canada | 5.0%
City of Vancouver, 2.900%, 11/20/25	CAD	85	68,254
Export Development Canada, 1.650%, 07/31/24	CAD	120	94,155
Province of British Columbia Canada, 3.200%, 06/18/44	CAD	90	70,901
Province of Quebec, 1.850%, 02/13/27	CAD	155	118,788
			352,098
Chile | 3.5%
Bonos de la Tesoreria de la Republica en pesos:
5.800%, 06/01/24	CLP	55,000	68,604
2.300%, 10/01/28	CLP	75,000	75,208
Republic of Chile, 0.830%, 07/02/31	EUR	100	101,222
			245,034
Colombia | 1.1%
Republic of Colombia, 9.850%, 06/28/27	COP	288,000	78,326
Czech Republic | 1.7%
Czech Republic, 1.000%, 06/26/26	CZK	2,930	115,977
Hungary | 1.4%
Hungary Government Bonds, 2.750%, 12/22/26	HUF	21,880	56,116
Hungary Government International Bond, 1.750%, 06/05/35	EUR	40	41,327
			97,443
Italy | 1.4%
Italy Buoni Poliennali Del Tesoro, 1.450%, 03/01/36	EUR	98	99,481
Japan | 2.6%
Japan International Cooperation Agency, 1.750%, 04/28/31	USD	200	183,323
Mexico | 2.6%
Mexican Bonos:
8.000%, 09/05/24	MXN	1,400	69,782
7.500%, 06/03/27	MXN	1,520	73,590
Description	Security Currency	Principal Amount (000)	Fair Value
United Mexican States, 6.750%, 02/06/24	GBP	25	$34,931
			178,303
Morocco | 1.3%
Morocco Government International Bond, 1.500%, 11/27/31	EUR	100	90,768
New Zealand | 6.3%
Housing New Zealand, Ltd. MTN, 3.420%, 10/18/28	NZD	120	81,048
New Zealand Local Government Funding Agency Bonds:
2.250%, 04/15/24	NZD	230	155,846
1.500%, 04/20/29	NZD	220	130,631
2.000%, 04/15/37	NZD	130	68,876
			436,401
Norway | 3.2%
Oslo Kommune:
2.300%, 03/14/24	NOK	1,000	112,749
2.350%, 09/04/24	NOK	1,000	112,299
			225,048
Panama | 2.2%
Republic of Panama, 8.875%, 09/30/27	USD	120	153,060
Peru | 1.6%
Peru Government Bonds:
6.150%, 08/12/32 (#)	PEN	285	74,649
3.000%, 01/15/34	USD	40	37,480
			112,129
Poland | 1.1%
Poland Government Bonds, 2.020% (WIBOR 6 Month), 05/25/28 (§)	PLN	325	74,124
Singapore | 1.2%
Singapore Government Bond, 3.375%, 09/01/33	SGD	100	80,607
Spain | 1.4%
Spain Government Bond, 1.000%, 07/30/42	EUR	100	95,652
Thailand | 1.1%
Thailand Government Bonds, 1.585%, 12/17/35	THB	2,890	73,857
United Kingdom | 1.6%
United Kingdom Gilt:
0.875%, 07/31/33	GBP	60	72,277

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
1.500%, 07/22/47	GBP	30	$36,976
			109,253
Total Foreign Government Obligations (Cost $3,604,832)			3,249,330
Quasi Government Bonds | 1.6%
Germany | 1.6%
Kreditanstalt fuer Wiederaufbau, 1.750%, 09/14/29 (Cost $122,615)	USD	120	114,020
Supranational Bonds | 11.0%
Asian Development Bank, 2.125%, 03/19/25	USD	55	54,438
European Investment Bank, 1.000%, 01/28/28	CAD	120	86,480
Inter-American Development Bank, 7.875%, 03/14/23	IDR	1,840,000	132,518
International Bank for Reconstruction & Development:
1.900%, 01/16/25	CAD	150	117,659
2.900%, 11/26/25	AUD	100	74,513
1.250%, 03/16/26	NOK	700	75,165
1.125%, 09/13/28	USD	40	36,648
International Finance Corp.:
2.125%, 04/07/26	USD	110	108,321
1.500%, 04/15/35	AUD	132	76,997
Total Supranational Bonds (Cost $806,693)			762,739
US Municipal Bonds | 1.3%
California | 1.3%
State of California:
4.500%, 04/01/33	USD	45	48,868
7.550%, 04/01/39	USD	30	44,486
			93,354
Total US Municipal Bonds (Cost $95,818)			93,354
US Treasury Securities | 2.2%
U.S. Treasury Bond, 1.750%, 08/15/41 (Cost $163,822)	USD	180	156,009
Total Investments | 100.7% (Cost $7,613,116) (»)			$7,011,706
Liabilities in Excess of Cash and Other Assets | (0.7)%			(49,826)
Net Assets | 100.0%			$6,961,880

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at March 31, 2022:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	69,006	USD	49,100	HSB	04/13/22	$2,542	$—
AUD	37,194	USD	27,042	JPM	04/13/22	793	—
CAD	5,487	USD	4,300	JPM	04/13/22	89	—
CAD	80,311	USD	63,280	JPM	04/13/22	959	—
CHF	20,804	USD	22,819	HSB	04/13/22	—	299
CHF	61,997	USD	67,999	JPM	04/13/22	—	887
CLP	8,011,500	USD	10,000	CIT	04/13/22	167	—
CLP	17,182,750	USD	22,100	CIT	04/13/22	—	294
CNH	2,378,693	USD	372,342	HSB	04/13/22	1,799	—
CNH	214,099	USD	33,300	HSB	06/02/22	273	—
CNH	1,789,642	USD	276,848	HSB	06/02/22	3,789	—
CZK	1,579,672	USD	69,215	HSB	04/13/22	2,300	—
CZK	339,238	USD	14,511	JPM	04/13/22	847	—
CZK	409,406	USD	18,700	JPM	04/13/22	—	165
CZK	687,979	USD	31,627	JPM	04/13/22	—	481
EUR	105,834	USD	120,097	CIT	04/13/22	—	2,989
EUR	36,501	USD	41,305	HSB	04/13/22	—	915
EUR	862,284	USD	978,477	HSB	04/13/22	—	24,337
EUR	28,749	USD	31,944	JPM	04/13/22	—	132
EUR	37,349	USD	41,700	JPM	04/13/22	—	372
EUR	100,146	USD	113,634	MSC	04/13/22	—	2,820
GBP	59,210	USD	77,936	HSB	04/13/22	—	161
GBP	12,100	USD	16,130	JPM	04/13/22	—	236
HUF	1,600,763	USD	4,708	HSB	04/13/22	106	—
HUF	1,536,162	USD	4,442	JPM	04/13/22	178	—
HUF	7,634,390	USD	23,000	JPM	04/13/22	—	39
HUF	22,870,033	USD	69,860	JPM	04/13/22	—	1,077
IDR	169,146,900	USD	11,700	JPM	04/28/22	66	—
INR	3,498,117	USD	46,465	JPM	04/28/22	—	413
JPY	37,770,641	USD	330,944	CIT	04/13/22	—	20,641
JPY	78,485,624	USD	687,740	HSB	04/13/22	—	42,945
JPY	6,663,756	USD	57,800	JPM	04/13/22	—	3,054
JPY	9,313,280	USD	81,594	JPM	04/13/22	—	5,081
KRW	118,308,720	USD	99,158	JPM	04/28/22	—	1,594
MXN	110,175	USD	5,275	HSB	04/13/22	255	—
MXN	199,973	USD	9,707	HSB	04/13/22	331	—
MXN	818,881	USD	38,900	JPM	04/13/22	2,206	—
NOK	107,992	USD	12,137	JPM	04/13/22	128	—
NOK	712,559	USD	80,000	JPM	04/13/22	929	—
NZD	37,699	USD	25,612	HSB	04/13/22	512	—
NZD	26,304	USD	17,400	JPM	05/10/22	820	—
PEN	24,793	USD	6,500	JPM	05/02/22	224	—
PEN	59,728	USD	16,000	JPM	05/02/22	198	—
PLN	24,527	USD	5,672	HSB	04/13/22	161	—
PLN	73,015	USD	17,400	HSB	04/13/22	—	36

Lazard Global Fixed Income Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
PLN	301,628	USD	75,583	HSB	04/13/22	$—	$3,852
RON	49,545	USD	11,050	HSB	04/13/22	28	—
RON	315,801	USD	72,581	HSB	04/13/22	—	1,970
RON	492,041	USD	107,619	HSB	04/13/22	2,399	—
RON	157,463	USD	34,900	HSB	07/13/22	—	123
RUB	1,899,971	USD	24,290	JPM	04/13/22	—	1,069
SEK	418,428	USD	46,467	JPM	04/13/22	—	1,957
SGD	11,401	USD	8,399	JPM	04/13/22	13	—
THB	195,960	USD	6,000	HSB	04/12/22	—	107
USD	91,427	AUD	126,128	CIT	04/13/22	—	2,964
USD	98,588	AUD	136,011	HSB	04/13/22	—	3,200
USD	8,800	AUD	12,144	JPM	04/13/22	—	288
USD	31,200	AUD	43,937	JPM	04/13/22	—	1,681
USD	64,676	AUD	89,222	MSC	04/13/22	—	2,095
USD	191,192	CAD	239,796	CIT	04/13/22	—	613
USD	246,375	CAD	309,029	HSB	04/13/22	—	809
USD	16,500	CAD	21,036	JPM	04/13/22	—	326
USD	41,953	CAD	53,056	JPM	04/13/22	—	485
USD	186,358	CAD	233,745	JPM	04/13/22	—	607
USD	6,500	CHF	5,965	JPM	04/13/22	42	—
USD	41,400	CLP	33,457,410	CIT	04/13/22	—	1,059
USD	117,675	CLP	98,794,950	CIT	04/13/22	—	7,702
USD	49,700	CNH	315,016	HSB	04/13/22	152	—
USD	65,054	COP	248,214,491	HSB	05/02/22	—	489
USD	2,300	CZK	52,776	JPM	04/13/22	—	89
USD	211,245	CZK	4,595,153	JPM	04/13/22	3,213	—
USD	39,400	EUR	35,176	JPM	04/13/22	476	—
USD	53,800	EUR	48,906	JPM	04/13/22	—	316
USD	109,500	EUR	98,300	JPM	04/13/22	729	—
USD	128,300	EUR	113,615	JPM	04/13/22	2,582	—
USD	104,058	EUR	91,707	MSC	04/13/22	2,582	—
USD	28,400	GBP	21,332	JPM	04/13/22	379	—
USD	115,423	GBP	84,931	JPM	04/13/22	3,862	—
USD	12,680	HUF	3,952,002	HSB	04/13/22	794	—
USD	22,200	HUF	7,066,420	JPM	04/13/22	947	—
USD	109,325	HUF	34,100,521	JPM	04/13/22	6,764	—
USD	8,200	IDR	118,244,000	JPM	04/28/22	—	25
USD	35,652	IDR	515,847,348	JPM	04/28/22	—	230
USD	3,500	INR	266,980	JPM	04/28/22	—	15
USD	42,165	INR	3,231,137	JPM	04/28/22	—	372
USD	82,200	JPY	9,433,830	JPM	04/13/22	4,697	—
USD	110,500	JPY	13,330,731	JPM	04/13/22	982	—
USD	7,100	KRW	8,542,720	JPM	04/28/22	55	—
USD	69,615	MXN	1,390,524	HSB	04/13/22	—	187
USD	73,463	MXN	1,513,367	HSB	04/13/22	—	2,505
USD	323,588	NOK	2,811,546	JPM	04/13/22	4,267	—
USD	78,634	NZD	116,322	CIT	04/13/22	—	1,975

Lazard Global Fixed Income Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	146,689	NZD	217,019	HSB	04/13/22	$—	$3,701
USD	26,965	NZD	38,787	HSB	05/10/22	99	—
USD	48,905	NZD	69,858	HSB	05/10/22	517	—
USD	3,500	NZD	5,190	JPM	04/13/22	—	96
USD	98,915	NZD	146,307	JPM	04/13/22	—	2,474
USD	35,712	NZD	49,982	JPM	05/10/22	1,092	—
USD	89,542	PEN	346,707	JPM	05/02/22	—	4,483
USD	500	PLN	2,142	HSB	04/13/22	—	9
USD	23,100	PLN	93,403	HSB	04/13/22	888	—
USD	125,685	PLN	501,572	HSB	04/13/22	6,405	—
USD	2,300	RON	10,287	HSB	04/13/22	—	—
USD	87,900	RON	392,852	HSB	04/13/22	60	—
USD	104,490	RON	454,247	HSB	04/13/22	2,923	—
USD	11,088	RUB	905,680	JPM	04/13/22	19	—
USD	12,600	RUB	994,291	JPM	04/13/22	448	—
USD	2,900	SEK	27,989	JPM	04/13/22	—	77
USD	8,614	SGD	11,641	HSB	04/13/22	26	—
USD	1,100	SGD	1,495	JPM	04/13/22	—	3
USD	25,305	SGD	34,200	JPM	04/13/22	73	—
USD	41,100	SGD	55,834	JPM	04/13/22	—	93
USD	16,916	THB	561,820	HSB	04/12/22	19	—
USD	34,900	THB	1,150,112	HSB	04/12/22	310	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$67,514	$157,014

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio
Corporate Bonds | 87.6%
Aerospace & Defense | 1.0%
Howmet Aerospace, Inc., 3.000%, 01/15/29	$1,000	$913,125
The Boeing Co., 4.875%, 05/01/25	1,500	1,547,505
Triumph Group, Inc., 6.250%, 09/15/24 (#)	500	497,375
		2,958,005
Airlines | 0.4%
United Airlines Pass Through Trust, 4.150%, 10/11/25	1,163	1,166,907
Auto Components | 1.3%
Tenneco, Inc., 5.000%, 07/15/26	2,100	2,065,875
The Goodyear Tire & Rubber Co.:
5.000%, 05/31/26	250	248,125
5.250%, 07/15/31 (#)	1,500	1,387,050
		3,701,050
Automobiles | 1.0%
Jaguar Land Rover Automotive PLC, 4.500%, 10/01/27 (#)	1,000	872,500
Stellantis NV, 5.250%, 04/15/23	2,000	2,041,540
		2,914,040
Building Products | 0.6%
Griffon Corp., 5.750%, 03/01/28	1,750	1,682,625
Capital Markets | 1.2%
Icahn Enterprises LP, 6.250%, 05/15/26	1,500	1,530,000
MPT Operating Partnership LP, 3.500%, 03/15/31	500	464,356
MSCI, Inc., 3.250%, 08/15/33 (#)	1,750	1,572,922
		3,567,278
Chemicals | 2.7%
Ashland LLC, 3.375%, 09/01/31 (#)	1,000	882,500
CF Industries, Inc., 3.450%, 06/01/23	1,150	1,166,100
Methanex Corp., 5.125%, 10/15/27	1,000	1,005,000
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	897,536
Description	Principal Amount (000)	Fair Value
NOVA Chemicals Corp., 4.250%, 05/15/29 (#)	$1,750	$1,612,433
Valvoline, Inc., 3.625%, 06/15/31 (#)	1,500	1,295,820
WR Grace Holdings LLC, 4.875%, 06/15/27 (#)	1,000	978,450
		7,837,839
Commercial Services & Supplies | 5.3%
ACCO Brands Corp., 4.250%, 03/15/29 (#)	2,000	1,846,830
Aramark Services, Inc., 5.000%, 04/01/25 (#)	2,000	2,003,840
Ashtead Capital, Inc., 4.375%, 08/15/27 (#)	1,900	1,923,788
Clean Harbors, Inc., 4.875%, 07/15/27 (#)	2,000	1,995,000
GFL Environmental, Inc., 3.500%, 09/01/28 (#)	1,750	1,642,979
KAR Auction Services, Inc., 5.125%, 06/01/25 (#)	1,800	1,822,500
Pitney Bowes, Inc., 6.875%, 03/15/27 (#)	2,000	1,891,640
Prime Security Services Borrower LLC, 3.375%, 08/31/27 (#)	1,500	1,372,335
The ADT Security Corp.:
4.125%, 06/15/23	500	505,445
4.125%, 08/01/29 (#)	250	232,187
		15,236,544
Construction Materials | 0.6%
James Hardie International Finance DAC, 5.000%, 01/15/28 (#)	1,760	1,732,562
Consumer Finance | 0.7%
Ford Motor Credit Co. LLC:
2.700%, 08/10/26	1,000	930,010
4.125%, 08/17/27	1,000	977,450
		1,907,460
Containers & Packaging | 3.2%
Ardagh Metal Packaging Finance USA LLC, 4.000%, 09/01/29 (#)	1,200	1,081,380
Ardagh Packaging Finance PLC, 4.125%, 08/15/26 (#)	1,200	1,156,110
Ball Corp., 4.000%, 11/15/23	2,100	2,121,000
Crown Americas LLC, 4.250%, 09/30/26	500	501,250
Graphic Packaging International LLC, 3.500%, 03/15/28 (#)	1,600	1,504,000
Silgan Holdings, Inc., 4.125%, 02/01/28	1,996	1,916,160

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Smurfit Kappa Treasury Funding DAC, 7.500%, 11/20/25	$750	$865,435
		9,145,335
Diversified Consumer Services | 0.7%
Service Corp. International, 4.625%, 12/15/27	2,000	2,017,500
Diversified Financial Services | 1.2%
Level 3 Financing, Inc.:
4.250%, 07/01/28 (#)	1,000	918,008
3.625%, 01/15/29 (#)	1,000	875,000
Suburban Propane Partners LP, 5.000%, 06/01/31 (#)	1,750	1,640,625
		3,433,633
Diversified Telecommunication Services | 2.3%
Connect Finco SARL, 6.750%, 10/01/26 (#)	1,500	1,528,500
Hughes Satellite Systems Corp., 5.250%, 08/01/26	2,091	2,127,592
Lumen Technologies, Inc., 4.000%, 02/15/27 (#)	1,100	1,024,469
Zayo Group Holdings, Inc., 4.000%, 03/01/27 (#)	2,000	1,840,460
		6,521,021
Electric Utilities | 0.5%
NRG Energy, Inc., 3.625%, 02/15/31 (#)	1,500	1,319,385
Electrical Equipment | 1.6%
Rackspace Technology Global, Inc., 3.500%, 02/15/28 (#)	2,000	1,789,250
Sensata Technologies, Inc.:
4.375%, 02/15/30 (#)	1,100	1,051,979
3.750%, 02/15/31 (#)	250	231,250
Vistra Operations Co. LLC, 4.375%, 05/01/29 (#)	1,500	1,417,500
		4,489,979
Energy Equipment & Services | 0.3%
DCP Midstream Operating LP, 3.250%, 02/15/32	1,050	945,000
Entertainment | 1.9%
Cinemark USA, Inc., 5.250%, 07/15/28 (#)	1,500	1,400,820
Live Nation Entertainment, Inc.:
4.875%, 11/01/24 (#)	1,550	1,556,212
3.750%, 01/15/28 (#)	500	469,940
Netflix, Inc., 4.375%, 11/15/26	500	519,967
Description	Principal Amount (000)	Fair Value
WMG Acquisition Corp., 3.000%, 02/15/31 (#)	$1,800	$1,611,000
		5,557,939
Equity Real Estate Investment Trusts (REITs) | 3.3%
HAT Holdings I LLC, 3.375%, 06/15/26 (#)	1,500	1,425,000
Iron Mountain, Inc.:
4.875%, 09/15/29 (#)	500	475,935
4.500%, 02/15/31 (#)	1,250	1,154,387
MGM Growth Properties Operating Partnership LP, 4.500%, 09/01/26	1,800	1,809,000
Park Intermediate Holdings LLC, 4.875%, 05/15/29 (#)	1,500	1,406,175
RHP Hotel Properties LP, 4.500%, 02/15/29 (#)	1,750	1,645,000
VICI Properties LP, 4.250%, 12/01/26 (#)	1,500	1,493,700
		9,409,197
Food & Staples Retailing | 2.3%
Albertsons Cos, Inc., 3.500%, 03/15/29 (#)	1,500	1,353,705
Kraft Heinz Foods Co., 4.250%, 03/01/31	2,350	2,410,583
Performance Food Group, Inc., 4.250%, 08/01/29 (#)	1,800	1,640,250
US Foods, Inc., 4.625%, 06/01/30 (#)	1,500	1,387,672
		6,792,210
Food Products | 2.3%
B&G Foods, Inc., 5.250%, 04/01/25	1,500	1,466,520
Lamb Weston Holdings, Inc., 4.125%, 01/31/30 (#)	2,000	1,867,670
Post Holdings, Inc., 4.500%, 09/15/31 (#)	2,000	1,771,980
TreeHouse Foods, Inc., 4.000%, 09/01/28	1,750	1,481,769
		6,587,939
Gas Utilities | 0.5%
AmeriGas Partners LP, 5.625%, 05/20/24	1,550	1,581,000
Health Care Equipment & Supplies | 1.7%
Avantor Funding, Inc., 3.875%, 11/01/29 (#)	1,500	1,410,000
Hologic, Inc., 4.625%, 02/01/28 (#)	2,000	2,025,000

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Mozart Debt Merger Sub, Inc., 3.875%, 04/01/29 (#)	$1,500	$1,387,500
		4,822,500
Health Care Providers & Services | 5.1%
Centene Corp., 3.375%, 02/15/30	1,500	1,411,402
DaVita, Inc., 4.625%, 06/01/30 (#)	2,000	1,867,600
Encompass Health Corp., 4.625%, 04/01/31	1,849	1,730,738
HCA, Inc., 3.500%, 09/01/30	2,000	1,932,128
Legacy LifePoint Health LLC, 4.375%, 02/15/27 (#)	1,250	1,207,619
Molina Healthcare, Inc., 3.875%, 05/15/32 (#)	1,750	1,664,162
PRA Health Sciences, Inc., 2.875%, 07/15/26 (#)	200	190,312
Tenet Healthcare Corp.:
4.625%, 07/15/24	309	310,329
4.875%, 01/01/26 (#)	1,000	1,008,750
4.375%, 01/15/30 (#)	1,500	1,439,895
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 01/31/25	1,900	1,998,686
		14,761,621
Hotels, Restaurants & Leisure | 7.5%
1011778 BC ULC, 3.875%, 01/15/28 (#)	2,100	1,989,823
Boyd Gaming Corp.:
4.750%, 12/01/27	850	845,750
4.750%, 06/15/31 (#)	1,250	1,204,688
Brinker International, Inc., 5.000%, 10/01/24 (#)	2,000	1,995,000
Cedar Fair LP, 5.375%, 04/15/27	1,550	1,534,500
Hilton Domestic Operating Co., Inc., 3.625%, 02/15/32 (#)	2,000	1,815,000
International Game Technology PLC, 4.125%, 04/15/26 (#)	1,500	1,481,250
MGM Resorts International, 4.625%, 09/01/26	800	788,000
Scientific Games International, Inc., 5.000%, 10/15/25 (#)	1,750	1,793,750
Six Flags Entertainment Corp., 4.875%, 07/31/24 (#)	1,850	1,850,000
Station Casinos LLC, 4.625%, 12/01/31 (#)	1,750	1,600,725
Travel + Leisure Co., 4.500%, 12/01/29 (#)	1,500	1,390,980
Description	Principal Amount (000)	Fair Value
Wynn Las Vegas LLC, 5.500%, 03/01/25 (#)	$2,000	$2,000,040
Yum! Brands, Inc., 4.625%, 01/31/32	1,500	1,450,935
		21,740,441
Household Durables | 0.5%
Tempur Sealy International, Inc., 4.000%, 04/15/29 (#)	1,750	1,589,569
Household Products | 1.0%
Energizer Holdings, Inc., 4.750%, 06/15/28 (#)	1,200	1,089,930
Spectrum Brands, Inc., 5.750%, 07/15/25	1,800	1,833,750
		2,923,680
Independent Power & Renewable Electricity Producers | 1.1%
Calpine Corp., 4.500%, 02/15/28 (#)	1,500	1,463,220
NextEra Energy Operating Partners LP, 4.500%, 09/15/27 (#)	1,750	1,741,871
		3,205,091
Interactive Media & Services | 1.3%
Twitter Inc, 5.000%, 03/01/30 (#)	1,000	995,000
Twitter, Inc., 3.875%, 12/15/27 (#)	1,250	1,214,063
Ziff Davis, Inc., 4.625%, 10/15/30 (#)	1,500	1,428,337
		3,637,400
IT Services | 0.5%
Block, Inc., 3.500%, 06/01/31 (#)	1,450	1,326,750
Machinery | 2.7%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,795	1,765,831
Amsted Industries, Inc.:
5.625%, 07/01/27 (#)	750	751,875
4.625%, 05/15/30 (#)	1,000	947,730
Mueller Water Products, Inc., 4.000%, 06/15/29	2,000	1,894,460
Terex Corp., 5.000%, 05/15/29 (#)	1,000	958,470
Vertiv Group Corp., 4.125%, 11/15/28 (#)	1,750	1,597,076
		7,915,442
Media | 10.2%
AMC Networks, Inc., 4.250%, 02/15/29	1,000	933,195
CCO Holdings LLC:

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
5.125%, 05/01/27 (#)	$500	$500,738
4.750%, 03/01/30 (#)	1,500	1,440,360
Clear Channel Worldwide Holdings, Inc., 5.125%, 08/15/27 (#)	2,000	1,978,380
CSC Holdings LLC:
7.500%, 04/01/28 (#)	1,690	1,660,425
4.500%, 11/15/31 (#)	1,000	896,270
DISH DBS Corp.:
5.250%, 12/01/26 (#)	1,000	952,500
5.750%, 12/01/28 (#)	750	709,688
Entercom Media Corp., 6.750%, 03/31/29 (#)	1,500	1,400,625
GCI LLC, 4.750%, 10/15/28 (#)	250	244,065
Gray Escrow II, Inc., 5.375%, 11/15/31 (#)	1,000	956,215
Lamar Media Corp., 3.625%, 01/15/31	1,500	1,377,195
Nexstar Media, Inc., 5.625%, 07/15/27 (#)	1,500	1,518,300
Outfront Media Capital LLC, 5.000%, 08/15/27 (#)	2,300	2,248,434
Scripps Escrow II, Inc., 3.875%, 01/15/29 (#)	1,500	1,393,875
Sinclair Television Group, Inc.:
5.125%, 02/15/27 (#)	1,750	1,588,125
4.125%, 12/01/30 (#)	1,000	891,670
Sirius XM Radio, Inc.:
5.000%, 08/01/27 (#)	1,750	1,745,625
3.875%, 09/01/31 (#)	1,000	910,000
TEGNA, Inc., 5.000%, 09/15/29	1,750	1,754,280
Univision Communications, Inc., 5.125%, 02/15/25 (#)	2,000	2,001,680
Videotron, Ltd., 5.125%, 04/15/27 (#)	500	505,988
Virgin Media Secured Finance PLC, 4.500%, 08/15/30 (#)	2,000	1,865,000
		29,472,633
Metals & Mining | 2.5%
Anglo American Capital PLC, 4.875%, 05/14/25 (#)	1,650	1,706,795
FMG Resources August 2006 Pty, Ltd., 4.500%, 09/15/27 (#)	1,750	1,718,570
Freeport-McMoRan, Inc., 4.550%, 11/14/24	2,200	2,266,000
Novelis Corp., 4.750%, 01/30/30 (#)	1,500	1,456,298
		7,147,663
Description	Principal Amount (000)	Fair Value
Mortgage Real Estate Investment Trusts (REITs) | 0.6%
Starwood Property Trust, Inc., 3.625%, 07/15/26 (#)	$1,743	$1,664,338
Oil, Gas & Consumable Fuels | 7.0%
Buckeye Partners LP, 4.500%, 03/01/28 (#)	1,500	1,436,940
Cheniere Energy Partners L.P., 3.250%, 01/31/32 (#)	1,750	1,591,257
DT Midstream, Inc., 4.375%, 06/15/31 (#)	1,350	1,292,625
EQT Corp., 3.625%, 05/15/31 (#)	1,750	1,671,250
Hess Midstream Operations LP, 4.250%, 02/15/30 (#)	1,850	1,745,660
Holly Energy Partners LP, 5.000%, 02/01/28 (#)	1,000	948,740
Murphy Oil Corp., 6.875%, 08/15/24	670	675,025
Occidental Petroleum Corp., 3.400%, 04/15/26	1,750	1,739,062
Ovintiv Exploration, Inc., 5.625%, 07/01/24	1,600	1,682,180
Range Resources Corp., 5.000%, 08/15/22	950	950,000
Southwestern Energy Co.:
5.950%, 01/23/25	1,800	1,881,738
4.750%, 02/01/32	250	249,688
Sunoco LP, 4.500%, 04/30/30 (#)	2,000	1,842,570
Tallgrass Energy Partners LP, 5.500%, 01/15/28 (#)	1,250	1,209,375
Targa Resources Partners LP, 4.000%, 01/15/32	1,500	1,442,978
		20,359,088
Pharmaceuticals | 0.4%
Bausch Health Cos., Inc.:
5.000%, 02/15/29 (#)	1,500	1,168,508
5.250%, 02/15/31 (#)	100	77,836
		1,246,344
Professional Services | 0.7%
Nielsen Finance LLC:
5.625%, 10/01/28 (#)	1,000	1,007,200
5.875%, 10/01/30 (#)	1,000	1,002,500
		2,009,700
Software | 2.0%
Clarivate Science Holdings Corp., 3.875%, 07/01/28 (#)	1,200	1,144,524
Crowdstrike Holdings, Inc., 3.000%, 02/15/29	1,500	1,376,250

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (concluded)
NCR Corp.:
5.750%, 09/01/27 (#)	$1,000	$1,000,000
5.125%, 04/15/29 (#)	750	721,005
Nuance Communications, Inc., 5.625%, 12/15/26	1,500	1,542,195
		5,783,974
Specialty Retail | 2.3%
Asbury Automotive Group, Inc.:
4.500%, 03/01/28	987	948,112
5.000%, 02/15/32 (#)	750	697,155
Group 1 Automotive, Inc., 4.000%, 08/15/28 (#)	1,000	931,250
Penske Automotive Group, Inc., 3.750%, 06/15/29	1,750	1,565,498
QVC, Inc., 4.750%, 02/15/27	1,250	1,196,875
The Gap, Inc., 3.625%, 10/01/29 (#)	1,500	1,336,500
		6,675,390
Technology Hardware, Storage & Peripherals | 1.4%
Seagate HDD Cayman, 4.091%, 06/01/29	2,083	2,020,614
Western Digital Corp., 4.750%, 02/15/26	2,000	2,031,320
		4,051,934
Textiles, Apparel & Luxury Goods | 0.6%
Hanesbrands, Inc., 4.625%, 05/15/24 (#)	1,750	1,776,250
Trading Companies & Distributors | 2.8%
American Builders & Contractors Supply Co., Inc., 4.000%, 01/15/28 (#)	1,100	1,056,759
Avis Budget Car Rental LLC, 5.750%, 07/15/27 (#)	1,500	1,498,380
Herc Holdings, Inc., 5.500%, 07/15/27 (#)	1,500	1,521,000
Standard Industries, Inc., 3.375%, 01/15/31 (#)	2,000	1,750,000
United Rentals North America, Inc.:
5.500%, 05/15/27	1,000	1,034,300
3.875%, 11/15/27	1,100	1,089,275
		7,949,714
Wireless Telecommunication Services | 0.8%
Sprint Corp., 7.125%, 06/15/24	500	536,275
Description	Principal Amount (000)	Fair Value
T-Mobile USA, Inc., 3.500%, 04/15/31	$2,000	$1,881,960
		2,418,235
Total Corporate Bonds (Cost $263,204,191)		252,982,205

Description	Shares	Fair Value
Exchange-Traded Funds | 7.8%
Invesco Fundamental High Yield Corporate Bond ETF (Cost $23,042,937)	1,222,805	$22,462,928
Short-Term Investments | 3.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $9,364,614)	9,364,614	9,364,614
Total Investments | 98.6% (Cost $295,611,742)		$284,809,747
Cash and Other Assets in Excess of Liabilities | 1.4%		4,121,492
Net Assets | 100.0%		$288,931,239

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio
Asset-Backed Securities | 0.9%
Specialty Retail | 0.9%
Daimler Trucks Retail Trust, 1.220%, 09/15/23 (Cost $599,539)	$600	$599,764
Corporate Bonds | 11.8%
Banks | 3.7%
Bank of America Corp., 3.300%, 01/11/23	2,650	2,679,362
Biotechnology | 2.5%
AbbVie, Inc., 2.900%, 11/06/22	1,816	1,827,685
Capital Markets | 1.1%
Morgan Stanley, 2.750%, 05/19/22	800	801,360
Consumer Finance | 2.3%
American Express Co., 2.500%, 07/30/24	1,625	1,616,891
Internet & Direct Marketing Retail | 2.2%
eBay, Inc., 2.750%, 01/30/23	1,545	1,554,747
Total Corporate Bonds (Cost $8,553,434)		8,480,045
US Treasury Securities | 87.2%
U.S. Treasury Notes:
1.625%, 04/30/23	5,985	5,974,246
0.375%, 10/31/23	11,920	11,585,681
0.875%, 01/31/24	38,075	37,105,277
1.500%, 02/29/24	8,070	7,952,418
Total US Treasury Securities (Cost $63,487,335)		62,617,622

Description	Shares	Fair Value
Short-Term Investments | 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $294,192)	294,192	$294,192
Total Investments | 100.3% (Cost $72,934,500)		$71,991,623
Liabilities in Excess of Cash and Other Assets | (0.3)%		(196,874)
Net Assets | 100.0%		$71,794,749

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio
Common Stocks | 0.4%
China | 0.2%
Ping An Insurance (Group) Co. of China, Ltd., Class H (±)	27,379	$193,175
Italy | 0.0%
Kaleyra, Inc. (*), (±)	3,860	23,083
United States | 0.2%
Patrick Industries, Inc. (±)	1,916	115,534
Sirius XM Holdings, Inc. (±)	7,511	49,723
		165,257
Total Common Stocks (Cost $383,159)		381,515

Description	Security Currency	Principal Amount (000)	Fair Value
Convertible Corporate Bonds | 163.2%
Australia | 0.3%
Zip Co., Ltd., 0.000%, 04/23/28 (±)	AUD	800	$343,492
Austria | 0.5%
ams-OSRAM AG, 2.125%, 11/03/27 (±)	EUR	500	508,659
Brazil | 1.1%
GOL Equity Finance SA, 3.750%, 07/15/24 (#), (±)	USD	1,329	1,091,441
Canada | 4.8%
Canopy Growth Corp., 4.250%, 07/15/23 (#), (±)	CAD	1,063	783,337
Aurora Cannabis, Inc., 5.500%, 02/28/24 (±)	USD	622	576,128
Dye & Durham, Ltd., 3.750%, 03/01/26	CAD	1,391	979,146
Ivanhoe Mines, Ltd., 2.500%, 04/15/26 (±)	USD	826	1,187,788
Osisko Gold Royalties, Ltd., 4.000%, 12/31/22	CAD	385	313,260
New Flyer Industries, Inc., 5.000%, 01/15/27	CAD	469	345,143
Lithium Americas Corp., 1.750%, 01/15/27 (±)	USD	768	828,288
			5,013,090
China | 2.0%
NIO Inc., 0.000%, 02/01/26 (±)	USD	1,418	1,202,540
Li Auto, Inc., 0.250%, 05/01/28 (#), (±)	USD	781	907,522
			2,110,062
Description	Security Currency	Principal Amount (000)	Fair Value
Denmark | 0.4%
Ascendis Pharma A/S, 2.250%, 04/01/28 (±)	USD	408	$419,475
Hong Kong | 1.0%
Cathay Pacific Finance III, Ltd., 2.750%, 02/05/26 (±)	HKD	8,000	1,044,770
Italy | 0.1%
Kaleyra, Inc., 6.125%, 06/01/26 (±)	USD	132	127,050
Netherlands | 0.7%
Pharming Group NV, 3.000%, 01/21/25 (±)	EUR	700	688,565
Panama | 1.2%
Copa Holdings SA, 4.500%, 04/15/25 (±)	USD	680	1,200,200
Saudi Arabia | 1.7%
Delivery Hero SE:
1.000%, 04/30/26 (±)	EUR	1,100	931,893
1.500%, 01/15/28 (±)	EUR	1,100	848,189
			1,780,082
Singapore | 0.9%
SGX Treasury I Pte, Ltd., 0.000%, 03/01/24 (±)	EUR	800	901,815
Taiwan | 1.5%
Sea, Ltd., 0.250%, 09/15/26 (±)	USD	1,953	1,568,454
United Kingdom | 0.5%
Just Eat Takeaway.com NV, 1.250%, 04/30/26 (±)	EUR	500	475,574
United States | 146.5%
1Life Healthcare, Inc., 3.000%, 06/15/25 (±)	USD	1,023	887,964
Aerie Pharmaceuticals, Inc., 1.500%, 10/01/24 (±)	USD	976	890,237
Affirm Holdings, Inc., 0.000%, 11/15/26 (±)	USD	1,300	910,000
Air Transport Services Group, Inc., 1.125%, 10/15/24 (±)	USD	785	934,189
Airbnb Inc., 0.000%, 03/15/26 (±)	USD	97	94,254
Alphatec Holdings, Inc., 0.750%, 08/01/26 (±)	USD	619	596,561
Alteryx, Inc., 0.500%, 08/01/24 (±)	USD	1,014	947,076
American Airlines Group, Inc., 6.500%, 07/01/25 (±)	USD	733	1,006,409
Amyris, Inc., 1.500%, 11/15/26 (±)	USD	1,906	1,374,226

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Apollo Commercial Real Estate Finance, Inc., 4.750%, 08/23/22 (±)	USD	199	$199,124
Arbor Realty Trust, Inc., 4.750%, 11/01/22 (±)	USD	1,550	1,612,000
Array Technologies, Inc., 1.000%, 12/01/28 (±)	USD	609	464,972
Avadel Finance Cayman Ltd., 4.500%, 02/10/23	USD	610	605,488
Avadel Finance Cayman, Ltd., 4.500%, 02/01/23 (±)	USD	891	898,039
Avaya Holdings Corp., 2.250%, 06/15/23 (±)	USD	1,192	1,160,412
Avid SPV LLC, 1.250%, 03/15/26 (±)	USD	961	1,177,597
Bandwidth, Inc., 0.500%, 04/01/28 (±)	USD	975	643,988
Bentley Systems, Inc., 0.375%, 07/01/27 (±)	USD	977	852,921
BEYOND MEAT, Inc, 0.000%, 03/15/27 (±)	USD	407	243,712
BioMarin Pharmaceutical, Inc., 1.250%, 05/15/27 (±)	USD	105	105,660
Blackline Inc., 0.000%, 03/15/26 (±)	USD	1,258	1,069,300
Blackstone Mortgage, 5.500%, 03/15/27 (±)	USD	136	134,300
Bloom Energy Corp., 2.500%, 08/15/25 (±)	USD	98	162,317
Braemar Hotels & Resorts, Inc. REIT, 4.500%, 06/01/26 (±)	USD	499	591,315
Century Aluminum Co., 2.750%, 05/01/28 (±)	USD	375	600,938
Chegg, Inc., 0.000%, 09/01/26 (±)	USD	891	732,402
Cinemark Holdings, Inc., 4.500%, 08/15/25 (±)	USD	851	1,256,289
CNX Resources Corp., 2.250%, 05/01/26 (±)	USD	98	170,177
Coherus Biosciences, Inc., 1.500%, 04/15/26 (±)	USD	1,303	1,296,224
Collegium Pharmaceutical, Inc., 2.625%, 02/15/26 (±)	USD	1,137	1,136,431
Confluent, Inc., 0.000%, 01/15/27 (±)	USD	879	730,889
Coupa Software, Inc., 0.375%, 06/15/26 (±)	USD	489	412,716
Cutera Inc., 2.250%, 03/15/26 (±)	USD	1,033	2,245,742
Description	Security Currency	Principal Amount (000)	Fair Value
Danimer Scientific, Inc., 3.250%, 12/15/26 (±)	USD	642	$528,045
DigitalOcean Holdings, Inc., 0.000%, 12/01/26 (±)	USD	1,697	1,349,963
DISH Network Corp.:
0.000%, 12/15/25 (±)	USD	296	288,630
3.375%, 08/15/26 (±)	USD	998	900,196
DraftKings Inc., 0.000%, 03/15/28 (±)	USD	127	91,885
Dynavax Technologies Corp., 2.500%, 05/15/26 (±)	USD	1,272	1,716,404
Eagle Bulk Shipping, Inc., 5.000%, 08/01/24 (±)	USD	766	1,511,454
Envestnet, Inc., 0.750%, 08/15/25 (±)	USD	388	378,785
Everbridge, Inc., 0.125%, 12/15/24 (±)	USD	909	819,413
Evolent Health Inc., 3.500%, 12/01/24 (±)	USD	207	379,742
Exact Sciences Corp., 0.375%, 03/01/28 (±)	USD	146	129,064
EZCORP, Inc., 2.875%, 07/01/24 (±)	USD	1,108	1,080,300
Fastly Inc., 0.000%, 03/15/26 (±)	USD	1,336	1,004,004
Fisker, Inc., 2.500%, 09/15/26 (±)	USD	1,721	1,457,472
Fiverr International, Ltd., 0.000%, 11/01/25 (±)	USD	1,255	1,071,142
fuboTV, Inc., 3.250%, 02/15/26 (±)	USD	1,346	913,261
Global Blood Therapeutics, Inc., 1.875%, 12/15/28 (±)	USD	82	107,707
Gossamer Bio, Inc., 5.000%, 06/01/27 (±)	USD	876	703,866
Granite Construction, Inc., 2.750%, 11/01/24 (±)	USD	562	669,202
Groupon, Inc., 1.125%, 03/15/26 (±)	USD	1,318	1,044,869
Guess?, Inc., 2.000%, 04/15/24 (±)	USD	1,467	1,621,035
Helix Energy Solutions Group, Inc., 6.750%, 02/15/26 (±)	USD	1,302	1,498,211
Herbalife Nutrition, Ltd., 2.625%, 03/15/24 (±)	USD	1,475	1,386,500
Hope Bancorp, Inc., 2.000%, 05/15/38 (±)	USD	2,578	2,557,118
i3 Verticals LLC, 1.000%, 02/15/25 (±)	USD	889	881,266
Innoviva Inc., 2.130%, 03/15/28 (±)	USD	799	801,397

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Innoviva, Inc., 2.125%, 01/15/23 (±)	USD	600	$664,875
Inotiv, Inc., 3.250%, 10/15/27 (±)	USD	428	407,968
Insmed, Inc., 0.750%, 06/01/28 (±)	USD	952	922,488
Intercept Pharmaceuticals, Inc., 3.500%, 02/15/26 (±)	USD	940	1,016,165
Ionis Pharmaceuticals, Inc., 0.000%, 04/01/26 (±)	USD	668	624,646
JetBlue Airways Corp., 0.500%, 04/01/26 (±)	USD	310	289,986
JPMorgan Chase Bank NA, 0.000%, 12/28/23 (±)	USD	1,300	1,253,850
Kaman Corp., 3.250%, 05/01/24 (±)	USD	1,515	1,562,419
Karyopharm Therapeutics, Inc., 3.000%, 10/15/25 (±)	USD	989	837,941
KKR Real Estate Finance Trust, Inc., 6.125%, 05/15/23 (±)	USD	878	912,023
LendingTree, Inc., 0.500%, 07/15/25 (±)	USD	1,222	1,006,622
Liberty Broadband Corp.:
1.250%, 09/30/50 (±)	USD	1,489	1,433,162
2.750%, 09/30/50 (±)	USD	1,575	1,557,320
Liberty Interactive LLC:
4.000%, 11/15/29 (±)	USD	1,218	827,927
3.750%, 02/15/30 (±)	USD	1,849	1,275,903
Liberty Media Corp.:
2.125%, 03/31/48 (±)	USD	2,111	2,134,221
2.750%, 12/01/49 (±)	USD	1,911	1,912,412
LivePerson, Inc., 0.000%, 12/15/26 (±)	USD	124	98,900
Lucid Group, Inc., 1.250%, 12/15/26 (±)	USD	1,982	1,529,597
Luminar Technologies, Inc., 1.250%, 12/15/26 (±)	USD	828	838,204
Magnite Inc., 0.250%, 03/15/26 (±)	USD	871	692,544
MannKind Corp., 2.500%, 03/01/26 (±)	USD	1,306	1,293,593
Marathon Digital Holdings, Inc., 1.000%, 12/01/26 (±)	USD	577	409,959
Mesa Laboratories, Inc., 1.375%, 08/15/25 (±)	USD	658	707,679
Mitek Systems, Inc., 0.750%, 02/01/26 (±)	USD	582	584,183
MP Materials Corp., 0.250%, 04/01/26 (±)	USD	1,029	1,500,796
NanoString Technologies, Inc., 2.625%, 03/01/25 (±)	USD	883	977,923
Description	Security Currency	Principal Amount (000)	Fair Value
NCL Corp. , Ltd.,
1.125%, 02/15/27 (±)	USD	1,621	$1,497,804
2.500%, 02/15/27 (±)	USD	563	538,791
Nutanix, Inc., 0.250%, 10/01/27 (±)	USD	1,302	1,091,239
NuVasive, Inc.:
1.000%, 06/01/23 (±)	USD	2,417	2,401,894
0.375%, 03/15/25 (±)	USD	757	731,924
Omeros Corp., 5.250%, 02/15/26 (±)	USD	1,003	737,832
Opendoor Technologies, Inc. REIT, 0.250%, 08/15/26 (±)	USD	1,692	1,324,836
OSI Systems, Inc., 1.250%, 09/01/22 (±)	USD	1,618	1,639,236
Pacira BioSciences, Inc., 0.750%, 08/01/25 (±)	USD	618	768,638
PAR Technology Corp., 1.500%, 10/15/27 (±)	USD	954	840,951
Parsons Corp., 0.250%, 08/15/25 (±)	USD	368	389,384
Patrick Industries, Inc., 1.000%, 02/01/23 (±)	USD	564	565,974
Peabody Energy Corp., 3.250%, 03/01/28 (±)	USD	3,062	4,507,122
Pebblebrook Hotel Trust, 1.750%, 12/15/26 (±)	USD	1,135	1,306,952
Peloton Interactive Inc., 0.000%, 02/15/26 (±)	USD	126	104,738
PennyMac Corp., 5.500%, 03/15/26 (±)	USD	2,057	1,973,434
PennyMac Corp., 5.500%, 11/01/24 (±)	USD	669	665,237
PetIQ, Inc., 4.000%, 06/01/26 (±)	USD	694	830,631
Porch Group, Inc., 0.750%, 09/15/26 (±)	USD	1,669	1,114,057
PRA Group, Inc., 3.500%, 06/01/23 (±)	USD	2,281	2,534,761
Pure Storage, Inc., 0.125%, 04/15/23 (±)	USD	489	683,622
Radius Global Infrastructure, Inc., 2.500%, 09/15/26 (±)	USD	868	822,430
Rapid7 Inc., 0.250%, 03/15/27 (±)	USD	538	671,693
Realogy Group LLC, 0.250%, 06/15/26 (±)	USD	608	557,080
Redfin Corp., 0.500%, 04/01/27 (±)	USD	1,069	719,972
Redwood Trust, Inc., 4.750%, 08/15/23 (±)	USD	2,114	2,094,961

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Repay Holdings Corp., 0.000%, 02/01/26 (±)	USD	978	$818,586
Revance Therapeutics, Inc., 1.750%, 02/15/27 (±)	USD	1,156	1,087,362
RingCentral, Inc., 0.000%, 03/01/25 (±)	USD	1,705	1,491,022
Royal Caribbean Cruises, Ltd., 2.875%, 11/15/23 (±)	USD	1,305	1,584,270
Shift Technologies, Inc., 4.750%, 05/15/26 (±)	USD	850	510,000
SmileDirectClub, Inc., 0.000%, 02/01/26 (±)	USD	763	268,106
Snap Inc., 0.125%, 03/01/28 (±)	USD	1,399	1,396,901
SoFi Technologies, Inc., 0.000%, 10/15/26 (±)	USD	914	740,934
SPOTIFY USA, Inc.,Co., 0.000%, 03/15/26 (±)	USD	1,220	1,045,700
Starwood Property Trust, Inc., 4.375%, 04/01/23 (±)	USD	792	812,790
Stride, Inc., 1.125%, 09/01/27 (±)	USD	651	649,047
Summit Hotel Properties, Inc., 1.500%, 02/15/26 (±)	USD	1,250	1,313,750
Sunnova Energy International, Inc., 0.250%, 12/01/26 (±)	USD	783	704,113
SunPower Corp., 4.000%, 01/15/23 (±)	USD	861	983,693
Tabula Rasa HealthCare, Inc., 1.750%, 02/15/26 (±)	USD	702	526,189
Tandem Diabetes Care, Inc., 1.500%, 05/01/25 (±)	USD	443	553,307
TechTarget, Inc., 0.000%, 12/15/26 (±)	USD	779	706,943
The Beauty Health Co., 1.250%, 10/01/26 (±)	USD	1,565	1,427,661
The Chefs’ Warehouse, Inc.:
1.875%, 12/01/24 (±)	USD	572	604,890
1.875%, 12/01/24 (#), (±)	USD	2,158	2,282,085
The Greenbrier Cos., Inc., 2.875%, 04/15/28 (±)	USD	1,471	1,702,215
The Marcus Corp., 5.000%, 09/15/25 (±)	USD	718	1,309,452
Travere Therapeutics Inc., 2.250%, 03/01/29 (±)	USD	682	725,989
Two Harbors Investment Corp., 6.250%, 01/15/26 (±)	USD	1,387	1,378,331
United States Steel Corp., 5.000%, 11/01/26 (±)	USD	1,984	5,806,176
Description	Security Currency	Principal Amount (000)	Fair Value
Unity Software, Inc., 0.000%, 11/15/26 (±)	USD	1,001	$825,074
Upstart Holdings, Inc., 0.250%, 08/15/26 (±)	USD	976	832,626
Upwork, Inc., 0.250%, 08/15/26 (±)	USD	978	803,427
Varex Imaging Corp., 4.000%, 06/01/25 (±)	USD	1,307	1,654,989
Veeco Instruments Inc., 3.750%, 06/01/27 (±)	USD	484	1,018,530
Veritone, Inc., 1.750%, 11/15/26 (±)	USD	855	734,450
Virgin Galactic Holdings Inc., 2.500%, 02/01/27 (±)	USD	511	493,371
Vishay Intertechnology, Inc., 2.250%, 06/15/25 (±)	USD	1,098	1,096,682
Vroom, Inc., 0.750%, 07/01/26 (±)	USD	294	137,398
Wayfair, Inc., 0.625%, 10/01/25 (±)	USD	1,375	1,135,750
Xometry Inc., 1.000%, 02/01/27 (±)	USD	798	732,165
Zogenix, Inc., 2.750%, 10/01/27 (±)	USD	1,630	2,064,069
			151,381,342
Total Convertible Corporate Bonds (Cost $173,794,480)			168,654,071

Description	Counterparty	Number of Contracts	Exercise Price	Notional Amount	Fair Value
Purchased Options | 0.1%
Call
Carnival Corp.,Expires 04/14/22	MSC	117	$23	$11,700	$2,340
iShares iBoxx High Yield Corporate Bond ETF, Expires 04/08/22	MSC	157	84	15,700	314
Put
American Airlines Group, Inc.,Expires 01/20/23	MSC	7	10	700	469
Invesco QQQ Trust, Expires 06/17/22	MSC	8	345	800	8,432
Invesco QQQ Trust, Expires 04/29/22	MSC	59	344	5900	23,364
Invesco QQQ Trust Expires 04/29/22,	MSC	87	355	8700	58,116
SPDR S&P 500 ETF Trust, Expires 04/29/22	MSC	58	442	5800	27,145
SPDR S&P 500 ETF Trust, Expires 04/29/22	MSC	59	434	5,900	23,187
Total Purchased Options (Cost $186,461)					143,367

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Short-Term Investments | 8.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $9,080,454)	9,080,454	$9,080,454
Total Investments excluding Securities Sold Short | 172.5% (Cost $183,444,554)		$178,259,407
Securities Sold Short | (85.2)%
Common Stocks | (52.5)%
Australia | 0.0%
Zip Co., Ltd.	(22,985)	$(24,687)
Austria | (0.1)%
ams-OSRAM AG	(7,685)	(117,485)
Brazil | (0.1)%
Gol Linhas Aereas Inteligentes SA ADR	(10,461)	(75,319)
Canada | (1.4)%
Canopy Growth Corp.	(1,324)	(10,040)
Dye & Durham, Ltd.	(4,536)	(93,213)
Ivanhoe Mines, Ltd., Class A	(90,505)	(844,129)
Lithium Americas Corp.	(12,208)	(469,886)
NFI Group, Inc.	(5,291)	(67,463)
Osisko Gold Royalties, Ltd.	(1,812)	(23,901)
		(1,508,632)
China | (0.6)%
Li Auto, Inc. ADR	(20,103)	(518,858)
NIO, Inc. ADR	(3,310)	(69,676)
		(588,534)
Denmark | (0.2)%
Ascendis Pharma AS ADR	(1,664)	(195,287)
Hong Kong | (0.6)%
Cathay Pacific Airways, Ltd.	(602,600)	(591,374)
Netherlands | (0.1)%
Pharming Group NV	(61,270)	(53,801)
Panama | (0.9)%
Copa Holdings SA, Class A	(11,823)	(988,876)
Saudi Arabia | (0.2)%
Delivery Hero SE	(4,511)	(198,702)
Taiwan | (0.1)%
Sea, Ltd. ADR	(749)	(89,723)
United Kingdom | 0.0%
Just Eat Takeaway.com NV	(925)	(31,048)

Description	Shares	Fair Value
United States | (48.2)%
1Life Healthcare, Inc.	(5,583)	$(61,860)
Aerie Pharmaceuticals, Inc.	(9,674)	(88,033)
Affirm Holdings, Inc.	(2,862)	(132,453)
Air Transport Services Group, Inc.	(17,142)	(573,400)
Airbnb, Inc., Class A	(86)	(14,771)
Alphatec Holdings, Inc.	(21,499)	(247,238)
Alteryx, Inc., Class A	(1,131)	(80,900)
American Airlines Group, Inc.	(37,278)	(680,323)
Amyris, Inc.	(92,587)	(403,679)
Arbor Realty Trust, Inc. REIT	(527)	(8,991)
Array Technologies, Inc.	(20,532)	(231,396)
Avadel Pharmaceuticals PLC ADR (^)	(74,791)	(510,823)
Avaya Holdings Corp.	(6,019)	(76,261)
Avid Bioservices, Inc.	(34,869)	(710,282)
Bandwidth, Inc., Class A	(1,927)	(62,416)
Bentley Systems, Inc., Class B	(1,208)	(53,369)
BioMarin Pharmaceutical, Inc.	(132)	(10,177)
Blackline, Inc.	(2,013)	(147,392)
Bloom Energy Corp.	(5,224)	(126,160)
Braemar Hotels & Resorts, Inc.	(54,379)	(336,062)
Century Aluminum Co.	(17,787)	(467,976)
Charter Communications, Inc., Class A	(122)	(66,553)
Chegg, Inc.	(1,772)	(64,288)
Cinemark Holdings, Inc.	(27,756)	(479,624)
CNX Resources Corp.	(6,404)	(132,691)
Coherus Biosciences, Inc.	(44,412)	(573,359)
Collegium Pharmaceutical, Inc.	(26,053)	(530,439)
Confluent, Inc. Class A	(3,714)	(152,274)
Coupa Software, Inc.	(449)	(45,632)
Cutera, Inc.	(28,743)	(1,983,267)
Danimer Scientific, Inc.	(46,632)	(273,263)
DigitalOcean Holdings, Inc.	(3,443)	(199,178)
DISH Network Corp., Class A	(10,202)	(322,893)
DraftKings, Inc., Class A	(649)	(12,636)
Dynavax Technologies Corp.	(97,365)	(1,055,437)
Eagle Bulk Shipping, Inc.	(20,356)	(1,386,447)
Envestnet, Inc.	(1,422)	(105,854)
Everbridge, Inc.	(2,529)	(110,366)
Evolent Health, Inc., Class A	(10,270)	(331,721)
Exact Sciences Corp.	(735)	(51,391)
EZCORP, Inc. Class A	(44,781)	(270,477)
Fastly, Inc., Class A	(3,970)	(68,999)
Fisker, Inc.	(45,264)	(583,906)
Fiverr International, Ltd.	(1,241)	(94,403)
fuboTV, Inc.	(9,601)	(63,079)
Global Blood Therapeutics, Inc.	(2,216)	(76,762)

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Gossamer Bio, Inc.	(53,970)	$(468,460)
Granite Construction, Inc.	(11,484)	(376,675)
Groupon, Inc.	(8,372)	(160,994)
Guess?, Inc.	(9,593)	(209,607)
Helix Energy Solutions Group, Inc.	(134,226)	(641,600)
Herbalife Nutrition, Ltd.	(3,154)	(95,755)
Hope Bancorp, Inc.	(10,080)	(162,086)
I3 Verticals, Inc., Class A	(12,366)	(344,517)
Innoviva, Inc.	(38,358)	(742,227)
Inotiv, Inc.	(6,646)	(173,992)
Insmed, Inc.	(21,986)	(516,671)
Intercept Pharmaceuticals, Inc.	(38,037)	(618,862)
Ionis Pharmaceuticals, Inc.	(6,375)	(236,130)
JetBlue Airways Corp.	(4,670)	(69,816)
Karyopharm Therapeutics, Inc.	(36,176)	(266,617)
KKR Real Estate Finance Trust, Inc. REIT	(2,012)	(41,467)
LendingTree, Inc.	(730)	(87,359)
LivePerson, Inc.	(594)	(14,505)
Lucid Group, Inc.	(20,857)	(529,768)
Luminar Technologies, Inc.	(33,398)	(522,011)
Magnite, Inc.	(3,190)	(42,140)
MannKind Corp.	(177,417)	(652,895)
Marathon Digital Holdings, Inc.	(5,228)	(146,123)
Mesa Laboratories, Inc.	(19)	(4,843)
Mitek Systems, Inc.	(18,331)	(268,916)
MP Materials Corp.	(10,954)	(628,102)
NanoString Technologies, Inc.	(11,657)	(405,081)
Norwegian Cruise Line Holdings, Ltd.	(39,312)	(860,147)
Nutanix, Inc., Class A	(7,875)	(211,207)
NuVasive, Inc.	(9,297)	(527,140)
Omeros Corp.	(41,775)	(251,068)
Opendoor Technologies, Inc.	(50,425)	(436,176)
OSI Systems, Inc.	(841)	(71,586)
Pacira BioSciences, Inc.	(5,993)	(457,386)
PAR Technology Corp.	(7,871)	(317,516)
Parsons Corp.	(3,683)	(142,532)
Peabody Energy Corp.	(135,952)	(3,334,903)
Peloton Interactive, Inc., Class A	(37)	(978)
PennyMac Mortgage Investment Trust REIT	(12,296)	(207,679)
PetIQ, Inc.	(15,862)	(387,033)
Porch Group, Inc.	(34,250)	(237,866)
PRA Group, Inc.	(24,117)	(1,087,194)
Pure Storage, Inc., Class A	(14,561)	(514,149)
Radius Global Infrastructure, Inc.	(21,749)	(310,576)
Rapid7, Inc.	(4,044)	(449,855)
Realogy Holdings Corp.	(16,447)	(257,889)

Description	Shares	Fair Value
Redfin Corp.	(5,239)	$(94,512)
Repay Holdings Corp.	(13,133)	(193,974)
Revance Therapeutics, Inc.	(25,485)	(496,957)
RingCentral, Inc., Class A	(398)	(46,650)
Royal Caribbean Cruises, Ltd.	(11,238)	(941,520)
Shift Technologies, Inc.	(80,552)	(177,214)
SmileDirectClub, Inc.	(34,628)	(89,686)
Snap, Inc., Class A	(15,294)	(550,431)
SoFi Technologies, Inc.	(19,246)	(181,875)
Spotify Technology SA	(282)	(42,588)
Starwood Property Trust, Inc. REIT	(3,329)	(80,462)
Stride, Inc.	(8,769)	(318,578)
Summit Hotel Properties, Inc. REIT	(63,212)	(629,591)
Sunnova Energy International, Inc.	(19,388)	(447,087)
SunPower Corp.	(19,258)	(413,662)
Tabula Rasa HealthCare, Inc.	(1,852)	(10,667)
Tandem Diabetes Care, Inc.	(2,849)	(331,310)
TechTarget, Inc.	(3,425)	(278,384)
The Beauty Health Co.	(14,065)	(237,417)
The Chefs’ Warehouse, Inc.	(34,944)	(1,139,174)
The Greenbrier Cos., Inc.	(4,132)	(212,839)
The Marcus Corp.	(59,659)	(1,055,964)
Travere Therapeutics, Inc.	(14,941)	(385,030)
Two Harbors Investment Corp. REIT	(25,158)	(139,124)
United States Steel Corp.	(140,044)	(5,285,261)
Unity Software, Inc.	(1,033)	(102,484)
Upstart Holdings, Inc.	(1,577)	(172,035)
Upwork, Inc.	(5,426)	(126,100)
Varex Imaging Corp.	(46,583)	(991,752)
Veeco Instruments, Inc.	(31,508)	(856,703)
Veritone, Inc.	(16,324)	(298,403)
Virgin Galactic Holdings, Inc.	(35,410)	(349,851)
Vishay Intertechnology, Inc.	(1,622)	(31,791)
Vroom, Inc.	(3,046)	(8,102)
Wayfair, Inc., Class A	(1,026)	(113,660)
Xometry, Inc.	(10,585)	(388,999)
Zogenix Inc. (¢)	(36,914)	(25,101)
		(49,793,938)
Total Common Stock (Proceeds $52,933,236)		(54,257,406)
Exchange-Traded Funds | (1.3)%
United States | (1.3)%
iShares iBoxx High Yield Corporate Bond ETF (Proceeds $1,360,984)	(16,204)	(1,333,427)

Description	Security Currency	Principal Amount (000)	Fair Value
US Treasury Securities | (31.4)%
U.S. Treasury Bill 0.000%, 04/19/22	USD	(32,167)	$(32,164,768)
U.S. Treasury Note 1.375%, 11/15/31	USD	(287)	(263,323)
(Proceeds $32,448,635)			(32,428,091)
Total Securities Sold Short (Proceeds $86,742,855)			(88,018,924)
Total Investments | 87.3% (Cost and short proceeds $96,701,699) (»)			$90,240,483
Cash and Other Assets in Excess of Liabilities | 12.7%			13,113,491
Net Assets | 100.0%			$103,353,974

Lazard Enhanced Opportunities Portfolio (continued)

Forward Currency Contracts open at March 31, 2022:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	1,068,000	USD	1,177,237	SSB	06/29/22	$8,262	$—
USD	344,021	AUD	462,000	SSB	06/29/22	—	2,221
USD	1,727,271	CAD	2,173,000	SSB	06/29/22	—	10,533
USD	5,151,336	EUR	4,653,000	SSB	06/29/22	—	13,577
USD	829,476	HKD	6,485,000	SSB	06/29/22	496	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$8,758	$26,331

Written Options open at March 31, 2022:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Notional Amount	Premiums	Fair Value
Put
Invesco QQQ Trust	MSC	7	$305.00	06/17/22	$700	$3,171	$(2,492)
Invesco QQQ Trust	MSC	87	335.00	04/29/22	8,700	20,499	(24,534)
SPDR S&P 500 ETF Trust	MSC	58	422.00	04/29/22	5,800	11,338	(12,470)
Total Written Options		152				$35,008	$(39,496)

Total Return Swap Agreements open at March 31, 2022:

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate*	Unrealized Appreciation	Unrealized Depreciation
USD	BOA	$840,290	10/21/22 - 10/27/22	Arbor Realty Trust, Inc. REIT	0.08%	$120,478	$—
USD	BOA	313,869	09/30/22	The Beauty Health Co.	0.08	109,841	—
USD	BOA	149,009	10/21/22 - 10/27/22	Bentley Systems, Inc., Class B	0.08	36,129	—
USD	BOA	125,046	09/30/22	Beyond Meat, Inc.	0.08	67,654	—
USD	BOA	409,192	09/26/22 - 09/30/22	Cinemark Holdings, Inc.	0.08	33,888	—
USD	BOA	253,109	09/30/22	Fisker, Inc.	0.08	30,197	—
USD	BOA	58,394	09/26/22	Gol Linhas Aereas Inteligentes AS ADR	0.08	7,230	—
USD	BOA	703,515	09/26/22 - 10/21/22	The Greenbrier Cos., Inc.	0.08	—	96,641
USD	BOA	526,119	10/21/22 - 10/27/22	Guess?, Inc.	0.08	—	37,873
USD	BOA	168,677	09/30/22 - 10/27/22	Hope Bancorp, Inc.	0.08	—	18,799
USD	BOA	82,501	09/30/22	Kaleyra, Inc.	0.08	37,681	—
USD	BOA	260,280	09/26/22 - 10/27/22	KKR Real Estate Finance Trust, Inc. REIT	0.08	21,575	—
USD	BOA	471,194	09/26/22 - 10/27/22	Mesa Laboratories, Inc.	0.08	84,286	—
USD	BOA	282,571	09/30/22	MP Materials Corp.	0.08	—	220,186
USD	BOA	275,782	10/25/22	Patrick Industries, Inc.	0.08	66,360	—
USD	BOA	816,302	09/26/22 - 10/21/22	Pebblebrook Hotel Trust	0.08	—	67,205
USD	BOA	540,020	10/21/22 - 10/27/22	PennyMac Mortgage Investment Trust REIT	0.08	93,449	—
USD	BOA	137,337	09/26/22 - 10/21/22	Redwood Trust, Inc.	0.08	27,351	—
USD	BOA	888,954	09/26/22 - 10/21/22	Sirius XM Holdings, Inc.	0.08	—	77,282
USD	BOA	141,921	10/21/22 - 10/27/22	Starwood Property Trust, Inc. REIT	0.08	8,865	—
USD	BOA	261,412	10/21/22	Two Harbors Investment Corp. REIT	0.08	47,168	—
USD	BOA	50,850	10/21/22 - 11/1/22	Vishay Intertechnology, Inc.	0.08	772	—
Total gross unrealized appreciation/depreciation on Total Return Swap Agreements						$792,924	$517,986

^	The Portfolio receives depreciation of the referenced entity.
*	The Portfolio pays appreciation and dividends, as well as financing charges at the referenced rate.

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio
Common Stocks | 41.4%
Australia | 0.9%
AGL Energy, Ltd.	2,497	$14,393
BHP Group, Ltd.	696	27,109
Charter Hall Group REIT	671	8,147
Charter Hall Long Wale REIT	929	3,680
CSL, Ltd.	143	28,399
Dexus REIT	3,166	25,766
Healius, Ltd.	2,340	7,620
Northern Star Resources, Ltd.	510	4,042
Rio Tinto PLC	277	21,973
Rio Tinto, Ltd.	181	16,034
Sandfire Resources Ltd.	1,890	7,980
Shopping Centres Australasia Property Group REIT	1,622	3,516
WiseTech Global, Ltd.	182	6,857
		175,516
Belgium | 0.1%
Proximus SADP	214	3,983
UCB SA (*)	28	3,352
Warehouses De Pauw CVA REIT	132	5,688
		13,023
Canada | 1.8%
Alimentation Couche-Tard, Inc.	149	6,712
Birchcliff Energy, Ltd.	1,570	10,499
CAE, Inc. (*)	692	18,047
Canadian National Railway Co.	236	31,657
Canadian Natural Resources, Ltd.	245	15,170
Empire Co., Ltd., Class A	267	9,470
Granite Real Estate Investment Trust	137	10,562
H&R Real Estate Investment Trust	912	9,520
Hydro One, Ltd.	319	8,594
Loblaw Cos., Ltd.	542	48,635
Metro, Inc.	354	20,377
NuVista Energy, Ltd. (*)	1,393	11,778
Quebecor, Inc., Class B	156	3,719
Shopify, Inc., Class A (*)	7	4,734
Suncor Energy, Inc.	1,149	37,407
The Toronto-Dominion Bank	418	33,198
Thomson Reuters Corp.	173	18,783
Tourmaline Oil Corp.	856	39,440
		338,302
China | 0.3%
NXP Semiconductors NV	155	28,687
SITC International Holdings Co., Ltd.	6,000	21,180
Description	Shares	Fair Value
Yangzijiang Shipbuilding Holdings, Ltd.	6,200	$6,975
		56,842
Denmark | 0.3%
AP Moller-Maersk A/S, Class B	2	6,028
Carlsberg A/S, Class B Sponsored ADR	869	21,169
Novo Nordisk A/S, Class B	271	30,012
		57,209
France | 1.1%
Arkema SA	67	7,993
BNP Paribas SA	675	38,433
Bureau Veritas SA ADR (*)	318	18,116
Cie de Saint-Gobain	347	20,650
Cie Generale des Etablissements Michelin SCA	28	3,783
Electricite de France SA	1,052	9,911
Hermes International	2	2,837
Legrand SA ADR	926	17,557
LVMH Moet Hennessy Louis Vuitton SE ADR	161	22,955
Orange SA	799	9,448
Pernod Ricard SA Sponsored ADR	509	22,299
Societe Generale SA	578	15,463
Thales SA Sponsored ADR	891	22,355
		211,800
Germany | 0.7%
Allianz SE	81	19,342
Covestro AG	227	11,470
Daimler Truck Holding AG (*)	181	5,028
Deutsche Bank AG (*)	649	8,287
Deutsche Post AG	986	47,346
Mercedes-Benz Group AG	77	5,408
Merck KGaA Sponsored ADR	555	23,205
Nemetschek SE	70	6,791
		126,877
Hong Kong | 0.2%
AIA Group, Ltd. Sponsored ADR	498	20,836
Orient Overseas International, Ltd.	500	13,289
Swire Pacific, Ltd., Class A	1,000	6,102
		40,227
Israel | 0.2%
Bezeq The Israeli Telecommunication Corp., Ltd. (*)	6,374	10,917
Perion Network, Ltd. (*)	402	9,041
ZIM Integrated Shipping Services, Ltd.	162	11,779
		31,737
Italy | 0.1%
A2A SpA	3,969	6,801

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Enel SpA	1,015	$6,778
		13,579
Japan | 2.8%
AGC, Inc.	100	3,997
Ajinomoto Co., Inc.	100	2,840
Chubu Electric Power Co., Inc.	400	4,144
Cosmo Energy Holdings Co., Ltd.	400	8,633
Dai-ichi Life Holdings, Inc.	1,300	26,447
Daiwa House Industry Co., Ltd.	700	18,288
Electric Power Development Co., Ltd.	2,500	35,812
ENEOS Holdings, Inc.	5,100	19,168
FUJIFILM Holdings Corp.	100	6,118
H.U. Group Holdings, Inc.	300	7,127
Japan Post Bank Co., Ltd.	3,900	31,411
Japan Post Holdings Co., Ltd.	9,300	68,312
Japan Post Insurance Co., Ltd.	600	10,496
Japan Real Estate Investment Corp. REIT	1	5,240
KDDI Corp.	300	9,854
Kyushu Electric Power Co., Inc.	700	4,695
Lawson, Inc.	100	3,822
McDonald’s Holdings Co. Japan, Ltd.	300	12,495
Mitsubishi Electric Corp.	1,800	20,718
Mitsubishi UFJ Financial Group, Inc.	1,700	10,552
Mitsui & Co., Ltd.	300	8,172
Mitsui Chemicals, Inc.	500	12,595
NGK Spark Plug Co., Ltd.	400	6,437
Nihon Kohden Corp.	100	2,403
Nintendo Co., Ltd. ADR	438	27,555
Nippon Express Holdings, Inc.	100	6,874
Nippon Telegraph & Telephone Corp.	200	5,811
Nisshinbo Holdings, Inc.	1,500	13,011
Olympus Corp. Sponsored ADR (*)	1,072	20,561
Osaka Gas Co., Ltd.	800	13,734
Panasonic Corp.	1,000	9,684
Rengo Co., Ltd.	500	3,197
Shimano, Inc. ADR	892	20,400
Sumitomo Chemical Co., Ltd.	3,200	14,669
Sumitomo Mitsui Financial Group, Inc.	200	6,383
The Hachijuni Bank, Ltd.	1,000	3,319
Tohoku Electric Power Co., Inc.	400	2,340
Tokyo Gas Co., Ltd.	1,000	18,318
Toyota Motor Corp.	500	8,957
Yamazaki Baking Co., Ltd.	300	3,688
		518,277
Description	Shares	Fair Value
Malta | 0.0%
Kindred Group PLC	518	$5,652
Netherlands | 0.8%
Adyen NV (*)	3	5,927
ASML Holding NV	16	10,672
Eurocommercial Properties NV REIT	434	11,869
EXOR NV	129	9,839
Shell PLC	1,742	47,807
Wolters Kluwer NV	114	12,135
Wolters Kluwer NV Sponsored ADR	474	50,500
		148,749
New Zealand | 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	154	2,588
Mainfreight, Ltd.	50	2,891
Spark New Zealand, Ltd.	1,088	3,447
		8,926
Norway | 0.1%
Orkla ASA	843	7,497
Telenor ASA	187	2,688
		10,185
Portugal | 0.0%
Jeronimo Martins SGPS SA (*)	205	4,911
South Africa | 0.0%
Anglo American PLC	72	3,713
Spain | 0.2%
Banco Santander SA	2,074	7,037
Corporacion Financiera Alba SA	20	1,167
Iberdrola SA (*)	1,577	17,165
Industria de Diseno Textil SA ADR	1,152	12,557
		37,926
Sweden | 0.6%
Assa Abloy AB ADR	1,345	18,077
Epiroc AB ADR	1,891	40,316
Hexagon AB ADR	2,435	34,066
Lundin Energy AB	413	17,509
Telefonaktiebolaget LM Ericsson, B Shares	617	5,645
		115,613
Switzerland | 1.0%
ABB, Ltd. Sponsored ADR	909	29,397
PSP Swiss Property AG	56	7,350
Roche Holding AG	241	95,310
Swatch Group AG ADR	1,878	26,517
Swisscom AG	24	14,409
Tecan Group AG	6	2,365

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
UBS Group AG	388	$7,580
		182,928
United Kingdom | 1.5%
Barclays PLC	8,695	16,891
BP PLC	2,179	10,649
Coca-Cola Europacific Partners PLC	434	21,097
Diageo PLC Sponsored ADR	285	57,895
Howden Joinery Group PLC	292	2,929
HSBC Holdings PLC	675	4,625
J Sainsbury PLC	1,824	6,040
National Grid PLC	430	6,605
Natwest Group PLC	6,087	17,128
RELX PLC Sponsored ADR	1,343	41,767
SSE PLC	217	4,969
Standard Chartered PLC	4,209	27,911
Unilever PLC Sponsored ADR	736	33,539
Virgin Money UK PLC	3,545	8,036
Vodafone Group PLC	8,440	13,847
		273,928
United States | 28.6%
Accenture PLC, Class A	237	79,924
Activision Blizzard, Inc.	65	5,207
Adobe, Inc. (*)	24	10,935
Adtalem Global Education, Inc. (*)	201	5,972
Advanced Micro Devices, Inc. (*)	157	17,166
AGCO Corp.	47	6,863
Agilent Technologies, Inc.	75	9,925
Akamai Technologies, Inc. (*)	60	7,163
Alleghany Corp. (*)	5	4,235
Allison Transmission Holdings, Inc.	80	3,141
Alphabet, Inc., Class A (*)	31	86,222
Alphabet, Inc., Class C (*)	49	136,857
Amazon.com, Inc. (*)	37	120,618
Amdocs, Ltd.	79	6,495
AMERCO	21	12,536
American Electric Power Co., Inc.	77	7,682
American Express Co.	102	19,074
American International Group, Inc.	256	16,069
AmerisourceBergen Corp.	35	5,415
Amgen, Inc.	47	11,366
AMN Healthcare Services, Inc. (*)	52	5,425
Amphenol Corp., Class A	442	33,305
Anthem, Inc.	70	34,385
Aon PLC, Class A	176	57,311
APA Corp.	188	7,770
Apple, Inc.	2,008	350,617
Description	Shares	Fair Value
Applied Materials, Inc.	153	$20,165
Assurant, Inc.	26	4,728
Automatic Data Processing, Inc.	56	12,742
AutoZone, Inc. (*)	14	28,624
Avery Dennison Corp.	94	16,353
Bank of America Corp.	803	33,100
Baxter International, Inc.	123	9,537
Becton, Dickinson & Co.	38	10,108
Berkshire Hathaway, Inc., Class B (*)	28	9,881
BJ’s Wholesale Club Holdings, Inc. (*)	195	13,184
Booz Allen Hamilton Holding Corp.	379	33,291
Boston Scientific Corp. (*)	620	27,460
Bristol-Myers Squibb Co.	392	28,628
Broadcom, Inc.	65	40,929
BRP, Inc.	295	24,128
Brunswick Corp.	85	6,876
Cadence Design Systems, Inc. (*)	179	29,438
Cboe Global Markets, Inc.	24	2,746
Cerner Corp.	46	4,304
CF Industries Holdings, Inc.	106	10,924
Charter Communications, Inc., Class A (*)	23	12,547
Chubb, Ltd.	22	4,706
Cigna Corp.	52	12,460
Cisco Systems, Inc.	339	18,903
Citigroup, Inc.	318	16,981
Citizens Financial Group, Inc.	308	13,962
CMS Energy Corp.	53	3,707
Cognizant Technology Solutions Corp., Class A	582	52,188
Colgate-Palmolive Co.	261	19,792
Comcast Corp., Class A	624	29,216
Corteva, Inc.	65	3,736
CorVel Corp. (*)	25	4,211
Costco Wholesale Corp.	47	27,065
Coterra Energy, Inc.	359	9,682
Crowdstrike Holdings, Inc., Class A (*)	33	7,494
CSG Systems International, Inc.	64	4,068
Cushman & Wakefield PLC (*)	459	9,414
CVS Health Corp.	338	34,209
D.R. Horton, Inc.	47	3,502
Danaher Corp.	26	7,627
Darden Restaurants, Inc.	57	7,578
Darling Ingredients, Inc. (*)	85	6,832
DaVita, Inc. (*)	62	7,013
Deere & Co.	66	27,420
Diamondback Energy, Inc.	68	9,321
Dick’s Sporting Goods, Inc.	57	5,701

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Digital Realty Trust, Inc. REIT	43	$6,097
DocuSign, Inc. (*)	41	4,392
Dolby Laboratories, Inc., Class A	39	3,051
Dollar General Corp.	211	46,975
Dow, Inc.	142	9,048
Duke Energy Corp.	30	3,350
Electronic Arts, Inc.	24	3,036
Eli Lilly & Co.	230	65,865
EPAM Systems, Inc. (*)	26	7,712
Equitable Holdings, Inc.	187	5,780
Everest Re Group, Ltd.	13	3,918
Evergy, Inc.	165	11,276
Exlservice Holdings, Inc. (*)	35	5,014
Expedia Group, Inc. (*)	90	17,610
Extra Space Storage, Inc. REIT	40	8,224
FactSet Research Systems, Inc.	40	17,366
FedEx Corp.	30	6,942
Fidelity National Financial, Inc.	166	8,107
First Citizens BancShares, Inc., Class A	9	5,990
Flagstar Bancorp, Inc.	164	6,954
Flowers Foods, Inc.	466	11,981
FNB Corp.	706	8,790
Fortinet, Inc. (*)	52	17,770
FOX Corp., Class B	485	17,596
FOX Corp., Class A	308	12,151
General Mills, Inc.	69	4,673
Gilead Sciences, Inc.	103	6,123
GlaxoSmithKline PLC	2,891	62,341
Goldman Sachs Group, Inc.	18	5,942
Grand Canyon Education, Inc. (*)	42	4,079
HCA Healthcare, Inc.	146	36,591
Henry Schein, Inc. (*)	40	3,488
Home Depot, Inc.	171	51,185
Honeywell International, Inc.	121	23,544
Hormel Foods Corp.	66	3,402
Houlihan Lokey, Inc.	33	2,897
ICU Medical, Inc. (*)	23	5,121
Incyte Corp. (*)	48	3,812
Ingles Markets, Inc., Class A	48	4,274
Intel Corp.	684	33,899
Inter Parfums, Inc.	34	2,994
Intercontinental Exchange, Inc.	459	60,643
International Game Technology PLC	260	6,417
IQVIA Holdings, Inc. (*)	240	55,490
Jack Henry & Associates, Inc.	40	7,882
JB Hunt Transport Services, Inc.	102	20,481
Description	Shares	Fair Value
Johnson & Johnson	519	$91,982
JPMorgan Chase & Co.	64	8,724
Kellogg Co.	181	11,673
Keysight Technologies, Inc. (*)	134	21,168
Kforce, Inc.	46	3,403
KLA Corp.	19	6,955
Laboratory Corp. of America Holdings (*)	94	24,784
Life Storage, Inc. REIT	105	14,745
Lockheed Martin Corp.	182	80,335
Lowe’s Cos., Inc.	227	45,897
Magnolia Oil & Gas Corp., Class A	400	9,460
Markel Corp. (*)	3	4,426
Matson, Inc.	47	5,669
MaxLinear, Inc. (*)	122	7,119
McDonald’s Corp.	229	56,627
Medtronic PLC	99	10,984
Merck & Co., Inc.	318	26,092
Meta Platforms, Inc., Class A (*)	66	14,676
MetLife, Inc.	332	23,333
Mettler-Toledo International, Inc. (*)	9	12,359
Micron Technology, Inc.	82	6,387
Microsoft Corp.	1,021	314,785
Molina Healthcare, Inc. (*)	22	7,339
Monolithic Power Systems, Inc.	32	15,542
Moody’s Corp.	40	13,496
Motorola Solutions, Inc.	261	63,214
National Fuel Gas Co.	51	3,504
Netflix, Inc. (*)	50	18,730
News Corp. Class A	773	17,122
NIKE, Inc., Class B	242	32,564
Northrop Grumman Corp.	11	4,919
NRG Energy, Inc.	329	12,620
Nucor Corp.	102	15,162
NVIDIA Corp.	289	78,857
NVR, Inc. (*)	1	4,467
O’Reilly Automotive, Inc. (*)	32	21,919
Old Dominion Freight Line, Inc.	102	30,465
Omnicom Group, Inc.	74	6,281
Otter Tail Corp.	70	4,375
Ovintiv, Inc.	255	13,788
Owens Corning	80	7,320
Paychex, Inc.	277	37,802
Paycom Software, Inc. (*)	17	5,888
PepsiCo, Inc.	88	14,729
Pfizer, Inc.	834	43,176
Philip Morris International, Inc.	261	24,518

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Piedmont Office Realty Trust, Inc. REIT Class A	442	$7,611
Pinnacle West Capital Corp.	97	7,576
PNM Resources, Inc.	71	3,385
Portland General Electric Co.	112	6,177
Power Integrations, Inc.	37	3,429
PPL Corp. N Ap	235	6,712
Premier, Inc., Class A	95	3,381
PTC, Inc. (*)	236	25,422
Public Storage REIT	31	12,099
QUALCOMM, Inc.	349	53,334
Quidel Corp. (*)	29	3,261
Regeneron Pharmaceuticals, Inc. (*)	5	3,492
Regions Financial Corp.	421	9,371
Republic Services, Inc.	399	52,867
ResMed, Inc.	23	5,578
Rockwell Automation, Inc.	95	26,603
Roku, Inc. (*)	19	2,380
S&P Global, Inc.	141	57,835
SBA Communications Corp. REIT	23	7,914
Service Corp. International	107	7,043
ServiceNow, Inc. (*)	28	15,593
Sirius XM Holdings, Inc.	542	3,588
SLM Corp.	180	3,305
Southwest Gas Holdings, Inc. (*)	77	6,028
Starbucks Corp.	36	3,275
State Street Corp.	253	22,041
Steel Dynamics, Inc.	121	10,095
Stellantis NV	909	14,741
Sturm Ruger & Co., Inc.	62	4,316
Synopsys, Inc. (*)	268	89,316
Target Corp.	218	46,264
Tecnoglass, Inc.	325	8,203
Teradyne, Inc.	64	7,567
Tesla, Inc. (*)	86	92,674
Tetra Tech, Inc.	20	3,299
Texas Instruments, Inc.	225	41,283
Texas Pacific Land Corp.	5	6,761
The Bank of New York Mellon Corp.	417	20,696
The Charles Schwab Corp.	412	34,736
The Coca-Cola Co.	981	60,822
The Hartford Financial Services Group, Inc.	59	4,237
The Hershey Co.	134	29,028
The Interpublic Group of Cos., Inc.	306	10,848
The Kroger Co.	59	3,385
The Mosaic Co.	263	17,490
Description	Shares	Fair Value
The Procter & Gamble Co.	440	$67,232
The Progressive Corp.	31	3,534
The TJX Cos., Inc.	48	2,908
The Toro Co.	33	2,821
The Travelers Cos., Inc.	18	3,289
Thermo Fisher Scientific, Inc.	101	59,656
TopBuild Corp. (*)	65	11,790
Tractor Supply Co.	47	10,968
Tyson Foods, Inc., Class A	289	25,903
UMH Properties, Inc. REIT	272	6,688
United Parcel Service, Inc., Class B	102	21,875
UnitedHealth Group, Inc.	150	76,495
Verizon Communications, Inc.	2,062	105,038
Vertex Pharmaceuticals, Inc. (*)	37	9,656
Virtu Financial, Inc., Class A	195	7,258
Visa, Inc., Class A	220	48,789
VMware, Inc., Class A	113	12,867
Walmart, Inc.	129	19,211
Warner Music Group Corp., Class A	369	13,967
Washington Federal, Inc.	448	14,703
WD-40 Co.	13	2,382
Wells Fargo & Co.	445	21,565
WW Grainger, Inc.	78	40,232
Zoetis, Inc.	268	50,542
		5,312,242
Total Common Stocks (Cost $5,992,259)		7,688,162

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 20.1%
Australia | 0.8%
Telstra Corp., Ltd. MTN, 4.000%, 04/19/27	AUD	200	$151,209
Canada | 0.8%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	165	151,791
Germany | 0.6%
Mercedes-Benz Group AG, 0.750%, 09/10/30	EUR	110	114,073
Netherlands | 0.6%
ING Groep NV MTN, 1.125% (SONIA + 0.905%), 12/07/28 (§)	GBP	100	117,656
Switzerland | 0.3%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	52	55,398

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
United States | 17.0%
Adobe, Inc., 2.300%, 02/01/30	USD	115	$108,805
Alphabet, Inc., 1.100%, 08/15/30	USD	115	100,499
Amazon.com, Inc., 3.150%, 08/22/27	USD	115	116,475
American Express Co., 3.300%, 05/03/27	USD	110	110,526
Amgen, Inc., 3.000%, 02/22/29	USD	110	107,984
Apple, Inc., 3.000%, 06/20/27	USD	115	116,324
Ball Corp., 4.875%, 03/15/26	USD	65	67,310
Bank of America Corp.:
1.486% (SOFR + 1.460%), 05/19/24 (§)	USD	65	64,051
1.978% (CDOR 3 Month + 0.600%), 09/15/27 (§)	CAD	140	102,971
Citigroup, Inc., 1.281% (SOFR + 0.528%), 11/03/25 (§)	USD	110	104,677
Clean Harbors, Inc., 4.875%, 07/15/27	USD	65	64,838
DaVita, Inc., 4.625%, 06/01/30	USD	55	51,359
Dell International LLC, 5.300%, 10/01/29	USD	90	98,032
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	170	132,845
Johnson Controls International PLC, 1.750%, 09/15/30	USD	115	102,669
JPMorgan Chase & Co., 3.540% (USD LIBOR 3 Month + 1.380%), 05/01/28 (§)	USD	145	145,379
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	108	109,260
McDonald’s Corp., 3.125%, 03/04/25	CAD	105	83,607
Microsoft Corp., 3.500%, 11/15/42	USD	50	51,154
Morgan Stanley, 3.625%, 01/20/27	USD	115	115,989
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	USD	75	71,042
PepsiCo, Inc., 2.875%, 10/15/49	USD	60	55,582
Pfizer, Inc., 2.625%, 04/01/30	USD	110	106,796
Prologis LP REIT, 1.250%, 10/15/30	USD	180	153,253
Description	Security Currency	Principal Amount (000)	Fair Value
Schneider Electric SE, 2.950%, 09/27/22	USD	60	$60,438
Service Corp. International, 4.625%, 12/15/27	USD	70	70,612
Starbucks Corp., 4.450%, 08/15/49	USD	50	53,437
The Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	135	116,948
The Home Depot, Inc., 5.875%, 12/16/36	USD	50	63,331
The Procter & Gamble Co., 1.200%, 10/29/30	USD	65	56,609
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	115	106,659
United Rentals North America, Inc., 4.875%, 01/15/28	USD	65	66,027
Verizon Communications, Inc., 3.875%, 02/08/29	USD	129	134,204
Visa, Inc., 0.750%, 08/15/27	USD	90	81,517
			3,151,209
Total Corporate Bonds (Cost $3,874,429)			3,741,336
Foreign Government Obligations | 20.7%
Australia | 1.1%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	165	105,978
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	165	105,608
			211,586
Bahamas | 0.4%
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	95	77,473
Canada | 3.1%
City of Vancouver, 2.900%, 11/20/25	CAD	110	88,329
Export Development Canada, 1.650%, 07/31/24	CAD	170	133,386
Province of British Columbia Canada, 3.200%, 06/18/44	CAD	125	98,474
Province of Quebec:
2.500%, 04/20/26	USD	110	108,912
1.850%, 02/13/27	CAD	200	153,275
			582,376
Chile | 1.6%
Bonos de la Tesoreria de la Republica en pesos:
5.800%, 06/01/24	CLP	75,000	93,550

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
2.300%, 10/01/28	CLP	100,000	$100,278
Republic of Chile, 0.830%, 07/02/31	EUR	100	101,222
			295,050
Colombia | 0.5%
Republic of Colombia, 9.850%, 06/28/27	COP	307,000	83,494
Czech Republic | 0.7%
Czech Republic, 1.000%, 06/26/26	CZK	3,420	135,373
Hungary | 0.7%
Hungary Government Bonds, 2.750%, 12/22/26	HUF	31,740	81,404
Hungary Government International Bond, 1.750%, 06/05/35	EUR	50	51,659
			133,063
Italy | 0.8%
Italy Buoni Poliennali Del Tesoro, 1.450%, 03/01/36	EUR	140	142,116
Japan | 1.0%
Japan International Cooperation Agency, 1.750%, 04/28/31	USD	200	183,323
Mexico | 1.1%
Mexican Bonos:
8.000%, 09/05/24	MXN	2,000	99,689
7.500%, 06/03/27	MXN	2,140	103,608
United Mexican States, 6.750%, 02/06/24	GBP	5	6,986
			210,283
New Zealand | 3.6%
Housing New Zealand, Ltd. MTN, 3.420%, 10/18/28	NZD	130	87,802
New Zealand Local Government Funding Agency Bonds:
2.250%, 04/15/24	NZD	405	274,425
1.500%, 04/20/29	NZD	340	201,884
2.000%, 04/15/37	NZD	190	100,665
			664,776
Norway | 0.6%
Oslo Kommune, 2.350%, 09/04/24	NOK	1,000	112,299
Panama | 0.9%
Republic of Panama, 8.875%, 09/30/27	USD	135	172,192
Peru | 0.8%
Peru Government Bonds:
6.150%, 08/12/32	PEN	394	103,199
Description	Security Currency	Principal Amount (000)	Fair Value
3.000%, 01/15/34	USD	50	$46,850
			150,049
Poland | 0.5%
Poland Government Bonds, 2.020% (WIBOR 6 Month), 05/25/28 (§)	PLN	435	99,212
Singapore | 0.6%
Singapore Government Bond, 3.375%, 09/01/33	SGD	125	100,758
Spain | 0.7%
Spain Government Bond, 1.000%, 07/30/42	EUR	140	133,913
Thailand | 0.6%
Thailand Government Bonds, 1.585%, 12/17/35	THB	4,035	103,118
United Kingdom | 1.4%
United Kingdom Gilt:
0.875%, 07/31/33	GBP	85	102,392
1.750%, 09/07/37	GBP	80	104,104
1.500%, 07/22/47	GBP	35	43,139
			249,635
Total Foreign Government Obligations (Cost $4,057,583)			3,840,089
Quasi Government Bonds | 0.8%
Germany | 0.8%
Kreditanstalt fuer Wiederaufbau, 1.750%, 09/14/29 (Cost $165,136)	USD	165	156,777
Supranational Bonds | 5.5%
Asian Development Bank, 2.125%, 03/19/25	USD	103	101,948
European Investment Bank, 1.000%, 01/28/28	CAD	160	115,306
Inter-American Development Bank, 7.875%, 03/14/23	IDR	2,820,000	203,099
International Bank for Reconstruction & Development:
1.900%, 01/16/25	CAD	205	160,801
2.900%, 11/26/25	AUD	135	100,592
1.125%, 09/13/28	USD	57	52,224
International Bank for Reconstruction & Development MTN, 1.250%, 03/16/26	NOK	930	99,862
International Finance Corp.:
2.125%, 04/07/26	USD	85	83,702
1.500%, 04/15/35	AUD	172	100,330
Total Supranational Bonds (Cost $1,043,023)			1,017,864

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
US Municipal Bonds | 1.1%
California | 0.9%
State of California, 7.550%, 04/01/39	USD	105	$155,699
New York | 0.2%
New York State Urban Development Corp., Series B, 3.900%, 03/15/33	USD	40	41,182
Total US Municipal Bonds (Cost $215,232)			196,881
US Treasury Securities | 1.5%
U.S. Treasury Bond, 1.750%, 08/15/41 (Cost $291,018)	USD	320	277,350

Description	Shares	Fair Value
Exchange-Traded Funds | 4.3%
iShares MSCI World ETF (Cost $521,286)	6,186	$792,798
Short-Term Investments | 6.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $1,139,695)	1,139,695	1,139,695
Total Investments | 101.5% (Cost $17,299,661) (»)		$18,850,952
Liabilities in Excess of Cash and Other Assets | (1.5)%		(282,323)
Net Assets | 100.0%		$18,568,629

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2022:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	13,969	USD	10,000	HSB	04/13/22	$454	$—
AUD	25,407	USD	18,300	HSB	04/13/22	714	—
AUD	33,050	USD	24,400	HSB	04/13/22	333	—
AUD	34,872	USD	24,900	HSB	04/13/22	1,197	—
AUD	56,076	USD	39,900	HSB	04/13/22	2,066	—
AUD	75,850	USD	55,674	HSB	04/13/22	1,089	—
AUD	7,281	USD	5,300	JPM	04/13/22	149	—
CAD	29,038	USD	23,000	CIT	04/13/22	227	—
CAD	46,640	USD	36,800	HSB	04/13/22	506	—
CAD	74,777	USD	59,163	HSB	04/13/22	649	—
CAD	819,194	USD	653,106	HSB	04/13/22	2,143	—
CAD	12,235	USD	9,500	JPM	04/13/22	286	—
CAD	22,460	USD	17,600	JPM	04/13/22	365	—
CAD	34,889	USD	27,500	JPM	04/13/22	407	—
CAD	61,571	USD	48,800	JPM	04/13/22	449	—
CHF	10,305	USD	11,200	HSB	04/13/22	—	45
CHF	13,206	USD	14,400	HSB	04/13/22	—	105
CHF	17,886	USD	19,100	HSB	04/13/22	261	—
CHF	58,577	USD	64,251	HSB	04/13/22	—	842
CHF	3,522	USD	3,800	JPM	04/13/22	12	—
CHF	7,328	USD	8,000	MSC	04/13/22	—	67
CLP	8,090,000	USD	10,000	CIT	04/13/22	267	—
CNH	419,925	USD	66,000	HSB	04/13/22	49	—
CNH	430,770	USD	67,429	HSB	04/13/22	326	—
CNH	544,051	USD	85,600	HSB	04/13/22	—	27
CNH	696,567	USD	109,100	HSB	04/13/22	462	—
CNH	162,021	USD	25,200	HSB	06/02/22	207	—
CNH	2,412,973	USD	373,275	HSB	06/02/22	5,109	—
CNH	188,318	USD	29,700	JPM	04/13/22	—	80
CNH	955,335	USD	149,900	JPM	04/13/22	363	—
CZK	65,445	USD	3,000	HSB	04/13/22	—	37
CZK	86,059	USD	4,000	HSB	04/13/22	—	104
CZK	111,961	USD	5,200	HSB	04/13/22	—	131
CZK	301,989	USD	12,980	HSB	04/13/22	692	—
CZK	1,436,066	USD	62,609	HSB	04/13/22	2,405	—
CZK	23,286	USD	1,000	JPM	04/13/22	54	—
CZK	116,047	USD	5,200	JPM	04/13/22	54	—
CZK	654,612	USD	29,900	JPM	04/13/22	—	264
EUR	149,201	USD	169,000	CIT	04/13/22	—	3,905
EUR	474,332	USD	538,257	CIT	04/13/22	—	13,396
EUR	20,858	USD	23,603	HSB	04/13/22	—	523
EUR	23,539	USD	26,116	HSB	04/13/22	—	69
EUR	188,834	USD	215,200	HSB	04/13/22	—	6,250
EUR	242,672	USD	274,800	HSB	04/13/22	—	6,278
EUR	263,786	USD	299,331	HSB	04/13/22	—	7,445
EUR	288,833	USD	320,800	HSB	04/13/22	—	1,198

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	58,338	USD	63,700	JPM	04/13/22	$853	$—
EUR	97,358	USD	108,700	JPM	04/13/22	—	970
EUR	57,335	USD	63,508	JPM	06/29/22	134	—
GBP	20,286	USD	27,108	HSB	04/13/22	—	462
GBP	46,502	USD	63,100	HSB	04/13/22	—	2,017
GBP	69,362	USD	94,265	HSB	04/13/22	—	3,155
GBP	12,670	USD	16,600	JPM	04/13/22	43	—
GBP	29,616	USD	40,000	JPM	04/13/22	—	1,098
GBP	35,988	USD	48,900	JPM	04/13/22	—	1,627
GBP	62,265	USD	81,900	JPM	04/13/22	—	112
HUF	1,532,819	USD	4,457	HSB	04/13/22	153	—
HUF	638,669	USD	2,000	JPM	04/13/22	—	79
HUF	1,228,419	USD	3,900	JPM	04/13/22	—	205
HUF	3,458,488	USD	11,088	JPM	04/13/22	—	686
HUF	11,285,620	USD	34,000	JPM	04/13/22	—	58
HUF	24,902,118	USD	76,067	JPM	04/13/22	—	1,172
IDR	167,701,200	USD	11,600	JPM	04/28/22	83	—
INR	385,662	USD	5,100	JPM	04/28/22	—	39
INR	1,230,813	USD	16,300	JPM	04/28/22	—	149
INR	1,717,927	USD	22,819	JPM	04/28/22	—	276
JPY	12,057,530	USD	106,000	CIT	04/13/22	—	6,942
JPY	17,878,240	USD	156,648	CIT	04/13/22	—	9,770
JPY	16,342,558	USD	141,700	HSB	04/13/22	—	7,438
JPY	19,834,363	USD	173,500	HSB	04/13/22	—	10,552
JPY	68,130,504	USD	597,002	HSB	04/13/22	—	37,279
JPY	5,314,864	USD	46,100	JPM	04/13/22	—	2,436
JPY	5,682,620	USD	49,200	JPM	04/13/22	—	2,515
JPY	28,739,033	USD	242,300	JPM	04/13/22	—	6,196
KRW	9,590,960	USD	8,000	JPM	04/28/22	—	109
KRW	14,609,500	USD	12,200	JPM	04/28/22	—	181
KRW	24,302,620	USD	20,200	JPM	04/28/22	—	206
KRW	77,877,737	USD	65,272	JPM	04/28/22	—	1,202
MXN	20,916	USD	1,000	HSB	04/13/22	50	—
MXN	25,323	USD	1,229	HSB	04/13/22	42	—
MXN	251,042	USD	12,200	JPM	04/13/22	402	—
MXN	1,137,696	USD	54,000	JPM	04/13/22	3,111	—
NOK	850,772	USD	97,946	HSB	04/13/22	—	1,319
NOK	8,943	USD	1,000	JPM	04/13/22	16	—
NOK	167,862	USD	19,100	JPM	04/13/22	—	35
NOK	827,459	USD	92,900	JPM	04/13/22	1,079	—
NZD	5,987	USD	4,000	HSB	04/13/22	149	—
NZD	13,882	USD	9,200	HSB	04/13/22	420	—
NZD	9,137	USD	6,100	HSB	05/10/22	229	—
NZD	3,085	USD	2,100	JPM	04/13/22	38	—
NZD	12,632	USD	8,700	JPM	04/13/22	54	—
NZD	13,606	USD	9,000	JPM	05/10/22	424	—

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
PLN	7,931	USD	2,000	HSB	04/13/22	$—	$114
PLN	12,213	USD	3,000	HSB	04/13/22	—	96
PLN	20,975	USD	5,200	HSB	04/13/22	—	212
PLN	24,446	USD	5,654	HSB	04/13/22	159	—
PLN	27,587	USD	6,913	HSB	04/13/22	—	352
PLN	104,906	USD	25,000	HSB	04/13/22	—	52
PLN	1,340	USD	300	JPM	04/13/22	19	—
RON	22,231	USD	5,100	HSB	04/13/22	—	129
RON	28,559	USD	6,500	HSB	04/13/22	—	114
RON	52,784	USD	12,000	HSB	04/13/22	—	198
RON	458,917	USD	99,955	HSB	04/13/22	2,657	—
RON	226,043	USD	50,100	HSB	07/13/22	—	177
RON	55,009	USD	12,012	JPM	04/13/22	288	—
RON	197,376	USD	45,407	JPM	04/13/22	—	1,275
RUB	735,806	USD	9,407	JPM	04/13/22	—	496
SEK	36,981	USD	4,000	HSB	04/13/22	—	66
SEK	47,250	USD	5,100	HSB	04/13/22	—	74
SEK	59,731	USD	6,500	HSB	04/13/22	—	146
SEK	264,953	USD	29,430	HSB	04/13/22	—	1,246
SEK	16,868	USD	1,700	JPM	04/13/22	94	—
SEK	81,755	USD	8,700	JPM	04/13/22	—	4
SGD	9,533	USD	7,100	HSB	04/13/22	—	67
SGD	12,395	USD	9,200	HSB	04/13/22	—	55
SGD	956	USD	700	JPM	04/13/22	5	—
SGD	4,602	USD	3,400	JPM	04/13/22	—	5
SGD	6,720	USD	5,000	JPM	04/13/22	—	42
THB	128,830	USD	4,000	HSB	04/12/22	—	125
THB	187,438	USD	5,746	HSB	04/12/22	—	109
THB	46,523	USD	1,400	JPM	04/12/22	—	1
USD	13,458	AUD	18,372	HSB	04/13/22	—	292
USD	15,724	AUD	22,269	HSB	04/13/22	—	941
USD	36,974	AUD	51,525	HSB	04/13/22	—	1,585
USD	48,070	AUD	67,353	HSB	04/13/22	—	2,336
USD	188,866	AUD	260,560	HSB	04/13/22	—	6,130
USD	7,900	AUD	10,902	JPM	04/13/22	—	259
USD	12,494	AUD	17,324	JPM	04/13/22	—	471
USD	26,001	AUD	36,109	JPM	04/13/22	—	1,023
USD	32,000	AUD	45,064	JPM	04/13/22	—	1,725
USD	76,292	AUD	102,647	JPM	04/13/22	—	526
USD	155,258	AUD	206,320	JPM	04/13/22	853	—
USD	491,690	CAD	616,684	CIT	04/13/22	—	1,577
USD	39,824	CAD	50,161	CIT	06/29/22	—	291
USD	42,807	CAD	54,855	HSB	04/13/22	—	1,070
USD	83,655	CAD	105,243	HSB	04/13/22	—	526
USD	138,667	CAD	176,006	HSB	04/13/22	—	2,115
USD	14,300	CAD	18,232	JPM	04/13/22	—	283
USD	33,562	CAD	42,445	JPM	04/13/22	—	388

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	85,713	CAD	107,954	JPM	04/13/22	$—	$636
USD	104,111	CAD	131,547	JPM	04/13/22	—	1,109
USD	113,428	CAD	143,923	JPM	04/13/22	—	1,692
USD	559,233	CAD	701,433	JPM	04/13/22	—	1,823
USD	5,800	CHF	5,323	JPM	04/13/22	38	—
USD	6,942	CHF	6,443	SSB	06/29/22	—	57
USD	10,000	CLP	8,092,700	CIT	04/13/22	—	270
USD	14,994	CLP	11,969,359	CIT	04/13/22	—	196
USD	20,414	CLP	16,429,936	CIT	04/13/22	—	436
USD	38,500	CLP	31,113,775	CIT	04/13/22	—	985
USD	50,000	CLP	41,950,000	CIT	04/13/22	—	3,237
USD	53,039	CLP	44,529,821	CIT	04/13/22	—	3,471
USD	45,000	CNH	285,226	HSB	04/13/22	137	—
USD	12,528	COP	49,685,413	HSB	05/02/22	—	592
USD	24,000	COP	95,832,000	HSB	05/02/22	—	1,305
USD	38,504	COP	146,911,407	HSB	05/02/22	—	290
USD	19,930	CZK	436,507	HSB	04/13/22	168	—
USD	33,774	CZK	724,824	HSB	04/13/22	960	—
USD	97,924	CZK	2,129,069	HSB	04/13/22	1,537	—
USD	2,100	CZK	48,187	JPM	04/13/22	—	82
USD	24,297	CZK	528,517	JPM	04/13/22	370	—
USD	26,763	CZK	577,882	JPM	04/13/22	601	—
USD	11,763	DKK	79,017	SSB	06/29/22	—	27
USD	15,519	EUR	14,004	HSB	04/13/22	23	—
USD	28,079	EUR	24,846	HSB	04/13/22	586	—
USD	48,905	EUR	43,098	HSB	04/13/22	1,216	—
USD	66,948	EUR	58,855	HSB	04/13/22	1,823	—
USD	10,535	EUR	9,567	JPM	04/13/22	—	51
USD	41,600	EUR	37,141	JPM	04/13/22	503	—
USD	47,651	EUR	41,883	JPM	04/13/22	1,306	—
USD	70,969	EUR	64,300	JPM	04/13/22	—	181
USD	98,000	EUR	87,976	JPM	04/13/22	652	—
USD	155,100	EUR	137,348	JPM	04/13/22	3,121	—
USD	12,900	GBP	9,797	HSB	04/13/22	31	—
USD	20,703	GBP	15,328	HSB	04/13/22	569	—
USD	34,008	GBP	25,065	HSB	04/13/22	1,085	—
USD	102,796	GBP	75,639	HSB	04/13/22	3,441	—
USD	25,400	GBP	19,078	JPM	04/13/22	339	—
USD	33,065	GBP	24,290	JPM	04/13/22	1,159	—
USD	44,361	GBP	33,681	JPM	04/13/22	120	—
USD	1,933	GBP	1,459	SSB	06/29/22	17	—
USD	24,201	HUF	7,599,649	HSB	04/13/22	1,345	—
USD	14,097	HUF	4,791,810	JPM	04/13/22	—	314
USD	14,334	HUF	4,606,044	JPM	04/13/22	481	—
USD	18,949	HUF	5,992,521	JPM	04/13/22	926	—
USD	20,000	HUF	6,366,144	JPM	04/13/22	853	—

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	97,518	HUF	30,417,866	JPM	04/13/22	$6,034	$—
USD	17,695	IDR	256,025,212	JPM	04/28/22	—	141
USD	43,685	IDR	628,978,070	JPM	04/28/22	—	132
USD	43,513	INR	3,334,402	JPM	04/28/22	—	241
USD	73,600	JPY	8,446,836	JPM	04/13/22	4,205	—
USD	90,500	JPY	10,917,929	JPM	04/13/22	804	—
USD	80,920	JPY	9,740,434	JPM	06/29/22	717	—
USD	1,483	JPY	178,525	SSB	06/29/22	13	—
USD	3,251	MXN	68,645	HSB	04/13/22	—	195
USD	9,797	MXN	200,738	HSB	04/13/22	—	280
USD	12,118	MXN	252,986	HSB	04/13/22	—	582
USD	54,780	MXN	1,128,477	HSB	04/13/22	—	1,868
USD	17,793	MXN	363,540	JPM	04/13/22	—	456
USD	99,458	MXN	1,986,463	JPM	04/13/22	—	259
USD	12,289	NOK	108,127	HSB	04/13/22	8	—
USD	9,801	NOK	88,080	JPM	04/13/22	—	203
USD	17,461	NOK	152,744	JPM	04/13/22	113	—
USD	278,231	NOK	2,417,460	JPM	04/13/22	3,669	—
USD	37,460	NZD	56,079	HSB	04/13/22	—	1,402
USD	59,217	NZD	89,127	HSB	04/13/22	—	2,547
USD	197,749	NZD	292,558	HSB	04/13/22	—	4,989
USD	12,036	NZD	17,620	HSB	05/10/22	—	168
USD	20,959	NZD	29,939	HSB	05/10/22	222	—
USD	43,064	NZD	62,059	HSB	05/10/22	78	—
USD	70,801	NZD	106,483	HSB	05/10/22	—	2,955
USD	3,100	NZD	4,597	JPM	04/13/22	—	85
USD	40,132	NZD	59,360	JPM	04/13/22	—	1,004
USD	50,548	NZD	75,170	JPM	04/13/22	—	1,544
USD	17,856	NZD	24,991	JPM	05/10/22	546	—
USD	95,277	NZD	137,383	JPM	05/10/22	117	—
USD	40,987	PEN	158,498	CIT	05/02/22	—	1,997
USD	10,668	PEN	40,049	HSB	05/02/22	—	193
USD	15,000	PEN	58,470	HSB	05/02/22	—	857
USD	17,320	PEN	67,002	HSB	05/02/22	—	851
USD	1,000	PLN	4,284	HSB	04/13/22	—	19
USD	8,426	PLN	34,457	HSB	04/13/22	232	—
USD	11,179	PLN	44,628	HSB	04/13/22	566	—
USD	13,559	PLN	54,365	HSB	04/13/22	630	—
USD	20,700	PLN	83,698	HSB	04/13/22	795	—
USD	40,089	PLN	159,985	HSB	04/13/22	2,043	—
USD	20,171	PLN	87,228	JPM	04/13/22	—	573
USD	1,124	RON	4,888	HSB	04/13/22	31	—
USD	2,600	RON	11,629	HSB	04/13/22	—	—
USD	14,189	RON	62,576	HSB	04/13/22	197	—
USD	19,142	RON	83,604	HSB	04/13/22	449	—
USD	23,830	RON	104,373	HSB	04/13/22	493	—
USD	66,100	RON	295,421	HSB	04/13/22	46	—

Lazard Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	58,015	RON	252,384	JPM	04/13/22	$1,583	$—
USD	9,008	RUB	735,806	JPM	04/13/22	97	—
USD	2,600	SEK	25,094	JPM	04/13/22	—	69
USD	4,232	SGD	5,743	HSB	04/13/22	—	5
USD	5,910	SGD	7,986	HSB	04/13/22	18	—
USD	12,993	SGD	17,500	HSB	04/13/22	82	—
USD	1,000	SGD	1,359	JPM	04/13/22	—	2
USD	8,578	SGD	11,526	JPM	04/13/22	74	—
USD	16,603	SGD	22,510	JPM	04/13/22	—	4
USD	18,058	SGD	24,406	JPM	04/13/22	52	—
USD	43,300	SGD	58,823	JPM	04/13/22	—	98
USD	8,000	THB	264,000	HSB	04/12/22	60	—
USD	8,023	THB	266,474	HSB	04/12/22	9	—
USD	11,000	THB	355,055	HSB	04/12/22	321	—
USD	18,378	THB	616,771	HSB	04/12/22	—	171
USD	34,800	THB	1,146,817	HSB	04/12/22	309	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$80,670	$206,388

Description	Shares	Fair Value
Lazard Opportunistic Strategies Portfolio
Exchange-Traded Funds | 83.9%
Commodity | 11.6%
Invesco DB Agriculture Fund	201,855	$4,416,588
iShares Gold Trust	59,307	2,184,277
United States Oil Fund L.P.	23,245	1,722,919
		8,323,784
Equity Funds | 59.2%
First Trust NASDAQ Cybersecurity ETF	59,975	3,185,272
Franklin FTSE Japan ETF	80,286	2,175,751
Health Care Select Sector SPDR Fund	40,638	5,567,000
iShares Core Dividend Growth ETF	53,455	2,855,031
iShares Expanded Tech Sector ETF	4,597	1,786,532
iShares Expanded Tech-Software Sector ETF	4,791	1,652,607
iShares Russell 2000 ETF	11,273	2,314,009
John Hancock Multi-Factor Mid Cap ETF	42,558	2,236,423
Vanguard Consumer Staples ETF	31,731	6,216,420
Vanguard Industrials ETF	21,208	4,124,320
Vanguard MSCI Pacific ETF	25,497	1,888,053
Vanguard S&P 500 ETF	5,322	2,209,535
Vanguard S&P 500 Growth ETF	7,231	1,993,225
Vanguard S&P 500 Value ETF	28,425	4,283,647
		42,487,825
Fixed-Income Funds | 10.1%
iShares 1-3 Year Treasury Bond ETF	34,473	2,873,325
iShares 20+ Year Treasury Bond ETF	33,116	4,373,961
		7,247,286
Specialty | 3.0%
Invesco DB US Dollar Index Bullish Fund	83,474	2,195,366
Total Exchange-Traded Funds (Cost $51,442,779)		60,254,261
Short-Term Investments | 16.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $11,950,275)	11,950,275	11,950,275
Total Investments | 100.6% (Cost $63,393,054)		$72,204,536
Liabilities in Excess of Cash and Other Assets | (0.6)%		(435,914)
Net Assets | 100.0%		$71,768,622

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•)
Common Stocks | 60.2%
Australia | 2.3%
Abacus Property Group REIT	10,742	$26,387
Atlas Arteria, Ltd.	39,565	192,451
Charter Hall Group REIT	8,778	106,577
Dexus REIT	17,040	138,675
Goodman Group REIT	9,201	156,277
Growthpoint Properties Australia, Ltd. REIT	23,094	74,937
Ingenia Communities Group REIT	11,936	44,717
Mirvac Group REIT	22,986	42,552
Stockland REIT	24,074	75,993
Transurban Group	3,809	38,374
		896,940
Belgium | 0.2%
Warehouses De Pauw CVA REIT	1,783	76,832
Canada | 3.6%
Agnico Eagle Mines, Ltd.	2,818	172,574
Allied Properties REIT	893	33,309
Artis REIT	4,437	46,388
Atco, Ltd., Class I	3,117	107,037
Boardwalk Real Estate Investment Trust	1,451	68,235
Canadian National Railway Co.	512	68,682
Choice Properties REIT	5,697	70,589
Enbridge, Inc.	9,642	443,864
FirstService Corp.	223	32,256
Granite Real Estate Investment Trust	1,098	84,650
Killam Apartment Real Estate Investment Trust	3,836	65,726
RioCan Real Estate Investment Trust REIT	3,247	65,530
SmartCentres REIT	2,445	64,208
Summit Industrial Income REIT	4,221	74,348
True North Commercial REIT	5,247	30,051
		1,427,447
France | 2.0%
Eutelsat Communications SA	1,344	14,590
Gecina SA REIT	242	30,450
ICADE REIT	1,055	67,789
Vinci SA	6,581	672,826
		785,655
Germany | 0.1%
Sirius Real Estate, Ltd.	24,037	39,417
Hong Kong | 1.3%
CK Infrastructure Holdings, Ltd.	27,000	180,668
Henderson Land Development Co., Ltd.	28,000	116,243
Kerry Properties, Ltd.	31,500	88,766
Description	Shares	Fair Value
Link REIT	4,900	$41,765
New World Development Co., Ltd.	12,000	48,726
Power Assets Holdings, Ltd.	4,500	29,312
		505,480
Israel | 0.7%
Azrieli Group, Ltd.	858	75,278
Gav-Yam Lands Corp., Ltd.	2,655	31,152
Israel Canada T.R, Ltd.	6,656	36,371
Israel Land Development - Urban Renewal, Ltd.	1,713	27,589
Mivne Real Estate KD, Ltd.	18,649	72,853
YH Dimri Construction & Development, Ltd.	300	27,754
		270,997
Italy | 4.2%
Atlantia SpA (*)	6,118	127,228
Enel SpA	12,875	85,980
Hera SpA	59,888	220,964
Italgas SpA	44,911	288,360
Snam SpA	16,991	98,123
Terna - Rete Elettrica Nazionale	97,717	840,427
		1,661,082
Japan | 2.4%
Daito Trust Construction Co., Ltd.	900	95,490
Daiwa House Industry Co., Ltd.	4,500	117,566
Frontier Real Estate Investment Corp. REIT	27	112,207
GLP J-REIT	33	50,229
Goldcrest Co., Ltd.	1,700	23,392
Hoshino Resorts REIT, Inc. REIT	6	33,602
Japan Real Estate Investment Corp. REIT	11	57,640
Katitas Co., Ltd.	2,500	68,777
Mitsubishi Estate Co., Ltd.	5,300	78,824
Nippon Building Fund, Inc. REIT	14	79,502
NIPPON REIT Investment Corp.	13	40,758
Nomura Real Estate Holdings, Inc.	3,000	71,844
Open House Co., Ltd.	900	39,826
Orix JREIT, Inc.	55	74,563
		944,220
Luxembourg | 0.1%
SES SA	2,283	20,782
Netherlands | 0.1%
Eurocommercial Properties NV REIT	1,998	54,641
Singapore | 0.9%
Ascendas India Trust	28,600	25,028
Keppel Pacific Oak US REIT	32,800	24,062
Mapletree Commercial Trust REIT	53,900	74,964
Mapletree Industrial Trust REIT	34,800	68,896

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•) (continued)
Parkway Life REIT	24,400	$84,420
Propnex, Ltd.	20,200	27,972
Sasseur REIT	80,100	49,894
		355,236
Spain | 2.5%
Ferrovial SA	19,998	529,424
Iberdrola SA	41,368	450,264
		979,688
Sweden | 1.1%
Atrium Ljungberg AB, B Shares	2,197	44,709
Catena AB	1,288	77,903
Cibus Nordic Real Estate AB	1,598	42,461
Dios Fastigheter AB	2,763	29,883
Fastighets AB Balder, B Shares (*)	1,187	77,674
NP3 Fastigheter AB	1,489	49,009
Sagax AB, Class D (*)	7,729	26,509
Samhallsbyggnadsbolaget i Norden AB	16,294	72,566
		420,714
Switzerland | 0.1%
Flughafen Zuerich AG (*)	125	22,433
United Kingdom | 4.8%
Big Yellow Group PLC REIT	3,837	77,218
National Grid PLC	51,594	792,468
Pennon Group PLC	828	11,672
Safestore Holdings PLC REIT	3,434	60,271
Savills PLC	2,390	34,740
Segro PLC REIT	12,366	217,840
Severn Trent PLC	1,209	48,800
SSE PLC	25,824	591,302
United Utilities Group PLC	4,077	60,092
		1,894,403
United States | 33.8%
Alexandria Real Estate Equities, Inc. REIT	1,689	339,911
Ameren Corp.	2,449	229,618
American Electric Power Co., Inc.	2,465	245,933
American Tower Corp. REIT	1,357	340,906
AvalonBay Communities, Inc. REIT	1,772	440,112
Brixmor Property Group, Inc. REIT	3,110	80,269
Camden Property Trust REIT	797	132,461
CBRE Group, Inc., Class A (*)	1,962	179,562
CF Industries Holdings, Inc.	1,750	180,355
Consolidated Edison, Inc.	2,154	203,941
Crown Castle International Corp. REIT	2,063	380,830
CSX Corp.	12,825	480,296
Description	Shares	Fair Value
Digital Realty Trust, Inc. REIT	2,382	$337,768
Dominion Energy, Inc.	5,261	447,027
Duke Realty Corp. REIT	5,764	334,658
EastGroup Properties, Inc. REIT	366	74,400
EPR Properties REIT	526	28,777
Equinix, Inc. REIT	456	338,179
Equity Lifestyle Properties, Inc. REIT	1,202	91,929
Equity Residential REIT	1,975	177,592
Essential Properties Realty Trust, Inc. REIT	1,198	30,309
Essex Property Trust, Inc. REIT	186	64,259
Evergy, Inc.	2,365	161,624
Extra Space Storage, Inc. REIT	796	163,658
Federal Realty Investment Trust REIT	699	85,327
First Industrial Realty Trust, Inc. REIT	1,396	86,426
Gaming and Leisure Properties, Inc. REIT	1,283	60,211
Healthcare Trust of America, Inc., Class A REIT	1,500	47,010
Healthpeak Properties, Inc. REIT	1,756	60,283
Highwoods Properties, Inc. REIT	1,099	50,268
Hilton Worldwide Holdings, Inc. (*)	2,406	365,086
Hudson Pacific Properties, Inc. REIT	1,636	45,399
Innovative Industrial Properties, Inc. REIT	396	81,338
Invitation Homes, Inc., REIT	4,212	169,238
Iron Mountain, Inc. REIT	2,150	119,132
Jones Lang LaSalle, Inc. (*)	335	80,219
Kimco Realty Corp. REIT	9,112	225,066
Lamar Advertising Co., Class A REIT	565	65,642
Life Storage, Inc. REIT	1,279	179,610
MGM Growth Properties LLC, Class A REIT	1,453	56,231
Mid-America Apartment Communities, Inc. REIT	1,606	336,377
National Retail Properties, Inc. REIT	1,262	56,714
Newmark Group, Inc., Class A	1,447	23,036
Norfolk Southern Corp.	752	214,485
NorthWestern Corp.	3,509	212,259
Omega Healthcare Investors, Inc. REIT	2,619	81,608
Outfront Media, Inc. REIT	1,010	28,714
Pinnacle West Capital Corp.	7,929	619,255
Preferred Apartment Communities, Inc. REIT	1,387	34,592
Prologis, Inc. REIT	4,155	670,949
PS Business Parks, Inc. REIT	494	83,032
Public Storage REIT	921	359,448
Rayonier, Inc., REIT	1,065	43,793
Realty Income Corp. REIT	2,669	184,962
Regency Centers Corp. REIT	699	49,867
SBA Communications Corp. REIT	2,036	700,588
Simon Property Group, Inc. REIT	2,810	369,684

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•) (continued)
SITE Centers Corp. REIT	4,560	$76,198
SL Green Realty Corp. REIT	3,234	262,536
Spirit Realty Capital, Inc. REIT	1,947	89,601
STAG Industrial, Inc., REIT	1,814	75,009
STORE Capital Corp. REIT	2,679	78,307
Sun Communities, Inc. REIT	395	69,240
Targa Resources Corp.	5,930	447,537
The St. Joe Co.	751	44,489
UDR, Inc. REIT	1,564	89,727
Union Pacific Corp.	950	259,550
Urstadt Biddle Properties, Inc. Class A REIT	1,731	32,560
Ventas, Inc. REIT	1,872	115,615
VICI Properties, Inc. REIT	1,330	37,852
Welltower, Inc. REIT	1,904	183,051
Weyerhaeuser Co. REIT	2,159	81,826
		13,273,321
Total Common Stocks (Cost $20,626,675)		23,629,288
Exchange-Traded Funds | 4.9%
Aberdeen Standard Physical Silver Shares ETF (Δ)	15,700	374,445
SPDR Gold Shares (Δ)	8,664	1,565,152
Total Exchange-Traded Funds (Cost $1,888,903)		1,939,597
Short-Term Investments | 33.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Δ) (Cost $13,195,729)	13,195,729	13,195,729
Total Investments | 98.7% (Cost $35,711,307) (»)		$38,764,614
Cash and Other Assets in Excess of Liabilities | 1.3%		518,015
Net Assets | 100.0%		$39,282,629

Lazard Real Assets Portfolio (•) (continued)

Forward Currency Contracts open at March 31, 2022:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	245,578	USD	184,612	CIT	06/29/22	$—	$566
AUD	177,551	USD	133,488	HSB	06/29/22	—	424
AUD	337,660	USD	253,892	JPM	06/29/22	—	836
AUD	113,562	USD	85,392	SSB	06/29/22	—	284
CAD	46,168	USD	36,952	CIT	06/29/22	—	30
CAD	17,212	USD	13,776	HSB	06/29/22	—	11
CAD	3,709	USD	2,969	JPM	06/29/22	—	3
CHF	9,133	USD	9,959	CIT	06/29/22	—	38
CHF	81,330	USD	88,671	HSB	06/29/22	—	325
CHF	20,005	USD	21,818	JPM	06/29/22	—	88
CHF	80,437	USD	87,716	SSB	06/29/22	—	340
EUR	1,393,672	USD	1,554,136	CIT	06/29/22	—	7,135
EUR	1,331,539	USD	1,484,594	HSB	06/29/22	—	6,562
EUR	653,746	USD	728,965	JPM	06/29/22	—	3,295
EUR	657,454	USD	733,162	SSB	06/29/22	—	3,377
GBP	256,119	USD	336,909	CIT	06/29/22	—	552
GBP	702,192	USD	923,653	HSB	06/29/22	—	1,476
GBP	377,415	USD	496,503	JPM	06/29/22	—	850
GBP	77,777	USD	102,324	SSB	06/29/22	—	181
HKD	2,042,616	USD	261,258	CIT	06/29/22	—	149
HKD	363,484	USD	46,475	HSB	06/29/22	—	10
HKD	846,292	USD	108,214	SSB	06/29/22	—	32
USD	180,682	AUD	245,578	CIT	06/29/22	—	3,364
USD	44,350	AUD	59,827	HSB	06/29/22	—	487
USD	86,613	AUD	117,724	HSB	06/29/22	—	1,614
USD	248,415	AUD	337,660	JPM	06/29/22	—	4,641
USD	150,477	AUD	204,562	SSB	06/29/22	—	2,830
USD	36,091	CAD	46,168	CIT	06/29/22	—	831
USD	13,456	CAD	17,212	HSB	06/29/22	—	309
USD	9,153	CAD	11,709	JPM	06/29/22	—	211
USD	9,733	CHF	9,133	CIT	06/29/22	—	188
USD	29,413	CHF	27,278	HSB	06/29/22	—	218
USD	57,625	CHF	54,052	HSB	06/29/22	—	1,089
USD	21,326	CHF	20,005	JPM	06/29/22	—	405
USD	108,125	CHF	101,437	SSB	06/29/22	—	2,062
USD	1,532,837	EUR	1,393,672	CIT	06/29/22	—	14,164
USD	259,097	EUR	233,884	HSB	06/29/22	—	519
USD	1,207,811	EUR	1,097,655	HSB	06/29/22	—	10,606
USD	719,263	EUR	653,746	JPM	06/29/22	—	6,407
USD	1,232,382	EUR	1,120,454	SSB	06/29/22	—	11,342
USD	335,582	GBP	256,119	CIT	06/29/22	—	775
USD	919,907	GBP	702,192	HSB	06/29/22	—	2,270
USD	494,482	GBP	377,415	JPM	06/29/22	—	1,171
USD	324,610	GBP	247,777	SSB	06/29/22	—	791
USD	261,560	HKD	2,042,616	CIT	06/29/22	452	—

Lazard Real Assets Portfolio (•) (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	46,546	HKD	363,484	HSB	06/29/22	$82	$—
USD	155,098	HKD	1,211,292	SSB	06/29/22	258	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$792	$92,858

Futures Contracts open at March 31, 2022 (Δ):

Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation
Natural Gas	24	$240,000	04/27/2022	1,070,044	$1,354,080	$284,036
Sugar 11 (World)	2	224,000	04/29/2022	39,829	43,657	3,828
Cotton No. 2	1	50,000	05/06/2022	59,666	67,845	8,179
Low Sulphur Gasoil	6	600	05/12/2022	466,506	604,800	138,294
Soybean Oil	1	60,000	05/13/2022	40,231	41,964	1,733
Total gross unrealized appreciation on Futures Contracts						$436,070

Total Return Swap Agreements open at March 31, 2022 (Δ):

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Payable	Payment Frequency	Unrealized Appreciation
USD	GSC	$9,337,590	10/22/22	Appreciation, and dividends paid, on commodities in a custom momentum basket	0.00%	Depreciation, and dividend expense (if applicable), on commodities in a custom momentum basket	Upon Maturity(a)	$2,110,560

(a)	For swap agreements, the net settlement will occur on the expiration date.

Lazard Real Assets Portfolio (•) (concluded)
The following table represents the commodity exposure expressed as a percentage of the notional amount of the individual commodity underlying the custom total return basket swap agreements with GSC, as of March 31, 2022:
Commodity	Commodity Index Ticker Symbol	Commodity Exposure Expressed as a Percentage of Notional Amount
Aluminum	BCOMAL	5.11%
Bean Oil	BCOMBO	4.54
Brent Crude	BCOMCO	11.77
Coffee	BCOMKC	3.06
Copper	BCOMHG	7.23
Corn	BCOMCN	9.01
Cotton	BCOMCT	0.56
Crude Oil	BCOMCL	13.08
Gasoline (RBOB)	BCOMRB	2.56
Gold	BCOMGC	0.21
Heating Oil	BCOMHO	4.79
Kansas Wheat	BCOMKW	3.14
Lean Hogs	BCOMLH	0.19
Live Cattle	BCOMLC	3.91
Natural Gas	BCOMNG	2.17
Nickel	BCOMNI	2.73
Silver	BCOMSI	1.47
Soy Meal	BCOMSM	4.65
Soybeans	BCOMSY	7.82
Sugar	BCOMSB	3.54
Wheat	BCOMWH	5.01
Zinc	BCOMZS	3.45
Total		100.00%

The Lazard Funds, Inc. Notes to Portfolios of Investments

March 31, 2022 (unaudited)

(*)	Non-income producing security.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under US Generally Accepted Accounting Principles in the United States of America hierarchy.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2022, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Equity Advantage	1.5%
Emerging Markets Debt	6.7%
Global Fixed Income	2.5%
U.S. Corporate Income	58.9%
Enhanced Opportunities	4.9%
Global Dynamic Multi Asset	0.4%

(^)	The Investment Company Act of 1940 defines “affiliated persons” to include a portfolio company in which a portfolio owns 5% or more of the outstanding voting securities. Investments in “affiliated persons” for Global Listed Infrastructure Portfolio and Enhanced Opportunities for the period ended March 31, 2022 were as follows:

Issue	Value at December 31, 2021	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at March 31, 2022	Values at March 31, 2022
Global Listed Infrastructure
Atlas Arteria, Ltd.	$249,880,072	$-	$-	$-	$(8,561,944)	$7,565,209	49,611,421	$241,318,128
Eutelsat Communications SA	142,933,220	-	-	-	(16,115,798)	-	11,681,887	126,817,422
SES SA	163,718,030	-	-	-	23,978,145	-	20,619,089	187,696,175
Total Securities	$556,531,322	$-	$-	$-	$(699,597)	$7,565,209	$81,912,397	$555,831,725

Issue	Value at December 31, 2021	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at March 31, 2022	Values at March 31, 2022
Enhanced Opportunities
Avadel Pharmaceuticals PLC ADR	$(553,997)	$-	$(46,118)	$-	$89,292	$-	$(74,791)	$(510,823)

(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2022.
(¶)	Date shown is the next perpetual call date.
(Ø)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at March 31, 2022 which may step up at a future date.
(«)	Issue in default.
(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(•)	Lazard Real Assets Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(Δ)	The security is owned by Lazard Real Assets Portfolio Ltd., a wholly-owned subsidiary of the Lazard Real Assets Portfolio.

Security Abbreviations:

ADR	- American Depositary Receipt	NTN-F	- Brazil Sovereign “Nota do Tesouro
CDOR	- Canadian Dollar Offered Rate	NVDR	- Non-Voting Depository Receipt
CMT	- Constant Maturity Treasury	PJSC	- Public Joint Stock Company
CVR	- Contingent Value Rights	REIT	- Real Estate Investment Trust
ETF	- Exchange-Traded Fund	SOFR	- Secured Overnight Financing Rate
GDR	- Global Depositary Receipt	SONIA	- Sterling Overnight Index Average
JSC	- Joint Stock Company	WIBOR	- Warsaw Interbank Offered Rate
LIBOR	- London Interbank Offered Rate

Currency Abbreviations:

AUD	- Australian Dollar	JPY	- Japanese Yen
BRL	- Brazilian Real	KRW	- South Korean Won
CAD	- Canadian Dollar	MXN	- Mexican New Peso
CHF	- Swiss Franc	MYR	- Malaysian Ringgit
CLP	- Chilean Peso	NOK	- Norwegian Krone
CNH	- Chinese Yuan Renminbi	NZD	- New Zealand Dollar

CNY	- Chinese Renminbi	PEN	- Peruvian Nuevo Sol
COP	- Colombian Peso	PLN	- Polish Zloty
CZK	- Czech Koruna	RON	- New Romanian Leu
DKK	- Danish Krone	RUB	- Russian Ruble
EGP	- Egyptian Pound	SEK	- Swedish Krona
EUR	- Euro	SGD	- Singapore Dollar
GBP	- British Pound Sterling	THB	- Thai Baht
HKD	- Hong-Kong Dollar	UAH	- Ukrainian Hryvnia
HUF	- Hungarian Forint	USD	- United States Dollar
IDR	- Indonesian Rupiah	UYU	- Uruguayan Peso
INR	- Indian Rupee	ZAR	- South African Rand

Counterparty Abbreviations:
BNP	- BNP Paribas SA	JPM	- JPMorgan Chase Bank NA
BOA	- Bank of America	MEL	- The Bank of New York Mellon Corp.
BRC	- Barclays Bank PLC	MSC	- Morgan Stanley & Co.
CAN	- Canadian Imperial Bank of Commerce	RBC	- Royal Bank of Canada
CIT	- Citibank NA	SCB	- Standard Chartered Bank
GSC	- Goldman Sachs International	SSB	- State Street Bank and Trust Co.
HSB	- HSBC Bank USA NA	UBS	- UBS AG

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Emerging Markets Strategic Equity Portfolio
Common & Preferred Stocks
Air Freight & Logistics	1.5%	—%	—%	—%	—%
Airlines	—	—	0.1	—	—
Auto Components	1.1	0.7	0.2	1.8	1.0
Automobiles	0.7	1.5	2.6	2.7	0.8
Banks	22.9	13.2	16.1	23.6	20.4
Beverages	2.2	2.0	1.6	—	1.1
Biotechnology	—	0.6	0.1	—	—
Building Products	—	—	0.1	—	—
Capital Markets	—	1.3	1.3	—	1.2
Chemicals	1.7	2.6	3.6	1.3	1.1
Commercial Services & Suppliers	—	—	0.1	—	—
Communications Equipment	—	0.5	—	—	—
Construction & Engineering	—	1.1	1.6	—	—
Construction Materials	—	1.4	—	2.2	1.1
Consumer Finance	1.4	—	0.2	—	0.7
Diversified Financial Services	—	—	0.8	—	—
Diversified Telecommunication Services	—	1.4	2.0	3.0	1.2
Electric Utilities	—	—	0.8	—	—
Electrical Equipment	2.6	—	0.8	—	—
Electronic Equipment, Instruments & Components	4.6	1.0	2.8	2.0	2.1
Entertainment	—	2.5	1.5	—	1.5
Food & Staples Retailing	—	—	1.3	—	1.1
Food Products	—	0.8	1.6	0.9	—
Gas Utilities	—	—	0.7	0.8	1.1
Health Care Equipment & Supplies	—	—	0.4	—	—
Health Care Providers & Services	—	—	0.3	3.1	2.1
Hotels, Restaurants & Leisure	1.5	0.8	0.3	1.0	3.7
Household Durables	1.1	1.9	1.0	2.3	2.6
Household Products	—	—	—	0.8	0.7
Independent Power & Renewable Electricity Producers	—	—	0.8	0.9	—
Industrial Conglomerates	—	—	0.2	1.4	—
Insurance	1.2	4.2	2.7	5.3	2.6
Interactive Media & Services	8.7	5.7	4.2	—	3.8
Internet & Direct Marketing Retail	4.7	6.1	4.7	—	3.7
IT Services	1.7	3.2	3.6	—	3.8
Life Sciences Tools & Services	—	0.7	0.6	—	—
Machinery	2.9	2.3	0.1	0.9	2.6
Marine	—	—	1.4	—	—
Media	—	—	0.8	—	—
Metals & Mining	2.7	5.2	5.2	4.0	6.7
Multiline Retail	—	1.1	—	—	—
Oil, Gas & Consumable Fuels	2.1	6.7	5.4	8.6	4.9
Paper & Forest Products	1.1	1.3	0.1	0.6	—
Personal Products	—	0.7	—	2.8	1.5
Pharmaceuticals	1.3	—	2.1	0.7	1.1
Real Estate Management & Development	—	—	1.2	2.0	1.0
Road & Rail	2.1	0.9	—	—	—
Semiconductors & Semiconductor Equipment	14.8	13.2	10.5	11.2	11.7
Specialty Retail	5.4	2.4	1.2	1.0	—

The accompanying notes are an integral part of these financial statements.

Technology Hardware, Storage & Peripherals	6.8	6.5	5.2	8.2	4.9
Textiles, Apparel & Luxury Goods	0.6	2.5	0.8	—	1.2
Tobacco	—	—	0.1	0.8	1.3
Transportation Infrastructure	1.0	1.5	0.4	1.9	—
Wireless Telecommunication Services	—	—	1.7	1.9	2.5
Subtotal	98.4	97.5	94.9	97.7	96.8
Short-Term Investments	1.7	2.5	1.4	2.2	3.0
Total Investments	100.1%	100.0%	96.3%	99.9%	99.8%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio	Lazard International Equity Advantage Portfolio
Common & Preferred Stocks
Aerospace & Defense	—%	1.9%	—%	0.6%	0.9%
Air Freight & Logistics	—	—	—	—	1.9
Airlines	—	—	—	0.5	—
Auto Components	—	—	—	0.6	—
Automobiles	—	—	—	—	3.3
Banks	—	3.8	—	3.4	7.6
Beverages	1.7	7.2	—	4.4	0.1
Biotechnology	—	—	—	2.3	0.9
Building Products	—	0.7	—	—	2.8
Capital Markets	—	7.0	—	6.7	3.5
Chemicals	—	—	—	2.6	2.1
Commercial Services & Suppliers	4.0	—	—	—	0.4
Communications Equipment	0.9	2.1	—	—	1.1
Construction & Engineering	5.9	—	11.0	—	0.5
Construction Materials	—	—	—	—	0.3
Containers & Packaging	—	0.8	—	—	—
Diversified Consumer Services	6.0	—	—	—	—
Diversified Financial Services	—	—	—	—	1.0
Diversified Telecommunication Services	—	—	—	—	0.4
Electric Utilities	—	—	13.3	1.4	3.3
Electrical Equipment	—	3.4	—	3.3	1.4
Electronic Equipment, Instruments & Components	—	2.6	—	1.7	0.3
Energy Equipment & Services	—	—	—	1.1	—
Entertainment	—	1.8	—	2.7	1.3
Equity Real Estate Investment Trusts (REITs)	—	—	—	—	1.9
Food & Staples Retailing	—	—	—	—	2.1
Food Products	—	—	—	—	1.0
Gas Utilities	3.1	—	10.4	—	—
Health Care Equipment & Supplies	5.0	2.2	—	4.8	1.3
Health Care Providers & Services	17.9	—	—	2.9	0.3
Hotels, Restaurants & Leisure	5.8	1.6	—	—	1.7
Household Durables	—	0.6	—	—	2.0
Household Products	—	1.6	—	—	—
Independent Power & Renewable Electricity Producers	—	—	—	—	0.5
Industrial Conglomerates	—	0.8	—	—	1.0
Insurance	—	3.3	—	4.2	5.1
Interactive Media & Services	—	5.3	—	6.1	—
Internet & Direct Marketing Retail	—	0.8	—	—	0.1
IT Services	8.1	4.6	—	4.8	1.4
Leisure Products	—	1.9	—	—	1.1
Life Sciences Tools & Services	—	5.5	—	7.2	0.4
Machinery	—	1.1	—	—	1.1
Marine	—	—	—	—	1.8
Media	10.3	—	4.0	1.1	0.2
Metals & Mining	—	—	—	—	5.0
Multiline Retail	—	3.2	—	2.7	0.4
Multi-Utilities	4.1	—	19.8	—	—
Oil, Gas & Consumable Fuels	—	—	—	—	4.5
Personal Products	—	2.2	—	—	1.9
Pharmaceuticals	—	5.2	—	3.3	10.9
Professional Services	6.8	6.9	—	5.0	1.9

The accompanying notes are an integral part of these financial statements.

Real Estate Management & Development	—	—	—	—	0.9
Road & Rail	—	1.2	5.7	1.0	—
Semiconductors & Semiconductor Equipment	3.0	4.9	—	8.5	4.5
Software	—	5.2	—	12.9	2.3
Specialty Retail	2.9	2.3	—	—	1.0
Technology Hardware, Storage & Peripherals	—	—	—	—	0.8
Textiles, Apparel & Luxury Goods	4.0	3.9	—	—	1.4
Tobacco	—	—	—	—	3.0
Trading Companies & Distributors	—	1.5	—	1.7	2.2
Transportation Infrastructure	3.3	—	12.5	—	—
Water Utilities	—	—	9.2	—	—
Wireless Telecommunication Services	—	—	—	—	2.7
Subtotal	92.8	97.1	85.9	97.5	99.5
Short-Term Investments	7.1	2.8	13.8	2.8	1.0
Total Investments	99.9%	99.9%	99.7%	100.3%	100.5%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Equity Value Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio
Common & Preferred Stocks
Aerospace & Defense	4.3%	3.5%	7.5%	—%	0.7%
Air Freight & Logistics	—	—	—	—	1.1
Airlines	1.4	0.9	—	—	1.1
Auto Components	0.7	0.6	2.8	—	1.3
Automobiles	2.5	1.8	3.1	—	—
Banks	5.6	10.1	9.8	7.4	4.2
Beverages	3.7	2.3	7.2	5.8	2.8
Biotechnology	—	—	—	2.8	—
Building Products	1.1	0.7	2.3	2.6	2.1
Capital Markets	3.3	—	8.9	5.6	6.9
Chemicals	4.8	5.8	3.1	—	4.8
Commercial Services & Suppliers	—	—	—	—	3.2
Construction & Engineering	—	—	—	—	1.8
Diversified Financial Services	—	—	—	—	1.2
Diversified Telecommunication Services	1.1	1.9	—	—	0.8
Electric Utilities	1.5	1.3	—	—	—
Electrical Equipment	2.8	3.9	—	2.0	—
Electronic Equipment, Instruments & Components	—	—	—	2.5	0.3
Entertainment	3.0	1.4	4.8	3.4	1.0
Equity Real Estate Investment Trusts (REITs)	—	—	—	—	3.2
Food & Staples Retailing	2.2	0.7	3.3	2.6	1.0
Food Products	—	—	—	—	1.7
Gas Utilities	1.0	1.3	—	—	2.6
Health Care Equipment & Supplies	6.0	3.5	—	3.8	2.2
Health Care Providers & Services	—	—	—	—	0.7
Health Care Technology	—	—	—	—	0.8
Hotels, Restaurants & Leisure	1.3	1.4	6.6	—	1.1
Household Durables	—	—	2.9	—	1.8
Household Products	—	—	—	0.6	1.0
Independent Power & Renewable Electricity Producers	1.0	1.6	—	—	—
Industrial Conglomerates	1.3	—	3.0	—	—
Insurance	4.6	6.4	7.1	9.3	2.2
Interactive Media & Services	0.6	2.4	—	4.3	1.0
Internet & Direct Marketing Retail	0.7	1.0	1.9	1.9	—
IT Services	1.9	2.4	—	—	2.9
Leisure Products	4.5	3.1	4.8	3.3	1.9
Life Sciences Tools & Services	—	—	—	—	0.9
Machinery	2.2	1.3	—	—	4.2
Media	—	—	—	—	0.6
Metals & Mining	1.9	1.3	3.9	—	2.0
Multiline Retail	—	1.0	—	2.5	1.8
Multi-Utilities	2.4	2.0	4.2	—	—
Oil, Gas & Consumable Fuels	6.2	7.6	5.9	—	1.6
Personal Products	1.4	1.8	—	3.4	—
Pharmaceuticals	6.9	6.3	5.0	1.8	2.2
Professional Services	5.0	6.2	—	9.7	4.8
Real Estate Management & Development	3.8	1.8	—	—	8.2
Semiconductors & Semiconductor Equipment	3.4	5.6	—	8.4	2.2
Software	—	—	—	4.5	4.5

The accompanying notes are an integral part of these financial statements.

Specialty Retail	1.0	0.9	1.6	2.2	4.4
Technology Hardware, Storage & Peripherals	—	—	—	—	1.0
Textiles, Apparel & Luxury Goods	1.0	0.9	—	3.2	0.8
Trading Companies & Distributors	1.2	1.1	—	3.9	2.1
Water Utilities	—	0.8	—	—	0.3
Subtotal	97.3	96.6	99.7	97.5	99.0
Short-Term Investments	1.9	3.4	0.4	2.7	0.5
Total Investments	99.2%	100.0%	100.1%	100.2%	99.5%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio	Lazard Emerging Markets Debt Portfolio	Lazard Global Fixed Income Portfolio	Lazard Global Dynamic Multi-Asset Portfolio
Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	5.6%	1.3%	—%	—%	0.7%
Air Freight & Logistics	—	0.2	—	—	0.4
Airlines	1.6	—	—	—	—
Auto Components	1.2	—	—	—	0.1
Automobiles	2.7	—	—	2.2	1.8
Banks	7.2	1.6	2.2	9.4	6.4
Beverages	7.9	1.3	—	0.5	1.4
Biotechnology	1.7	2.9	—	1.1	0.9
Building Products	1.7	—	—	1.0	0.9
Capital Markets	1.9	2.6	—	2.1	2.7
Chemicals	3.8	0.5	—	—	0.5
Commercial Services & Suppliers	—	1.6	—	0.6	0.6
Communications Equipment	—	1.0	—	—	0.5
Consumer Finance	—	0.2	—	0.8	0.7
Containers & Packaging	—	0.2	—	0.7	0.5
Diversified Consumer Services	—	0.8	—	0.8	0.5
Diversified Financial Services	—	0.1	—	—	0.1
Diversified Telecommunication Services	—	4.7	—	1.4	2.4
Electric Utilities	1.3	4.1	—	—	0.6
Electrical Equipment	4.2	—	—	1.4	0.8
Electronic Equipment, Instruments & Components	1.4	0.6	—	0.4	0.8
Entertainment	2.0	0.7	—	—	0.4
Equity Real Estate Investment Trusts (REITs)	—	5.0	—	1.5	1.6
Food & Staples Retailing	0.9	7.6	—	1.8	0.9
Food Products	—	5.0	—	—	0.6
Gas Utilities	—	2.7	—	—	0.2
Health Care Equipment & Supplies	4.3	2.8	—	—	0.5
Health Care Providers & Services	—	2.7	—	0.5	1.7
Health Care Technology	—	0.3	—	—	—
Hotels, Restaurants & Leisure	1.5	2.1	—	1.6	1.3
Household Durables	—	0.2	—	—	0.2
Household Products	—	3.1	—	1.2	1.4
Independent Power & Renewable Electricity Producers	1.5	0.8	—	—	0.2
Industrial Conglomerates	—	—	—	—	0.2
Insurance	6.2	4.4	—	—	1.5
Interactive Media & Services	—	1.2	—	1.1	1.8
Internet & Direct Marketing Retail	0.3	—	—	0.6	1.3
IT Services	2.8	4.3	—	0.5	1.9
Leisure Products	4.0	0.3	—	—	0.3
Life Sciences Tools & Services	—	1.5	—	—	0.8
Machinery	1.9	0.7	—	1.9	1.6
Marine	—	0.4	—	—	0.3
Media	1.5	2.3	—	—	0.7
Metals & Mining	2.3	1.7	—	—	0.6
Multiline Retail	0.7	1.2	—	—	0.5
Multi-Utilities	2.2	0.7	—	—	0.2
Oil, Gas & Consumable Fuels	1.9	1.8	2.1	—	1.5
Personal Products	—	0.2	—	—	0.2
Pharmaceuticals	3.0	7.5	—	1.2	3.4
Professional Services	5.6	2.4	—	—	1.0

The accompanying notes are an integral part of these financial statements.

Real Estate Management & Development	2.9	0.9	0.8	—	0.2
Road & Rail	1.0	0.9	—	—	0.5
Semiconductors & Semiconductor Equipment	4.4	2.4	—	—	2.0
Software	—	2.8	—	1.5	3.8
Specialty Retail	1.6	1.2	—	0.7	1.3
Technology Hardware, Storage & Peripherals	—	0.3	—	2.2	3.1
Textiles, Apparel & Luxury Goods	—	0.2	—	—	0.4
Thrifts & Mortgage Finance	1.1	0.2	—	—	0.1
Tobacco	—	0.3	—	—	0.1
Trading Companies & Distributors	—	0.7	—	0.8	0.6
Transportation Infrastructure	—	—	1.0	—	—
Wireless Telecommunication Services	—	1.1	—	—	0.1
Subtotal	95.8	98.3	6.1	39.5	62.3
Exchange Traded Funds	—	—	—	—	4.3
Foreign Government Obligations	—	—	87.9	46.7	20.7
Supranational Bonds	—	—	0.1	11.0	5.5
US Municipal Bonds	—	—	—	1.3	1.1
US Treasury Securities	—	—	—	2.2	1.5
Short-Term Investments	3.8	1.3	4.9	—	6.1
Total Investments	99.6%	99.6%	99.0%	100.7%	101.5%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Real Assets Portfolio
Common Stocks
Chemicals	0.5%
Construction & Engineering	3.1
Electric Utilities	8.2
Equity Real Estate Investment Trusts (REITs)	29.3
Gas Utilities	1.0
Hotels, Restaurants & Leisure	0.9
Household Durables	0.1
Media	0.1
Metals & Mining	0.4
Multi-Utilities	5.6
Oil, Gas & Consumable Fuels	2.3
Real Estate Management & Development	4.8
Road & Rail	2.6
Transportation Infrastructure	1.0
Water Utilities	0.3
Subtotal	60.2
Exchange Traded Funds	4.9
Short-Term Investments	33.6
Total Investments	98.7%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country:

Industry†	Lazard Enhanced Opportunities Portfolio
	Long	Short
Common Stocks and Convertible Corporate Bonds
Aerospace & Defense	2.4%	-0.5%
Air Freight & Logistics	0.9	-0.6
Airlines	3.5	-2.3
Auto Components	1.5	-0.5
Automobiles	4.9	-1.6
Banks	4.7	-0.2
Biotechnology	11.4	-5.7
Chemicals	1.8	-0.7
Construction & Engineering	0.6	-0.4
Consumer Finance	6.3	-1.8
Diversified Consumer Services	1.3	-0.4
Diversified Financial Services	0.9	—
Diversified Telecommunication Services	1.4	-0.4
Electrical Equipments	0.6	-0.3
Electronic Equipment, Instruments & Components	3.5	-0.4
Energy Equipment & Services	1.4	-0.6
Entertainment	5.0	-1.6
Equity Real Estate Investment Trusts (REITs)	3.1	-0.9
Food & Staples Retailing	2.8	-1.1
Food Products	0.2	—
Health Care Equipment & Supplies	8.9	-4.0
Health Care Providers & Services	1.7	-0.4
Health Care Technology	0.9	-0.3
Hotels, Restaurants & Leisure	1.7	-1.8
Independent Power & Renewable Electricity Producers	0.7	-0.4
Insurance	0.2	—
Interactive Media & Services	2.2	-0.6
Internet & Direct Marketing Retail	7.1	-1.2
IT Services	4.8	-0.9
Leisure Products	2.1
Life Sciences Tools & Services	1.3	-0.6
Machinery	2.0	-0.3
Marine	1.5	-1.3
Media	11.4	-0.7
Metals & Mining	9.9	-7.5
Mortgage Real Estate Investment Trusts (REITs)	9.5	-0.5
Oil, Gas & Consumable Fuels	4.5	-3.4
Personal Products	2.7	-0.3
Pharmaceuticals	10.7	-3.0
Professional Services	0.8	-0.1
Real Estate Management & Development	2.5	-0.8
Semiconductors & Semiconductor Equipment	2.4	-1.3
Software	13.0	-2.2
Specialty Retail	2.2	-0.4
Technology Hardware, Storage & Peripherals	0.7	-0.5
Subtotal	163.6	-52.5
Exchange Traded Funds	—	-1.3
Options Purchased	0.1	—
US Treasury Securities	—	-31.4
Short-Term Investments	8.8	—
Total Investments	172.5%	-85.2%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 23, 2022

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 23, 2022